Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,133,440
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 10/18/24)	2,290	2,291,594
BA Credit Card Trust, Class A1, 0.44%, 09/15/26	3,510	3,509,017
Capital One Multi-Asset Execution Trust, Class A1, 0.55%, 07/15/26	2,000	2,003,948
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 07/15/22)	1,786	1,817,834
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 09/16/22)	783	791,038
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 07/16/23)	1,861	1,881,221
Honda Auto Receivables Owner Trust
Series 2019-2, Class A4, 2.54%, 03/21/25 (Call 09/21/22)	2,375	2,436,448
Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 07/15/23)	2,750	2,791,046
Nissan Auto Lease Trust Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 10/15/22)	1,870	1,897,596
Santander Drive Auto Receivables Trust Class C, 0.95%, 09/15/27 (Call 06/15/25)	1,370	1,372,358
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 07/15/22)	458	459,538
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 04/15/23)	1,018	1,060,236
Toyota Auto Receivables Owner Trust, Class A4, 0.53%, 10/15/26 (Call 03/15/25)	750	748,354
Verizon Master Trust, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,873,343
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 05/15/23)	430	431,124
Total Asset-Backed Securities — 0.5%
(Cost: $29,282,137)		29,498,135

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/25)	1,000	1,014,409
Series 2018-B4, Class A2, 3.98%, 07/15/51	3,380	3,561,375
CD Mortgage Trust, 3.25%, 11/10/49 (Call 10/10/26)	1,000	1,077,837
COMM Mortgage Trust
Class A4, 3.61%, 10/10/48 (Call 09/10/25)	1,335	1,465,678
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 04/15/22)	573	580,261
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,000	2,137,138
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (Call 05/10/23)(a)	5,366	5,634,527
Series 2013-CR9, Class A4, 4.25%, 07/10/45(a)	2,000	2,121,686
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	3,689	3,906,463
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	4,200	4,532,475
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,923,751
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	$4,000	$4,404,118
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	5,316,689
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,208	1,255,452
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	1,989	2,083,453
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	4,000	4,343,345
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	4,000	4,291,443
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	3,034,096
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	225	242,423
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	3,000	3,241,172
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,445	1,504,063
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	2,000	2,177,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	150	161,566
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.08%, 07/15/46 (Call 06/15/23)(a)	3,000	3,155,011
Series 2013-C10, Class AS, 4.08%, 07/15/46 (Call 06/15/23)(a)	1,000	1,051,004
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	1,000	1,047,762
Series 2013-C7, Class A3, 2.66%, 02/15/46 (Call 11/15/22)	2,020	2,054,544
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 03/15/24)	2,785	2,893,158
Series 2014-C18, Class ASB, 3.62%, 10/15/47	996	1,037,863
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	269,323
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	1,073,644
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	800	823,576
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	1,017	1,059,931
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 01/15/26)	5,000	5,530,414
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,000	3,072,624
		84,080,009
Total Collaterized Mortgage Obligations — 1.5%
(Cost: $83,582,678)	.	84,080,009

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	$200	$209,688
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/22)(b)(c)	375	381,750
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	748	815,874
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(b)	175	186,123
WPP Finance 2010, 3.75%, 09/19/24	288	313,701
		1,907,136
Aerospace & Defense — 0.5%
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	181	197,346
3.85%, 12/15/25 (Call 09/15/25)(b)	1,000	1,108,060
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	1,064	1,066,341
1.88%, 06/15/23 (Call 04/15/23)	365	372,081
1.95%, 02/01/24	1,010	1,036,209
2.20%, 02/04/26 (Call 02/04/23)	2,005	2,022,283
2.25%, 06/15/26 (Call 03/15/26)(d)	150	153,887
2.75%, 02/01/26 (Call 01/01/26)	1,025	1,072,785
2.80%, 03/01/23 (Call 02/01/23)	170	175,557
2.80%, 03/01/24 (Call 02/01/24)(d)	428	446,451
2.85%, 10/30/24 (Call 07/30/24)	61	64,262
4.51%, 05/01/23 (Call 04/01/23)	1,388	1,474,625
4.88%, 05/01/25 (Call 04/01/25)	1,383	1,550,799
Embraer Netherlands Finance BV, 5.05%, 06/15/25	800	839,936
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(d)	90	91,146
1.88%, 08/15/23 (Call 06/15/23)	303	311,866
2.25%, 11/15/22 (Call 08/15/22)	597	609,513
2.38%, 11/15/24 (Call 09/15/24)	112	118,168
3.25%, 04/01/25 (Call 03/01/25)	1,200	1,303,464
3.38%, 05/15/23 (Call 04/15/23)	773	813,405
3.50%, 05/15/25 (Call 03/15/25)	154	169,141
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	150	166,323
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	605	665,669
6.88%, 05/01/25 (Call 04/01/25)	540	628,236
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	49	53,895
3.85%, 06/15/23 (Call 05/15/23)	750	795,698
3.95%, 05/28/24 (Call 02/28/24)	335	363,060
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	473	508,196
3.10%, 01/15/23 (Call 11/15/22)	478	494,959
3.55%, 01/15/26 (Call 10/15/25)	1,055	1,170,712
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,191	1,270,344
3.25%, 08/01/23	247	260,810
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	717	734,610
3.20%, 03/15/24 (Call 01/15/24)	486	517,590
3.70%, 12/15/23 (Call 09/15/23)	142	151,737
3.95%, 08/16/25 (Call 06/16/25)	960	1,069,709
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	500	503,790
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	157,136
5.50%, 01/15/25 (Call 10/15/22)(b)	245	257,757
Security	Par (000)	Value

Aerospace & Defense (continued)
7.50%, 04/15/25 (Call 04/15/22)(b)	$575	$610,230
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	240	263,770
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(e)	600	610,182
Teledyne Technologies Inc., 0.65%, 04/01/23	165	165,059
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	2,075	2,178,522
6.38%, 06/15/26 (Call 06/15/22)	450	465,372
8.00%, 12/15/25 (Call 04/08/22)(b)	525	564,548
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/22)	200	210,890
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(b)	250	252,645
7.75%, 08/15/25 (Call 08/15/21)	250	253,135
8.88%, 06/01/24 (Call 02/01/23)(b)	281	312,613
		30,654,522
Agriculture — 0.4%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	1,118	1,170,457
Archer-Daniels-Midland Co., Class C, 2.75%, 03/27/25 (Call 02/27/25)(d)	86	91,753
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	626	658,001
3.22%, 08/15/24 (Call 06/15/24)	1,220	1,295,725
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,430	2,450,582
3.95%, 06/15/25(b)	199	218,464
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	212	215,581
3.00%, 09/25/22 (Call 08/25/22)	324	332,469
4.35%, 03/15/24 (Call 02/15/24)	616	670,436
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	510	508,740
0.75%, 02/02/26 (Call 01/02/26)(b)	1,800	1,791,648
1.38%, 07/23/23(b)	1,391	1,417,679
3.25%, 03/01/23(b)	106	110,958
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/22)(b)	100	102,379
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	500,793
3.50%, 02/11/23 (Call 11/11/22)(b)	300	309,909
4.25%, 07/21/25 (Call 04/21/25)(b)	515	568,400
MHP Lux SA, 6.95%, 04/03/26(e)	200	210,684
MHP SE, 7.75%, 05/10/24(e)	200	215,956
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	150	149,126
1.13%, 05/01/23	384	389,411
1.50%, 05/01/25 (Call 04/01/25)	742	759,148
2.13%, 05/10/23 (Call 03/10/23)	451	464,133
2.38%, 08/17/22 (Call 07/17/22)	628	641,006
2.50%, 08/22/22	494	506,113
2.50%, 11/02/22 (Call 10/02/22)	693	711,087
2.63%, 03/06/23	60	62,303
2.75%, 02/25/26 (Call 11/25/25)	450	483,174
2.88%, 05/01/24 (Call 04/01/24)	590	626,385
3.25%, 11/10/24	487	527,996
3.38%, 08/11/25 (Call 05/11/25)	112	122,569
3.60%, 11/15/23	235	252,383
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,286	1,428,913
4.85%, 09/15/23	273	296,929

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	$125	$129,620
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(b)	500	506,695
		20,897,605
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	95	95,258
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(b)(d)	100	123,484
American Airlines Group Inc.
3.75%, 03/01/25(b)(d)	370	329,193
5.00%, 06/01/22(b)	250	249,345
American Airlines Inc., 11.75%, 07/15/25(b)	1,150	1,437,500
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	1,675	1,752,502
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	119	115,094
Series 2013-2, Class A, 4.95%, 07/15/24	269	274,176
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(b)(d)	200	187,808
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 12/20/25(b)	28	29,578
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	403	408,827
3.63%, 03/15/22 (Call 02/15/22)	300	303,570
3.80%, 04/19/23 (Call 03/19/23)	344	354,905
7.00%, 05/01/25(b)	1,654	1,945,948
7.38%, 01/15/26 (Call 12/15/25)(d)	625	735,888
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	20	21,092
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,305	1,404,545
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(e)	450	417,983
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	90	87,923
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	570	597,377
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(e)	400	404,928
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	124	127,244
4.75%, 05/04/23	1,995	2,136,844
5.25%, 05/04/25 (Call 04/04/25)	932	1,065,118
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	253	285,139
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	136	136,702
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	28	28,798
United Airlines Holdings Inc.
4.25%, 10/01/22	219	223,722
4.88%, 01/15/25(d)	225	230,582
5.00%, 02/01/24(d)	150	155,514
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	920	946,450
United Airlines Pass Through Trust
Series 16-2, Class B, 3.65%, 04/07/27	87	87,118
Series 2012-1, Class A, 4.15%, 10/11/25	61	64,229
Series 2013-1, Class A, 4.30%, 02/15/27	220	236,046
Series 2016-1, Class B, 3.65%, 07/07/27	87	86,812
Series 2018-1, Class B, 4.60%, 09/01/27	78	79,519
Series 2020-1, Class B, 4.88%, 01/15/26	140	146,763
		17,313,524
Security	Par (000)	Value

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	$375	$397,114
4.88%, 05/15/26 (Call 02/15/26)(b)	400	432,192
5.38%, 05/15/25 (Call 05/15/22)(b)	300	314,667
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/22)(d)	95	97,040
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	225	239,526
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	578	612,715
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	473	526,818
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	28	31,028
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	890	968,489
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	66	68,507
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	458	481,088
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(b)	250	263,210
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	160	171,753
		4,604,147
Auto Manufacturers — 1.4%
American Honda Finance Corp.
0.65%, 09/08/23	100	100,541
0.88%, 07/07/23	410	414,235
1.20%, 07/08/25	111	112,419
1.95%, 05/10/23	897	922,394
2.05%, 01/10/23	269	276,040
2.15%, 09/10/24	505	528,164
2.40%, 06/27/24	437	459,755
2.60%, 11/16/22	249	256,567
2.90%, 02/16/24	142	150,453
3.45%, 07/14/23	480	508,627
3.55%, 01/12/24	667	715,798
3.63%, 10/10/23	259	277,197
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	550	611,083
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	500	524,470
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	345	347,398
2.25%, 09/15/23 (Call 07/15/23)(b)	225	232,850
3.15%, 04/18/24 (Call 03/18/24)(b)	530	565,340
3.45%, 04/12/23 (Call 03/12/23)(b)	452	474,162
3.80%, 04/06/23(b)	408	430,587
3.90%, 04/09/25 (Call 03/09/25)(b)	899	992,631
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	135	134,849
3.65%, 10/01/23 (Call 07/01/23)	511	543,152
Daimler Finance North America LLC
1.75%, 03/10/23(b)	75	76,498
2.13%, 03/10/25(b)	405	421,366
2.55%, 08/15/22(b)	165	168,746
2.70%, 06/14/24(b)	304	320,623
3.30%, 05/19/25(b)	310	336,443
3.65%, 02/22/24(b)	480	515,650
3.70%, 05/04/23(b)	405	427,352
Ford Motor Co.
8.50%, 04/21/23	1,685	1,871,698
9.00%, 04/22/25 (Call 03/22/25)	1,705	2,098,190
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	202,828
3.09%, 01/09/23	725	739,797
3.10%, 05/04/23	440	449,830
3.34%, 03/28/22 (Call 02/28/22)	200	202,500

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.35%, 11/01/22	$490	$500,956
3.37%, 11/17/23	420	434,918
3.38%, 11/13/25 (Call 10/13/25)	930	971,571
3.55%, 10/07/22	228	233,306
3.66%, 09/08/24	500	524,275
3.81%, 01/09/24 (Call 11/09/23)	500	521,490
4.06%, 11/01/24 (Call 10/01/24)	730	774,326
4.13%, 08/04/25	600	642,042
4.14%, 02/15/23 (Call 01/15/23)	465	480,861
4.25%, 09/20/22	400	412,236
4.38%, 08/06/23	400	419,704
4.39%, 01/08/26	600	650,196
4.69%, 06/09/25 (Call 04/09/25)	450	488,732
5.13%, 06/16/25 (Call 05/16/25)	860	947,496
5.58%, 03/18/24 (Call 02/18/24)	665	724,631
Geely Automobile Holdings Ltd.
3.63%, 01/25/23(e)	200	205,616
4.00%, (Call 12/04/24)(a)(e)(f)	200	207,178
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(e)	200	203,698
General Motors Co.
4.88%, 10/02/23	424	460,659
5.40%, 10/02/23	792	868,674
6.13%, 10/01/25 (Call 09/01/25)	569	674,276
General Motors Financial Co. Inc.
1.05%, 03/08/24	365	368,241
1.25%, 01/08/26 (Call 12/08/25)	639	638,323
1.50%, 06/10/26 (Call 05/10/26)	1,000	1,003,310
1.70%, 08/18/23	163	166,320
2.75%, 06/20/25 (Call 05/20/25)	2,170	2,295,252
2.90%, 02/26/25 (Call 01/26/25)	698	740,278
3.25%, 01/05/23 (Call 12/05/22)	279	289,172
3.50%, 11/07/24 (Call 09/07/24)	542	582,417
3.70%, 05/09/23 (Call 03/09/23)	767	802,658
3.95%, 04/13/24 (Call 02/13/24)	683	734,997
4.00%, 01/15/25 (Call 10/15/24)	485	529,319
4.15%, 06/19/23 (Call 05/19/23)	871	923,861
4.25%, 05/15/23	402	426,667
4.30%, 07/13/25 (Call 04/13/25)	110	121,970
4.35%, 04/09/25 (Call 02/09/25)	186	206,101
5.10%, 01/17/24 (Call 12/17/23)	884	972,250
5.20%, 03/20/23	2,110	2,262,848
5.25%, 03/01/26 (Call 12/01/25)	305	353,495
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	185	192,084
3.35%, 06/08/25 (Call 05/08/25)(b)	922	986,964
Hyundai Capital America
0.80%, 01/08/24(b)	1,200	1,197,324
0.88%, 06/14/24(b)	300	299,301
1.25%, 09/18/23(b)	1,622	1,636,793
1.30%, 01/08/26 (Call 12/08/25)(b)	1,200	1,193,184
1.50%, 06/15/26 (Call 05/15/26)(b)	1,450	1,448,303
1.80%, 10/15/25 (Call 09/15/25)(b)	780	795,811
2.38%, 02/10/23(b)	279	286,039
2.65%, 02/10/25 (Call 01/10/25)(b)	395	414,809
2.85%, 11/01/22(b)	730	749,951
3.40%, 06/20/24(d)(e)	450	480,519
4.13%, 06/08/23(e)	300	318,267
4.30%, 02/01/24(e)	225	243,466
5.88%, 04/07/25 (Call 03/07/25)(b)	1,039	1,204,887
Security	Par (000)	Value

Auto Manufacturers (continued)
Hyundai Capital Services Inc.
1.25%, 02/08/26(e)	$200	$198,228
3.00%, 08/29/22(e)	400	409,920
3.75%, 03/05/23(e)	250	261,915
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 08/30/21)(b)	150	150,503
7.75%, 10/15/25 (Call 10/15/22)(b)	400	436,280
Kia Corp., 1.00%, 04/16/24(e)	400	401,764
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	195	195,066
2.60%, 09/28/22(b)	390	397,632
3.45%, 03/15/23(b)	110	114,458
3.88%, 09/21/23(b)	536	567,903
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	755	787,465
3.52%, 09/17/25 (Call 08/17/25)(b)	975	1,045,882
PACCAR Financial Corp.
0.35%, 08/11/23	62	62,045
0.35%, 02/02/24	9	8,980
0.80%, 06/08/23(d)	41	41,351
1.10%, 05/11/26	195	196,866
1.80%, 02/06/25	86	88,974
1.90%, 02/07/23	83	84,966
2.00%, 09/26/22	257	262,019
2.15%, 08/15/24	385	403,222
2.30%, 08/10/22(d)	195	199,072
2.65%, 04/06/23	79	82,115
3.40%, 08/09/23	111	117,902
Stellantis NV, 5.25%, 04/15/23	575	618,734
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	800	821,608
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,120	1,124,234
1.34%, 03/25/26 (Call 02/25/26)	2,087	2,120,726
2.36%, 07/02/24	321	337,772
3.42%, 07/20/23	234	248,169
Toyota Motor Credit Corp.
0.35%, 10/14/22	70	70,132
0.50%, 08/14/23	198	198,778
0.50%, 06/18/24	505	503,934
1.13%, 06/18/26	1,000	1,005,080
1.35%, 08/25/23	1,570	1,600,662
1.80%, 02/13/25	423	438,486
2.00%, 10/07/24	435	454,214
2.15%, 09/08/22	455	464,505
2.25%, 10/18/23	163	169,585
2.63%, 01/10/23	201	207,752
2.70%, 01/11/23	191	197,679
2.90%, 03/30/23	2,090	2,181,082
2.90%, 04/17/24	173	183,885
3.00%, 04/01/25	125	134,820
3.35%, 01/08/24	226	241,623
3.40%, 04/14/25	33	36,134
3.45%, 09/20/23	629	670,206
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	785	787,975
0.88%, 11/22/23(b)	1,000	1,004,660
1.25%, 11/24/25 (Call 10/24/25)(b)	1,725	1,729,088
2.85%, 09/26/24(b)	215	227,674
3.35%, 05/13/25(b)	1,005	1,087,581
4.25%, 11/13/23(b)	710	765,699

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	$150	$152,102
		79,921,362
Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	270	295,237
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)	279	288,416
6.25%, 03/15/26 (Call 03/15/22)	175	180,357
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	235	254,641
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(d)	199	215,692
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	212	225,148
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/15/22)(b)	405	428,668
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	125	141,685
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(b)	200	206,460
GC EOS Buyer Inc., 9.25%, 08/01/25 (Call 08/01/22)(b)	50	53,666
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/22)(d)	400	410,732
9.50%, 05/31/25 (Call 05/31/22)	360	398,484
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(e)	200	207,698
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	176	190,216
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(b)	185	195,935
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/22)(d)	250	246,418
5.38%, 12/15/24 (Call 12/15/21)(d)	115	115,621
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	260,985
Weichai International Hong Kong Energy Group Co. Ltd.,
3.75%, (Call 09/14/22)(a)(e)(f)	400	407,920
ZF North America Capital Inc.
4.50%, 04/29/22(b)	235	240,532
4.75%, 04/29/25(b)	450	488,219
		5,452,730
Banks — 10.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	500	500,985
4.40%, 03/27/28 (Call 03/27/23)(a)(e)	400	420,508
4.75%, 07/28/25(b)	500	563,350
ABQ Finance Ltd., 1.88%, 09/08/25(e)	600	600,168
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(e)	200	210,852
ADCB Finance Cayman Ltd.
4.00%, 03/29/23	200	211,030
4.50%, 03/06/23(e)	640	675,258
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(e)(f)	400	429,652
Agricultural Bank of China Ltd./Hong Kong, 1.00%, 10/22/23(e)	400	402,332
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(e)	400	400,996
1.25%, 01/19/26(e)	400	400,536
Agricultural Bank of China Ltd./Singapore, 0.80%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(e)	600	601,398
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(e)	200	214,686
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	575	620,155
Akbank T.A.S., 6.80%, 02/06/26(e)	400	424,000
Akbank TAS
5.00%, 10/24/22(e)	300	307,926
5.13%, 03/31/25(e)	200	201,968
Security	Par (000)	Value

Banks (continued)
AKCB Finance Ltd., 4.75%, 10/09/23(e)	$400	$432,528
Amber Circle Funding Ltd., 3.25%, 12/04/22(e)	1,040	1,074,486
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	300	301,938
3.40%, 03/19/24(b)	360	386,986
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(e)	400	412,712
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	213,690
3.75%, 06/14/23(b)	452	479,680
Australia & New Zealand Banking Group Ltd., 2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,000	1,045,730
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	775	798,397
Banco BBVA Peru SA
5.00%, 08/26/22(b)	350	362,086
5.25%, 09/22/29 (Call 09/22/24)(a)(e)	200	209,200
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,750	1,758,925
1.13%, 09/18/25	2,100	2,094,855
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(e)	800	815,152
3.20%, 01/27/25(e)	200	204,712
Banco de Bogota SA
5.38%, 02/19/23(d)(e)	200	208,718
6.25%, 05/12/26(e)	400	435,880
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(e)	400	410,692
3.13%, 07/01/30 (Call 07/01/25)(a)(e)	600	586,692
4.25%, 04/01/23(e)	400	416,952
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(e)	400	418,276
Banco do Brasil SA/Cayman
3.88%, 10/10/22	600	616,560
4.63%, 01/15/25(e)	400	424,140
4.75%, 03/20/24	600	637,188
4.88%, 04/19/23(e)	400	421,032
5.88%, 01/19/23(e)	400	422,584
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(e)	650	695,779
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(d)(e)	200	206,880
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(e)	500	522,585
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(d)(e)	300	312,393
5.38%, 04/17/25(e)	1,000	1,128,250
Banco Santander SA
1.85%, 03/25/26	1,100	1,120,097
2.71%, 06/27/24	1,380	1,455,969
2.75%, 05/28/25	1,140	1,203,338
3.13%, 02/23/23	265	275,507
3.85%, 04/12/23	445	469,306
Banco Votorantim SA, 4.38%, 07/29/25(e)	400	414,104
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	725	732,366
5.13%, 09/11/22	500	516,210
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(e)	600	648,984
Banistmo SA, 3.65%, 09/19/22(d)(e)	400	405,444
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(e)	200	200,564

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 04/11/24(e)	$200	$212,072
4.75%, 05/13/25(e)	200	222,358
Bank Muscat SAOG
4.75%, 03/17/26(e)	600	618,354
4.88%, 03/14/23(e)	200	207,104
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	400	410,112
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	1,000	1,000,360
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	5,255	5,275,600
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	1,000	1,005,380
1.20%, 10/24/26 (Call 10/24/25)(a)	3,035	3,029,325
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	3,707	3,728,093
1.49%, 05/19/24 (Call 05/19/23)(a)	86	87,472
1.73%, 07/22/27 (Call 07/22/26)(a)	6,000	6,106,920
2.02%, 02/13/26 (Call 02/13/25)(a)	4,395	4,537,222
2.46%, 10/22/25 (Call 10/22/24)(a)	1,065	1,115,822
2.50%, 10/21/22 (Call 10/21/21)	1,111	1,116,422
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	2,123	2,196,052
3.09%, 10/01/25 (Call 10/01/24)(a)	80	85,391
3.30%, 01/11/23	1,039	1,084,165
3.37%, 01/23/26 (Call 01/23/25)(a)	999	1,075,833
3.46%, 03/15/25 (Call 03/15/24)(a)	1,084	1,158,243
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.78%)(a)	1,432	1,499,433
3.86%, 07/23/24 (Call 07/23/23)(a)	1,133	1,204,674
3.88%, 08/01/25	270	301,398
4.00%, 04/01/24	887	966,653
4.00%, 01/22/25	222	243,685
4.10%, 07/24/23	1,047	1,122,855
4.13%, 01/22/24	986	1,072,462
4.20%, 08/26/24	1,080	1,183,896
4.45%, 03/03/26	530	600,151
Series L, 3.95%, 04/21/25	375	411,870
Series N, 1.66%, 03/11/27 (Call 03/11/26)(a)	2,805	2,849,908
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(f)	1,400	1,507,646
Bank of China Ltd., 5.00%, 11/13/24(e)	1,200	1,338,444
Bank of China Ltd./Hong Kong
0.98%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(e)	200	200,998
1.25%, 06/24/25(e)	600	601,938
2.38%, 01/16/25(e)	600	624,678
3.13%, 04/17/24(e)	200	212,638
Bank of China Ltd./Paris
0.95%, 09/21/23(e)	600	602,922
1.03%, 11/22/22, (3 mo. LIBOR US + 0.88%)(a)(e)	800	804,392
Bank of China Ltd./Singapore, 0.98%, 04/17/23, (3 mo. LIBOR US + 0.85%)(a)(e)	900	905,832
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(e)(f)	1,200	1,248,336
Bank of Communications Co. Ltd./Hong Kong
0.72%, 01/22/23, (3 mo. LIBOR US + 0.580%)(a)(e)	700	700,665
0.93%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(e)	1,000	1,006,200
1.01%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(e)	200	201,432
1.03%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(e)	400	402,536
1.20%, 09/10/25(e)	400	400,052
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(e)	500	530,030
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	280	302,515
Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.45%, 12/08/23	$50	$50,043
0.63%, 07/09/24	500	500,825
1.85%, 05/01/25	312	323,694
2.05%, 11/01/22	599	612,615
2.35%, 09/11/22	815	834,095
2.50%, 06/28/24	637	672,131
2.55%, 11/06/22 (Call 10/06/22)	369	379,103
4.34%, 10/05/28 (Call 10/05/23)(a)	694	743,774
Series E, 3.30%, 02/05/24	1,164	1,245,492
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	100	100,017
0.50%, 04/26/24 (Call 03/26/24)	150	150,200
1.05%, 10/15/26 (Call 09/15/26)	1,000	1,000,220
1.60%, 04/24/25 (Call 03/24/25)	1,306	1,346,003
1.85%, 01/27/23 (Call 12/27/22)	500	511,400
1.95%, 08/23/22	357	363,544
2.10%, 10/24/24	584	612,336
2.20%, 08/16/23 (Call 06/16/23)	738	764,206
2.95%, 01/29/23 (Call 12/29/22)	572	593,993
3.25%, 09/11/24 (Call 08/11/24)	425	459,055
3.40%, 05/15/24 (Call 04/15/24)	102	109,904
3.45%, 08/11/23	477	507,337
3.50%, 04/28/23	584	616,634
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	47	50,603
Series G, 3.00%, 02/24/25 (Call 01/24/25)	116	125,171
Bank of New Zealand, 3.50%, 02/20/24(b)	360	386,348
Bank of Nova Scotia (The)
0.65%, 07/31/24	3,125	3,129,156
0.70%, 04/15/24	3,075	3,085,578
0.80%, 06/15/23	240	241,958
1.05%, 03/02/26	1,465	1,461,543
1.30%, 06/11/25	226	229,496
1.35%, 06/24/26	1,025	1,034,297
1.63%, 05/01/23	581	594,473
1.95%, 02/01/23	386	395,727
2.00%, 11/15/22	400	409,032
2.20%, 02/03/25	534	560,113
2.38%, 01/18/23	252	259,767
2.45%, 09/19/22	610	625,445
3.40%, 02/11/24	1,341	1,436,265
Bank of the Philippine Islands
2.50%, 09/10/24(e)	400	417,140
4.25%, 09/04/23(e)	400	428,116
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(e)	200	213,142
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	100	114,479
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	500	511,855
3.75%, 07/20/23(b)	460	489,155
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)	1,010	1,071,479
3.68%, 01/10/23 (Call 01/10/22)	365	370,198
3.93%, 05/07/25 (Call 05/07/24)(a)	1,435	1,548,968
4.34%, 05/16/24 (Call 05/16/23)(a)	790	840,631
4.38%, 09/11/24	400	436,404
4.38%, 01/12/26	1,000	1,128,350
5.20%, 05/12/26	1,000	1,153,550
BBK BSC, 5.50%, 07/09/24(e)	600	635,310

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BBVA Bancomer SA/Texas
1.88%, 09/18/25(e)	$400	$404,720
6.75%, 09/30/22(e)	800	847,720
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)	80	84,544
BDO Unibank Inc.
2.13%, 01/13/26(e)	200	205,944
2.95%, 03/06/23(e)	150	154,991
BNG Bank NV
1.50%, 09/06/22(b)	500	507,405
1.50%, 10/16/24(b)(d)	1,000	1,032,300
2.50%, 01/23/23(b)(d)	595	615,176
2.63%, 02/27/24(b)	1,000	1,058,120
3.00%, 09/20/23(b)(d)	500	528,595
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	2,015	1,998,034
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,000	1,008,470
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,410	1,458,151
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	850	894,429
3.25%, 03/03/23	905	947,345
3.38%, 01/09/25(b)	860	925,489
3.50%, 03/01/23(b)	525	550,037
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	850	926,661
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	257,405
3.38%, 03/01/23(b)	500	524,050
BOS Funding Ltd., 4.00%, 09/18/24(e)	200	206,034
BOSCI BVI Ltd., 1.25%, 09/10/23(e)	400	399,284
Boubyan Sukuk Ltd., 2.59%, 02/18/25(e)	400	415,976
BPCE SA
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,300	1,312,233
2.38%, 01/14/25(b)	940	980,852
2.75%, 01/11/23(b)	675	698,807
4.00%, 09/12/23(b)	250	267,703
4.00%, 04/15/24	840	916,499
4.50%, 03/15/25(b)	600	665,406
5.15%, 07/21/24(b)	200	222,642
5.70%, 10/22/23(b)	510	563,101
Caixa Economica Federal, 3.50%, 11/07/22(e)	350	359,205
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300	300,051
0.50%, 12/14/23	1,875	1,873,237
0.95%, 06/23/23	423	427,399
0.95%, 10/23/25	50	50,097
1.25%, 06/22/26 (Call 05/22/26)	700	702,149
2.25%, 01/28/25	188	197,030
3.10%, 04/02/24	788	839,370
3.50%, 09/13/23	804	857,691
Canara Bank/London, 3.25%, 08/10/22(e)	400	407,972
CBQ Finance Ltd.
2.00%, 09/15/25(e)	400	403,844
2.00%, 05/12/26(e)	200	200,040
5.00%, 05/24/23(e)	400	430,524
China CITIC Bank Corp. Ltd., 1.12%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(e)	800	800,392
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(e)	250	265,425
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(e)	1,200	1,229,328
4.25%, 02/27/29 (Call 02/27/24)(a)(e)	1,510	1,618,826
Security	Par (000)	Value

Banks (continued)
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(e)	$600	$601,818
1.25%, 08/04/25(e)	600	602,010
China Everbright Bank Co. Ltd., 0.98%, 08/03/23(a)(e)	1,000	1,001,210
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(e)	600	597,450
China Minsheng Banking Corp. Ltd./Hong Kong, 1.17%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(e)	600	600,234
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	210	220,546
4.75%, 02/16/24 (Call 11/16/23)	243	262,083
5.00%, 08/15/22	475	494,960
5.00%, 08/01/23	350	377,794
5.25%, 03/07/25 (Call 12/07/24)	240	270,809
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,045	1,124,180
CITIC Ltd.
2.45%, 02/25/25(e)	400	411,048
6.80%, 01/17/23(e)	500	541,465
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	132	132,503
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	845	849,555
1.12%, 01/28/27 (Call 01/28/26)(a)	2,649	2,627,278
1.46%, 06/09/27 (Call 06/09/26)(a)	1,890	1,894,139
1.68%, 05/15/24 (Call 05/15/23)(a)	809	825,601
2.70%, 10/27/22 (Call 09/27/22)	362	371,857
3.11%, 04/08/26 (Call 04/08/25)(a)	2,662	2,851,242
3.30%, 04/27/25	35	38,131
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,718	1,834,257
3.38%, 03/01/23	10	10,476
3.50%, 05/15/23	653	686,910
3.75%, 06/16/24	459	498,947
3.88%, 10/25/23	555	597,630
3.88%, 03/26/25	200	219,550
4.00%, 08/05/24	146	159,089
4.04%, 06/01/24 (Call 06/01/23)(a)	1,326	1,409,299
4.40%, 06/10/25	1,362	1,523,465
4.60%, 03/09/26	255	291,985
5.50%, 09/13/25	1,111	1,296,526
Comerica Bank, 2.50%, 07/23/24	250	263,763
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	1,179	1,252,133
Commerzbank AG, 8.13%, 09/19/23(b)	450	510,102
Commonwealth Bank of Australia, 2.50%, 09/18/22(b)	490	502,505
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	597,996
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	2,200	2,187,042
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	870	878,709
2.63%, 07/22/24(b)	725	765,114
3.88%, 09/26/23(b)	600	643,314
3.95%, 11/09/22	525	548,531
4.38%, 08/04/25	400	448,780
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	610	631,710
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(e)	600	607,776
Credit Agricole SA, 1.25%, 01/26/27 (Call 01/26/26)(a)(b)	1,000	991,730
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,100	1,126,642
3.25%, 10/04/24(b)	1,535	1,644,614
3.75%, 04/24/23(b)	530	559,749
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(e)	200	207,454

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York NY
0.50%, 02/02/24	$670	$668,466
1.00%, 05/05/23	1,250	1,263,412
2.95%, 04/09/25	1,025	1,101,086
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	820	809,127
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,715	1,765,215
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	990,166
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	275	283,698
3.57%, 01/09/23 (Call 01/09/22)(b)	650	658,853
3.75%, 03/26/25	600	653,598
3.80%, 06/09/23	975	1,031,248
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	550	584,281
4.55%, 04/17/26	2,000	2,272,900
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	775	804,644
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	500	505,465
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,000	1,066,370
3.88%, 09/12/23(b)	250	265,905
5.38%, 01/12/24(b)	635	702,799
DBS Group Holdings Ltd.
1.82%, 03/10/31(a)(e)	600	602,124
3.30%, (Call 02/27/25)(a)(e)(f)	400	411,884
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(d)	410	441,697
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)(d)	700	724,878
4.50%, 04/01/25	700	755,461
Deutsche Bank AG/London, 3.70%, 05/30/24	697	747,456
Deutsche Bank AG/New York NY
0.90%, 05/28/24	550	549,274
1.45%, 04/01/25 (Call 04/01/24)(a)	1,310	1,321,685
1.69%, 03/19/26	510	517,359
2.13%, 11/24/26 (Call 11/24/25)(a)	1,250	1,278,062
2.22%, 09/18/24 (Call 09/18/23)(a)	1,135	1,164,930
3.30%, 11/16/22	605	625,437
3.95%, 02/27/23	630	660,605
3.96%, 11/26/25 (Call 11/26/24)(a)	800	867,488
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(e)	200	208,374
Dexia Credit Local SA
1.63%, 10/16/24(b)	1,500	1,550,745
2.38%, 09/20/22(b)	1,500	1,536,435
DIB Sukuk Ltd.
2.95%, 02/20/25(e)	500	522,500
2.95%, 01/16/26(e)	1,000	1,043,010
3.63%, 02/06/23(e)	800	831,176
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	740	774,943
3.35%, 02/06/23 (Call 01/06/23)	275	286,385
4.20%, 08/08/23	10	10,743
4.68%, 08/09/28 (Call 08/09/23)(a)	440	467,588
DNB Bank ASA, 1.54%, 05/25/27 (Call 05/25/26)(a)(b)	700	706,447
Doha Finance Ltd., 2.38%, 03/31/26(e)	400	404,860
Ecobank Transnational Inc., 9.50%, 04/18/24(e)	400	428,516
EI Sukuk Co. Ltd., 1.83%, 09/23/25(e)	200	201,806
Emirates Development Bank PJSC, 3.52%, 03/06/24(e)	400	427,052
Emirates NBD Bank PJSC
1.64%, 01/13/26(e)	400	402,156
Security	Par (000)	Value

Banks (continued)
2.63%, 02/18/25(e)	$800	$836,928
6.13%, (Call 03/20/25)(a)(e)(f)	400	429,540
6.13%, (Call 04/09/26)(a)(e)(f)	400	439,868
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(e)	400	399,676
3.63%, 03/05/23(e)	200	209,790
3.88%, 01/22/24(e)	800	859,360
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	500	500,420
2.05%, 02/10/25(b)	200	207,850
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	506	516,368
2.38%, 01/28/25 (Call 12/29/24)	175	183,699
3.65%, 01/25/24 (Call 12/25/23)	1,340	1,437,016
4.30%, 01/16/24 (Call 12/16/23)	157	170,138
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	470	480,199
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	157	164,836
4.00%, 05/26/25 (Call 04/26/25)	65	71,813
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(e)	400	421,268
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	101	102,694
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(b)	275	282,183
8.13%, 11/15/24 (Call 11/15/21)(b)	200	205,116
8.25%, 04/15/25 (Call 04/15/22)(b)	293	304,869
Global Bank Corp., 4.50%, 10/20/21(e)	200	201,372
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	850	850,340
0.52%, 03/08/23 (Call 03/08/22)	175	175,124
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	578	578,318
0.66%, 09/10/24 (Call 09/10/23)(a)	1,000	999,690
0.67%, 03/08/24 (Call 03/08/23)(a)	881	882,603
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	130	129,450
1.09%, 12/09/26 (Call 12/09/25)(a)	1,300	1,291,381
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	415	416,917
1.54%, 09/10/27 (Call 09/10/26)(a)	1,500	1,510,635
3.20%, 02/23/23 (Call 01/23/23)	1,044	1,086,773
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	842	902,742
3.50%, 01/23/25 (Call 10/23/24)	1,030	1,113,790
3.50%, 04/01/25 (Call 03/01/25)	2,623	2,851,568
3.63%, 01/22/23	1,173	1,229,116
3.63%, 02/20/24 (Call 01/20/24)	985	1,055,142
3.75%, 05/22/25 (Call 02/22/25)	531	581,652
3.75%, 02/25/26 (Call 11/25/25)	1,000	1,108,370
3.85%, 07/08/24 (Call 04/08/24)	988	1,071,456
4.00%, 03/03/24	1,771	1,919,321
4.25%, 10/21/25	1,515	1,699,875
Grupo Aval Ltd., 4.75%, 09/26/22(e)	420	430,576
Gulf International Bank BSC, 2.38%, 09/23/25(e)	200	202,154
Hana Bank, 3.50%, 01/30/24(e)	200	213,636
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(a)	1,115	1,117,854
1.59%, 05/24/27 (Call 05/24/26)(a)	1,000	1,006,680
1.65%, 04/18/26 (Call 04/18/25)(a)	1,675	1,700,359
2.10%, 06/04/26 (Call 06/04/25)(a)	1,000	1,031,580
2.63%, 11/07/25 (Call 11/07/24)(a)	855	896,433
3.03%, 11/22/23 (Call 11/22/22)(a)	450	465,413
3.60%, 05/25/23	350	370,157
3.80%, 03/11/25 (Call 03/11/24)(a)	1,185	1,273,484

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	$415	$440,008
4.25%, 03/14/24	870	940,209
4.25%, 08/18/25	1,010	1,120,120
4.30%, 03/08/26	2,000	2,264,920
HSBC USA Inc., 3.50%, 06/23/24	60	64,819
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,082	1,142,019
4.00%, 05/15/25 (Call 04/15/25)	206	229,227
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	405	413,513
2.50%, 08/07/22 (Call 07/07/22)	525	536,025
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(e)	400	409,428
4.00%, 03/18/26(e)	200	217,758
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(e)	600	673,746
Industrial & Commercial Bank of China Ltd./Dubai DIFC
0.90%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(e)	600	603,828
0.98%, 03/05/23, (3 mo. LIBOR US + 0.850%)(a)(e)	200	201,036
Industrial & Commercial Bank of China Ltd./Hong Kong
0.79%, 09/16/22, (3 mo. LIBOR US + 0.670%)(a)(e)	400	401,012
0.90%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(e)	400	402,840
1.00%, 07/20/23(e)	1,000	1,005,480
1.20%, 07/20/25(e)	1,000	1,002,210
2.25%, 09/16/22(e)	600	610,368
Industrial & Commercial Bank of China Ltd./London, 0.98%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(e)	400	403,096
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	256,965
Industrial & Commercial Bank of China Ltd./Singapore
0.96%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(e)	600	604,614
0.98%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(e)	300	301,620
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(e)	300	311,460
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(e)	200	200,094
Industrial Senior Trust, 5.50%, 11/01/22	300	311,397
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	500	505,425
1.73%, 04/01/27 (Call 04/01/26)(a)	550	560,021
3.55%, 04/09/24	605	651,446
4.10%, 10/02/23	995	1,071,247
4.70%, 03/22/28 (Call 03/22/23)(a)(e)	400	422,380
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(e)	480	482,146
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	205	212,901
5.02%, 06/26/24(b)	900	975,843
5.25%, 01/12/24	255	281,268
5.71%, 01/15/26(b)	675	762,230
Series XR, 3.25%, 09/23/24(b)	465	494,923
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(e)	800	814,936
3.25%, 01/24/25(d)(e)	400	409,388
5.13%, 05/13/23(e)	400	419,476
5.50%, 08/06/22(d)(e)	400	413,536
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	15	15,044
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	907	910,456
0.82%, 06/01/25 (Call 06/01/24)(a)	935	936,393
Security	Par (000)	Value

Banks (continued)
0.97%, 06/23/25 (Call 06/23/24)(a)	$1,000	$1,004,280
1.04%, 02/04/27 (Call 02/04/26)(a)	225	222,786
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,110	1,103,362
1.51%, 06/01/24 (Call 06/01/23)(a)	357	363,894
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,375	1,391,926
2.01%, 03/13/26 (Call 03/13/25)(a)	3,150	3,264,345
2.08%, 04/22/26 (Call 04/22/25)(a)	3,129	3,247,746
2.30%, 10/15/25 (Call 10/15/24)(a)	1,040	1,085,178
2.70%, 05/18/23 (Call 03/18/23)	1,292	1,341,186
2.97%, 01/15/23 (Call 01/15/22)	763	772,476
3.13%, 01/23/25 (Call 10/23/24)	237	254,770
3.20%, 01/25/23	1,647	1,718,348
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	723	767,718
3.25%, 09/23/22	1,446	1,495,395
3.38%, 05/01/23	1,098	1,152,527
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	1,496	1,574,046
3.63%, 05/13/24	880	954,166
3.80%, 07/23/24 (Call 07/23/23)(a)	1,777	1,889,733
3.88%, 02/01/24	275	297,817
3.88%, 09/10/24	1,612	1,755,968
3.90%, 07/15/25 (Call 04/15/25)	133	147,453
3.96%, 01/29/27 (Call 01/29/26)(a)	1,050	1,173,301
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	1,044	1,124,534
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(a)	995	996,085
1.25%, 03/10/23	1,800	1,827,846
2.30%, 09/14/22	5	5,112
3.38%, 03/07/23	260	272,654
KfW
0.25%, 04/25/23	85	85,088
0.25%, 10/19/23	330	329,802
0.25%, 03/08/24	345	344,262
0.38%, 07/18/25	4,950	4,908,370
0.63%, 01/22/26	1,789	1,785,869
1.38%, 08/05/24	2,822	2,903,725
1.63%, 02/15/23	149	152,324
1.75%, 08/22/22	1,251	1,272,655
2.00%, 09/29/22	180	183,895
2.00%, 10/04/22	1,470	1,502,164
2.00%, 05/02/25	2,561	2,695,657
2.13%, 01/17/23	2,221	2,284,521
2.38%, 12/29/22	2,677	2,760,844
2.50%, 11/20/24	3,244	3,458,688
2.63%, 02/28/24	2,193	2,322,102
Kookmin Bank
1.38%, 05/06/26(e)	200	201,654
1.75%, 05/04/25(e)	800	820,856
4.35%, (Call 07/02/24)(a)(e)(f)	200	211,000
Korea Development Bank (The)
0.51%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	500	500,745
2.13%, 10/01/24	400	419,964
3.00%, 09/14/22	820	843,977
3.25%, 02/19/24	450	481,307
3.75%, 01/22/24	200	216,006
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	225	249,316
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 07/23/24(e)	1,500	1,569,030

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(e)	$1,320	$1,357,514
2.00%, 01/13/25	1,917	2,012,850
2.38%, 01/23/24(e)	2,004	2,104,761
2.38%, 06/10/25	165	176,124
3.13%, 11/14/23	1,037	1,103,389
Series 40, 0.50%, 05/27/25	636	633,723
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	2,000	2,015,120
2.44%, 02/05/26 (Call 02/05/25)(a)	1,290	1,350,746
2.91%, 11/07/23 (Call 11/07/22)(a)	1,505	1,550,150
3.87%, 07/09/25 (Call 07/09/24)(a)	330	357,770
3.90%, 03/12/24	465	503,181
4.05%, 08/16/23	575	615,210
4.45%, 05/08/25	500	562,405
4.65%, 03/24/26	1,000	1,138,830
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	540	573,134
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	259	264,765
2.30%, 01/22/25(b)	580	608,414
3.90%, 01/15/26(b)	175	196,075
4.00%, 07/29/25(b)	500	557,940
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	515	514,150
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	1,000	1,004,450
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	1,000	1,034,380
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	258	272,667
Malayan Banking Bhd, 0.96%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(e)	400	402,752
MAR Sukuk Ltd., 2.21%, 09/02/25(e)	600	615,522
Mashreqbank PSC, 4.25%, 02/26/24(e)	200	214,246
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(e)	200	204,830
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,000	1,005,610
1.41%, 07/17/25	1,500	1,522,665
1.54%, 07/20/27 (Call 07/20/26)(a)	1,000	1,011,620
2.19%, 02/25/25	1,010	1,053,491
2.80%, 07/18/24	250	264,808
3.41%, 03/07/24	1,504	1,611,055
3.46%, 03/02/23	783	821,101
3.76%, 07/26/23	1,293	1,377,704
3.78%, 03/02/25	65	71,501
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	1,545	1,565,718
1.55%, 07/09/27 (Call 07/09/26)(a)	1,000	1,010,610
2.23%, 05/25/26 (Call 05/25/25)(a)	1,000	1,039,380
2.56%, 09/13/25 (Call 09/13/24)(a)	1,200	1,261,416
2.60%, 09/11/22	267	273,806
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	235	248,280
3.55%, 03/05/23	950	997,918
3.92%, 09/11/24 (Call 09/11/23)(a)	850	909,007
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	5,120	5,121,075
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	2,042	2,045,778
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	174	174,588
0.79%, 05/30/25 (Call 05/30/24)(a)	1,934	1,931,679
0.99%, 12/10/26 (Call 12/10/25)(a)	4,825	4,771,684
1.51%, 07/20/27 (Call 07/20/26)(a)	955	962,831
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	265	269,017
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	3,031	3,149,421
Security	Par (000)	Value

Banks (continued)
2.72%, 07/22/25 (Call 07/22/24)(a)	$1,380	$1,452,740
3.13%, 01/23/23	1,394	1,450,095
3.70%, 10/23/24	1,163	1,269,775
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	986	1,040,486
3.75%, 02/25/23	1,111	1,168,650
3.88%, 01/27/26	230	257,924
4.00%, 07/23/25	82	91,336
4.10%, 05/22/23	925	983,164
4.88%, 11/01/22	1,248	1,316,066
Series F, 3.88%, 04/29/24	1,251	1,360,300
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	60	64,266
MUFG Bank Ltd., 3.25%, 09/08/24(b)	500	537,605
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	400	409,044
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(e)	250	259,773
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	267,705
National Australia Bank Ltd./New York
1.88%, 12/13/22	525	537,049
3.63%, 06/20/23	525	557,902
National Bank of Canada
2.10%, 02/01/23	990	1,015,166
2.15%, 10/07/22(b)	415	423,885
National Bank of Oman SAOG, 5.63%, 09/25/23(e)	200	210,088
National Securities Clearing Corp., 1.50%, 04/23/25 (Call 03/23/25)(b)	1,000	1,023,900
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	695	698,996
2.36%, 05/22/24 (Call 05/22/23)(a)	420	432,369
3.75%, 11/01/29 (Call 11/01/24)(a)	685	728,854
3.88%, 09/12/23	1,725	1,839,850
4.27%, 03/22/25 (Call 03/22/24)(a)	545	591,875
4.52%, 06/25/24 (Call 06/25/23)(a)	505	540,845
5.13%, 05/28/24	505	560,040
6.00%, 12/19/23	528	589,866
NatWest Markets PLC, 0.80%, 08/12/24(b)	390	389,782
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(e)(f)	400	416,240
Nbk Tier 2 Ltd., 2.50%, 11/24/30(a)(e)	400	403,468
Nederlandse Waterschapsbank NV, 1.75%, 01/15/25(b)(d)	1,950	2,029,774
NongHyup Bank
1.25%, 07/20/25(e)	400	403,160
3.88%, 07/30/23(e)	400	425,496
Nordea Bank Abp
0.63%, 05/24/24(b)	205	205,513
0.75%, 08/28/25(b)	30	29,852
3.75%, 08/30/23(b)	645	688,447
Northern Trust Corp., 2.38%, 08/02/22	105	107,231
NRW Bank
0.38%, 02/10/25(e)	600	595,812
0.63%, 05/19/25(e)	48	47,974
0.88%, 03/09/26(e)	320	321,974
1.88%, 07/31/24	1,989	2,072,419
2.25%, 05/31/23(e)	600	621,750
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	410	404,867
0.50%, 02/02/26	100	99,103
1.50%, 02/12/25	1,892	1,953,717
2.88%, 03/13/23	1,385	1,444,043

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	$750	$753,180
4.25%, 06/19/24(b)	525	571,043
Philippine National Bank, 3.28%, 09/27/24(e)	1,000	1,048,960
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	750	771,525
3.50%, 06/08/23 (Call 05/08/23)	715	755,798
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	495	520,052
2.85%, 11/09/22(c)	150	154,965
3.50%, 01/23/24 (Call 12/24/23)	1,110	1,190,863
3.90%, 04/29/24 (Call 03/29/24)	944	1,024,325
QIB Sukuk Ltd.
1.51%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(e)	400	404,972
1.95%, 10/27/25(e)	200	202,808
3.98%, 03/26/24(e)	600	643,806
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(e)	200	215,846
QNB Finance Ltd.
1.38%, 01/26/26(e)	200	198,856
1.63%, 09/22/25(e)	600	605,802
2.63%, 05/12/25(e)	600	627,882
3.50%, 03/28/24(e)	400	426,080
QNB Finansbank AS, 6.88%, 09/07/24(e)	200	218,526
Rakfunding Cayman Ltd., 4.13%, 04/09/24(e)	200	214,608
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	145	151,908
3.80%, 08/14/23 (Call 07/14/23)	1,185	1,262,854
RHB Bank Bhd, 3.77%, 02/19/24(e)	600	641,694
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(e)	600	613,530
Rizal Commercial Banking Corp.
3.00%, 09/11/24(e)	400	417,120
4.13%, 03/16/23(e)	200	210,024
Royal Bank of Canada
0.43%, 01/19/24	149	149,061
0.65%, 07/29/24	2,000	2,002,580
1.15%, 06/10/25	264	266,600
1.15%, 07/14/26	500	500,865
1.20%, 04/27/26	1,293	1,298,017
1.60%, 04/17/23	652	666,507
1.95%, 01/17/23	769	787,794
2.25%, 11/01/24	804	842,745
2.55%, 07/16/24	685	723,812
3.35%, 10/22/21(b)	200	201,380
3.70%, 10/05/23	1,672	1,790,043
4.65%, 01/27/26	515	591,611
Samba Funding Ltd., 2.75%, 10/02/24(e)	400	417,708
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	841	874,119
3.45%, 06/02/25 (Call 05/02/25)	586	631,286
3.50%, 06/07/24 (Call 05/07/24)	167	178,723
4.50%, 07/17/25 (Call 04/17/25)	790	877,856
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	505	508,954
3.37%, 01/05/24 (Call 01/05/23)(a)	700	726,824
3.57%, 01/10/23 (Call 01/10/22)	460	466,307
4.80%, 11/15/24 (Call 11/15/23)(a)	550	600,149
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(a)	1,000	1,005,320
Santander UK PLC, 4.00%, 03/13/24	1,115	1,214,569
Security	Par (000)	Value

Banks (continued)
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(e)	$1,200	$1,251,672
Shanghai Pudong Development Bank Co. Ltd., 1.00%, 01/19/24(e)	400	401,288
Shinhan Bank Co. Ltd.
1.83%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)(e)	600	627,564
3.88%, 03/24/26(e)	200	220,650
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(e)	200	210,126
5.88%, (Call 08/13/23)(a)(e)(f)	200	214,858
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(e)	400	414,256
3.90%, 02/11/24(e)	400	429,476
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(e)	400	414,364
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(e)(f)	400	415,000
Societe Generale SA
1.38%, 07/08/25(b)	500	505,770
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	415	413,635
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	805	808,614
2.63%, 10/16/24(b)	550	575,284
2.63%, 01/22/25(b)	1,525	1,597,742
3.88%, 03/28/24(b)	425	457,079
4.25%, 09/14/23(b)	675	724,801
4.25%, 04/14/25(b)	1,000	1,089,510
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	200	201,262
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	1,100	1,095,589
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,500	1,576,380
3.52%, 02/12/30 (Call 02/12/25)(a)(e)	500	526,430
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	765	821,587
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	460	482,480
3.95%, 01/11/23(b)	470	489,350
5.20%, 01/26/24(b)	450	492,881
State Bank of India/London
4.38%, 01/24/24(e)	800	859,440
4.50%, 09/28/23(e)	200	213,992
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	675	711,814
3.10%, 05/15/23	506	530,673
3.30%, 12/16/24	189	205,751
3.70%, 11/20/23	621	669,475
3.78%, 12/03/24 (Call 12/03/23)(a)	70	75,377
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	510	550,168
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,000	994,740
1.47%, 07/08/25	1,000	1,016,060
2.35%, 01/15/25	455	476,808
2.45%, 09/27/24	325	341,611
2.63%, 07/14/26	2,000	2,131,480
2.70%, 07/16/24	625	659,969
2.78%, 10/18/22	715	736,493
3.10%, 01/17/23	936	974,123
3.75%, 07/19/23	890	948,010
3.78%, 03/09/26	350	391,951
3.94%, 10/16/23	314	337,943
4.44%, 04/02/24(b)	725	789,554
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	300	321,315
SVB Financial Group, 3.50%, 01/29/25	60	65,112
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	500	499,845

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	$500	$502,920
3.90%, 11/20/23	250	270,485
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	626	643,090
5.90%, 02/07/29 (Call 02/07/24)(a)	100	108,083
TC Ziraat Bankasi AS
5.13%, 09/29/23(e)	200	205,138
5.38%, 03/02/26(e)	200	197,830
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)(d)	400	415,920
Toronto-Dominion Bank (The)
0.45%, 09/11/23	127	127,180
0.55%, 03/04/24	620	620,998
0.75%, 06/12/23	180	181,402
0.75%, 09/11/25	280	278,580
0.75%, 01/06/26	2,765	2,744,677
1.15%, 06/12/25	269	272,559
1.90%, 12/01/22	1,156	1,181,605
2.65%, 06/12/24	938	993,417
3.25%, 03/11/24	583	624,387
3.50%, 07/19/23	919	976,107
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	1,000	1,009,790
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	870	894,778
2.15%, 12/06/24 (Call 11/06/24)	250	261,928
2.45%, 08/01/22 (Call 07/01/22)	737	751,843
2.64%, 09/17/29 (Call 09/17/24)(a)	300	314,550
3.00%, 02/02/23 (Call 01/02/23)	116	120,504
3.20%, 04/01/24 (Call 03/01/24)	389	416,074
3.63%, 09/16/25 (Call 08/16/25)	300	331,764
3.69%, 08/02/24 (Call 08/02/23)(a)	149	158,755
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(d)	59	59,958
1.27%, 03/02/27 (Call 03/02/26)(a)	750	753,915
2.20%, 03/16/23 (Call 02/13/23)	747	768,977
2.50%, 08/01/24 (Call 07/01/24)	1,131	1,194,449
2.85%, 10/26/24 (Call 09/26/24)	508	544,063
3.70%, 06/05/25 (Call 05/05/25)	65	71,999
3.75%, 12/06/23 (Call 11/06/23)	940	1,010,133
4.00%, 05/01/25 (Call 03/01/25)	509	566,914
Turkiye Garanti Bankasi AS, 5.88%, 03/16/23(e)	400	419,336
Turkiye Is Bankasi AS
6.13%, 04/25/24(e)	400	415,972
7.00%, 06/29/28 (Call 06/29/23)(a)(e)	600	611,418
7.75%, 01/22/30 (Call 01/22/25)(a)(e)	400	416,696
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(e)	400	399,380
5.75%, 01/30/23(e)	200	206,186
6.00%, 11/01/22(e)	200	205,438
6.50%, 01/08/26(e)	400	411,136
8.13%, 03/28/24(e)	400	436,124
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	157	161,080
2.40%, 07/30/24 (Call 06/30/24)	1,263	1,330,798
3.10%, 04/27/26 (Call 03/27/26)	435	476,068
3.38%, 02/05/24 (Call 01/05/24)	1,184	1,268,206
3.60%, 09/11/24 (Call 08/11/24)	577	627,776
3.70%, 01/30/24 (Call 12/29/23)	35	37,728
3.95%,11/17/25 (Call 10/17/25)	315	355,648

	Par
Security	(000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	$570	$595,468
2.80%, 01/27/25 (Call 12/27/24)	650	697,495
2.85%, 01/23/23 (Call 12/23/22)	250	259,150
UBS AG/London
0.38%, 06/01/23(b)	790	789,708
1.25%, 06/01/26(b)	2,000	2,010,320
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,280	3,305,682
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	1,775	1,818,558
3.49%, 05/23/23 (Call 05/23/22)(b)	595	609,845
4.13%, 04/15/26(b)	200	225,388
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	600	601,836
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	755	770,757
Union Bank of the Philippines, 3.37%, 11/29/22(e)	200	207,034
United Overseas Bank Ltd.
1.75%, 03/16/31 (Call 03/16/26)(a)(e)	1,000	1,000,590
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	200	212,858
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(e)	600	658,740
6.80%, 11/22/25(e)	400	472,536
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(e)	800	843,824
Warba Sukuk Ltd., 2.98%, 09/24/24(e)	200	211,104
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(a)	400	400,736
1.65%, 06/02/24 (Call 06/02/23)(a)	3,605	3,683,120
2.16%, 02/11/26 (Call 02/11/25)(a)	2,210	2,301,781
2.19%, 04/30/26 (Call 04/29/25)(a)	1,160	1,208,813
2.41%, 10/30/25 (Call 10/30/24)(a)	1,888	1,973,980
3.00%, 02/19/25	1,345	1,440,307
3.00%, 04/22/26	330	357,954
3.30%, 09/09/24	535	576,864
3.55%, 09/29/25	235	259,135
3.75%, 01/24/24 (Call 12/24/23)	2,273	2,443,339
4.10%, 06/03/26	2,000	2,253,880
4.13%, 08/15/23	286	306,812
4.48%, 01/16/24	542	592,092
Series M, 3.45%, 02/13/23	892	933,665
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	875	930,212
Westpac Banking Corp.
1.15%, 06/03/26	1,400	1,413,412
2.00%, 01/13/23	323	331,111
2.35%, 02/19/25	75	79,191
2.75%, 01/11/23	1,026	1,063,039
2.89%, 02/04/30 (Call 02/04/25)(a)	657	685,678
3.30%, 02/26/24	1,391	1,491,541
3.65%, 05/15/23	780	826,316
Woori Bank
0.75%, 02/01/26(e)	600	588,342
4.25%, (Call 10/04/24)(a)(e)(f)	400	415,420
4.75%, 04/30/24(d)(e)	200	219,420
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22	400	409,648
5.85%, 06/21/24(e)	200	206,332
6.10%, 03/16/23(e)	200	207,786
7.88%, 01/22/31(a)(e)	200	209,790
8.25%, 10/15/24(e)	400	438,056
		585,796,668

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages — 0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	$1,375	$1,525,865
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	545	603,250
Becle SAB de CV, 3.75%, 05/13/25(e)	300	326,568
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	39,427
Coca-Cola Co. (The), 1.75%, 09/06/24	865	899,583
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	100	111,157
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(e)	205	215,070
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	459	471,375
3.20%, 02/15/23 (Call 01/15/23)	675	701,750
4.25%, 05/01/23	433	460,621
4.75%, 11/15/24	581	652,660
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	370	387,645
2.63%, 04/29/23 (Call 01/29/23)	903	934,009
Heineken NV, 2.75%, 04/01/23(b)	149	154,312
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	785	786,028
3.13%, 12/15/23 (Call 10/15/23)	432	457,643
4.06%, 05/25/23 (Call 04/25/23)	705	750,205
4.42%, 05/25/25 (Call 03/25/25)	234	263,531
PepsiCo Inc.
0.40%, 10/07/23	155	155,350
0.75%, 05/01/23	1,034	1,043,161
2.25%, 03/19/25 (Call 02/19/25)	876	923,593
2.75%, 03/01/23	165	171,605
2.75%, 04/30/25 (Call 01/30/25)	150	160,944
2.85%, 02/24/26 (Call 11/24/25)	512	555,121
3.50%, 07/17/25 (Call 04/17/25)	75	82,680
3.60%, 03/01/24 (Call 12/01/23)	975	1,047,959
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	215	223,766
		14,104,878
Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	332	344,593
2.25%, 08/19/23 (Call 06/19/23)	702	726,465
3.13%, 05/01/25 (Call 02/01/25)	249	268,489
3.63%, 05/22/24 (Call 02/22/24)	287	309,171
Biogen Inc.
3.63%, 09/15/22	1,030	1,067,533
4.05%, 09/15/25 (Call 06/15/25)	881	983,707
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	1,770	1,771,044
2.50%, 09/01/23 (Call 07/01/23)	422	439,019
3.25%, 09/01/22 (Call 07/01/22)	1,021	1,048,771
3.50%, 02/01/25 (Call 11/01/24)	408	442,750
3.65%, 03/01/26 (Call 12/01/25)	1,563	1,731,335
3.70%, 04/01/24 (Call 01/01/24)	1,133	1,217,545
Illumina Inc., 0.55%, 03/23/23	150	150,258
Royalty Pharma PLC
0.75%, 09/02/23(b)	306	306,936
1.20%, 09/02/25 (Call 08/02/25)(b)	500	499,410
		11,307,026
Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	760	795,112
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	500	550,545
	Par
Security	(000)	Value

Building Materials (continued)
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	$245	$263,380
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	380	407,200
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/22)(b)	200	191,826
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(b)	125	127,374
6.25%, 05/15/25 (Call 05/15/22)(b)	215	228,997
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(c)	48	51,679
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/22)(b)	200	204,712
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	160	161,771
3.00%, 11/15/23 (Call 09/15/23)	67	70,252
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	64	70,017
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	65	71,263
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 06/01/22)(b)	150	151,820
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	12,303
		3,358,251
Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	446	458,434
2.75%, 02/03/23	73	75,624
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	259	283,797
Alpek SAB de CV, 5.38%, 08/08/23(e)	400	432,660
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	174	178,787
Bluestar Finance Holdings Ltd.
3.38%, 07/16/24(e)	400	418,416
3.88%, (Call 06/24/23)(a)(e)(f)	1,000	1,017,560
Braskem Finance Ltd., 6.45%, 02/03/24	280	310,929
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/23/25)(a)(e)	200	230,932
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	500	501,380
3.50%, 05/08/24 (Call 04/08/24)	412	440,556
4.63%, 11/15/22	221	232,408
CF Industries Inc., 3.45%, 06/01/23	337	348,101
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/22)	450	464,454
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	334	350,316
5.13%, 04/01/25 (Call 03/01/25)(b)	75	86,274
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(e)	400	397,132
3.35%, (Call 09/22/23)(a)(e)(f)	600	607,740
4.63%, 03/14/23(e)	1,604	1,682,275
4.88%, 03/14/25(e)	200	219,242
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/22)(b)	175	177,776
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)(d)	200	180,404
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/21)(b)	42	42,071
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,585	1,711,293
4.49%, 11/15/25 (Call 09/25/25)	915	1,041,124

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	$593	$607,938
3.80%, 03/15/25 (Call 12/15/24)	290	317,272
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	709	722,981
3.25%, 01/14/23 (Call 11/19/22)	473	490,548
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	775	798,955
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(e)	525	562,180
Eurochem Finance DAC, 5.50%, 03/13/24 (Call 12/13/23)(e)	400	434,352
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	27	28,977
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(e)	200	207,104
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	200	216,820
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(e)	200	213,734
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	200	200,120
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(b)	200	201,234
International Flavors & Fragrances Inc.
0.70%, 09/15/22(b)	270	270,381
1.23%, 10/01/25 (Call 09/01/25)(b)	865	866,557
3.20%, 05/01/23 (Call 02/01/23)	150	156,144
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	285	291,754
LG Chem Ltd., 3.25%, 10/15/24(e)	200	214,808
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	234	237,676
2.65%, 02/05/25 (Call 11/05/24)	68	72,412
2.70%, 02/21/23 (Call 11/21/22)	336	346,503
LYB International Finance BV, 4.00%, 07/15/23	539	575,108
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	520	522,922
2.88%, 05/01/25 (Call 04/01/25)	377	403,032
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	255	285,712
MEGlobal Canada ULC, 5.00%, 05/18/25(e)	400	447,712
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	212,470
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	822	849,447
4.25%, 11/15/23 (Call 08/15/23)	692	742,170
NewMarket Corp., 4.10%, 12/15/22	64	66,986
Nutrien Ltd.
1.90%, 05/13/23	158	161,854
3.00%, 04/01/25 (Call 01/01/25)	76	81,328
3.15%, 10/01/22 (Call 07/01/22)	1,046	1,072,307
3.38%, 03/15/25 (Call 12/15/24)	240	259,553
3.50%, 06/01/23 (Call 03/01/23)	75	78,547
3.63%, 03/15/24 (Call 12/15/23)	177	189,227
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(b)	181	187,509
5.25%, 11/01/24 (Call 11/01/21)(b)	181	186,222
OCP SA
4.50%, 10/22/25(e)	400	433,636
5.63%, 04/25/24(e)	909	1,000,236
Olin Corp.
5.50%, 08/15/22	75	78,114
9.50%, 06/01/25 (Call 03/01/25)(b)	245	306,012
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(e)	600	627,564
	Par
Security	(000)	Value

Chemicals (continued)
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/22)(e)	$200	$204,818
Phosagro OAO Via Phosagro Bond Funding DAC
3.05%, 01/23/25 (Call 10/23/24)(e)	400	415,636
3.95%, 04/24/23(e)	200	207,850
Polar US Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	125	126,941
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	205	206,066
2.40%, 08/15/24 (Call 07/15/24)	605	634,100
3.20%, 03/15/23 (Call 02/15/23)	87	90,705
PQ Corp., 5.75%, 12/15/25 (Call 12/15/21)(b)	200	205,750
PTT Global Chemical PCL, 4.25%, 09/19/22(e)	285	295,095
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/22)(b)	225	232,393
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/22)(b)	250	234,582
7.63%, 01/15/26 (Call 01/15/24)(b)	255	263,163
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	170	174,967
SABIC Capital II BV, 4.00%, 10/10/23(e)	200	214,084
Sasol Financing International Ltd., 4.50%, 11/14/22	210	214,960
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	1,299	1,374,706
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	274	292,468
Sibur Securities DAC, 3.45%, 09/23/24 (Call 06/23/24)(e)	500	521,045
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	200	204,734
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	360	379,130
4.89%, 04/24/25 (Call 02/24/25)(b)	1,240	1,374,081
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	460	453,040
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	225	229,329
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(b)	335	354,742
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(e)	600	626,034
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/22)(b)	175	168,397
WR Grace & Co-Conn, 5.63%, 10/01/24(b)	150	166,652
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/22)(e)	200	205,410
		38,186,681
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(e)	800	812,936
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/22)(b)	150	151,509
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(e)	200	209,262
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(b)(d)	75	75,311
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	145	155,160
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(e)	600	598,218
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%, 12/31/24 (Call 01/30/23)(b)	100	100,014
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/21)(b)	175	178,185
		2,280,595

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24	$200	$208,224
ADT Security Corp. (The)
3.50%, 07/15/22	340	349,377
4.13%, 06/15/23	375	395,974
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/30/21)(b)(d)	250	227,543
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(b)	424	449,402
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(b)	120	123,780
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/22)(b)(d)	250	215,583
APX Group Inc., 7.63%, 09/01/23 (Call 09/01/21)	155	158,633
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	200	221,458
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	5	5,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/22)(b)(d)	113	114,796
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	263	272,578
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/22)(b)	180	189,315
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/22)(b)	275	288,954
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(e)(f)	1,000	1,024,090
4.38%, 08/06/23(e)	400	424,820
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(d)	138	139,243
8.25%, 04/15/26 (Call 04/15/24)	225	238,581
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	150	159,951
DP World Crescent Ltd., 3.91%, 05/31/23(e)	600	630,192
DP World Salaam, 6.00%, (Call 10/01/25)(a)(e)(f)	800	874,216
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	61	66,187
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	710	748,794
2.60%, 12/15/25 (Call 11/15/25)	445	472,528
3.30%, 12/15/22 (Call 09/15/22)	114	117,688
3.95%, 06/15/23 (Call 05/15/23)	244	258,882
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	141	147,238
3.30%, 10/15/22(b)	101	104,462
3.80%, 11/01/25 (Call 08/01/25)(b)	320	354,794
3.85%, 11/15/24 (Call 08/15/24)(b)	250	272,593
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(e)	400	412,400
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	558	589,298
3.75%, 06/01/23 (Call 03/01/23)	425	446,390
4.00%, 06/01/23 (Call 05/01/23)	890	943,542
HPHT Finance 17 Ltd., 2.75%, 09/11/22(e)	400	407,652
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(e)	600	614,550
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	281	300,766
4.00%, 03/01/26 (Call 12/01/25)(b)	232	257,896
4.13%, 08/01/23 (Call 07/01/23)	270	287,366
4.75%, 02/15/25 (Call 11/15/24)(b)	377	421,113
5.00%, 11/01/22 (Call 08/01/22)(b)	265	276,482
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/05/22)(b)	230	241,213
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	175	181,256
	Par
Security	(000)	Value

Commercial Services (continued)
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(e)	$400	$423,816
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/21)(b)(d)	145	136,072
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/22)(b)	200	205,754
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	90	93,027
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	334	344,357
3.75%, 03/24/25 (Call 02/24/25)	121	132,977
4.50%, 09/01/22 (Call 06/01/22)	579	598,617
4.88%, 02/15/24 (Call 11/15/23)	251	275,824
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(b)	255	261,872
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	200	191,756
PayPal Holdings Inc.
1.35%, 06/01/23	566	576,539
1.65%, 06/01/25 (Call 05/01/25)	515	530,115
2.20%, 09/26/22	288	294,506
2.40%, 10/01/24 (Call 09/01/24)	1,328	1,398,915
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	365	390,097
5.75%, 04/15/26(b)	975	1,069,994
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,105	1,157,244
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(b)	275	282,725
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	114	127,058
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	390	416,926
9.25%, 04/15/25 (Call 03/16/25)(b)	380	444,634
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(e)	400	415,200
Shanhai Hong Kong International Investments Ltd., 4.10%, 09/27/22(e)	200	200,642
Square Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	475	485,526
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/22)(b)	330	307,685
Triton Container International Ltd.
0.80%, 08/01/23(b)	1,000	1,000,520
1.15%, 06/07/24 (Call 05/07/24)(b)	850	852,142
2.05%, 04/15/26 (Call 03/15/26)(b)	700	708,974
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	110	121,883
4.13%, 09/12/22	11	11,436
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(d)	781	786,662
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(e)	400	405,120
		29,283,915
Computers — 0.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,111	4,081,154
0.70%, 02/08/26 (Call 01/08/26)	1,210	1,203,998
0.75%, 05/11/23	1,637	1,650,947
1.13%, 05/11/25 (Call 04/11/25)	2,126	2,154,531
1.70%, 09/11/22	258	262,291
1.80%, 09/11/24 (Call 08/11/24)	719	746,509

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
2.10%, 09/12/22 (Call 08/12/22)	$568	$578,974
2.40%, 01/13/23 (Call 12/13/22)	232	238,867
2.40%, 05/03/23	1,591	1,649,644
2.50%, 02/09/25	202	214,326
2.75%, 01/13/25 (Call 11/13/24)	419	447,785
2.85%, 02/23/23 (Call 12/23/22)	545	564,773
2.85%, 05/11/24 (Call 03/11/24)	1,104	1,172,547
3.00%, 02/09/24 (Call 12/09/23)	1,310	1,389,373
3.20%, 05/13/25	67	73,081
3.45%, 05/06/24	801	865,937
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	802	872,255
5.45%, 06/15/23 (Call 04/15/23)	1,858	2,007,755
5.85%, 07/15/25 (Call 06/15/25)	445	522,808
7.13%, 06/15/24 (Call 06/15/22)(b)	775	792,817
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)(d)	225	229,592
9.38%, 07/15/25 (Call 07/15/22)(b)	320	351,549
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	166	182,801
4.25%, 04/15/24 (Call 02/15/24)	514	557,171
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	480	497,141
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/22)(b)(d)	300	209,928
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(b)	5	5,429
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,090	1,086,185
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	65	69,786
HCL America Inc., 1.38%, 03/10/26(e)	200	199,920
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	725	737,717
2.25%, 04/01/23 (Call 03/01/23)	666	684,129
4.40%, 10/15/22 (Call 08/15/22)	787	818,771
4.45%, 10/02/23 (Call 09/02/23)	368	397,072
4.65%, 10/01/24 (Call 09/01/24)	1,182	1,312,316
4.90%, 10/15/25 (Call 07/15/25)	1,115	1,274,813
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	755	756,963
2.20%, 06/17/25 (Call 05/17/25)	704	732,878
4.05%, 09/15/22	330	343,193
International Business Machines Corp.
1.88%, 08/01/22	905	919,697
2.88%, 11/09/22	125	129,100
3.00%, 05/15/24	1,376	1,466,692
3.38%, 08/01/23	605	641,627
3.63%, 02/12/24	681	733,403
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	331	343,843
3.63%, 05/15/25 (Call 04/15/25)	191	208,129
Lenovo Group Ltd.
4.75%, 03/29/23(e)	400	421,944
5.88%, 04/24/25(e)	800	911,072
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(b)	275	298,815
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,014	1,047,837
3.30%, 09/29/24 (Call 07/29/24)	140	150,025
Seagate HDD Cayman
4.75%, 06/01/23	282	299,766
4.75%, 01/01/25	223	246,790
	Par
Security	(000)	Value

Computers (continued)
4.88%, 03/01/24 (Call 01/01/24)	$269	$292,303
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(b)	160	168,950
Vericast Corp., 8.38%, 08/15/22 (Call 08/30/21)(b)	275	281,023
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(b)	114	128,023
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,075	1,193,831
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(e)	600	603,672
		42,424,268
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 6.50%, 03/15/23	200	213,136
Colgate-Palmolive Co.
1.95%, 02/01/23	20	20,516
2.10%, 05/01/23	361	372,234
2.25%, 11/15/22	299	306,720
3.25%, 03/15/24	177	189,894
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	435	439,037
6.50%, 04/15/26 (Call 04/15/22)(b)	275	276,375
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	771	806,381
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)	200	205,954
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,710	1,700,663
1.00%, 04/23/26	160	161,723
2.15%, 08/11/22	551	562,086
3.10%, 08/15/23	157	165,925
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	100	43,619
Unilever Capital Corp.
0.38%, 09/14/23	175	175,366
2.60%, 05/05/24 (Call 03/05/24)	625	659,713
3.25%, 03/07/24 (Call 02/07/24)	585	625,734
		6,925,076
Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	264	281,989
5.75%, 05/15/25 (Call 05/15/22)(b)	330	347,325
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(e)	400	409,100
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	375	381,210
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	175	190,157
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/22)(b)	450	460,323
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(e)	600	618,702
4.50%, 08/18/25 (Call 07/18/25)(e)	200	206,824
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(e)	900	900,279
3.56%, 04/26/24 (Call 03/26/24)(e)	200	213,578
3.75%, 04/17/23 (Call 03/17/23)(e)	200	209,546
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	200	199,858
2.50%, 07/09/24(e)	250	261,570
3.38%, 07/23/24(e)	200	214,606
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(e)	500	524,090

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Distribution & Wholesale (continued)
Toyota Tsusho Corp., 2.60%, 09/19/24(e)	$200	$210,334
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(b)	248	241,225
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	185	191,865
		6,062,581
Diversified Financial Services — 2.2%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	350	367,535
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	500	497,215
2.88%, 08/14/24 (Call 07/14/24)	510	533,042
3.15%, 02/15/24 (Call 01/15/24)	500	524,300
3.30%, 01/23/23 (Call 12/23/22)	285	294,818
4.13%, 07/03/23 (Call 06/03/23)	710	751,294
4.50%, 09/15/23 (Call 08/15/23)	425	455,001
4.88%, 01/16/24 (Call 12/16/23)	475	516,491
6.50%, 07/15/25 (Call 06/15/25)	900	1,054,116
Affiliated Managers Group Inc.
3.50%, 08/01/25	179	195,590
4.25%, 02/15/24	15	16,362
AIG Global Funding
0.45%, 12/08/23(b)	100	99,992
0.65%, 06/17/24(b)	655	655,098
0.80%, 07/07/23(b)	61	61,512
0.90%, 09/22/25(b)	400	397,628
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	136	135,548
1.88%, 08/15/26 (Call 07/15/26)	235	237,195
2.25%, 01/15/23	302	309,565
2.30%, 02/01/25 (Call 01/01/25)	470	487,724
2.75%, 01/15/23 (Call 12/15/22)	707	728,811
2.88%, 01/15/26 (Call 12/15/25)	275	290,832
3.00%, 09/15/23 (Call 07/15/23)	452	472,435
3.25%, 03/01/25 (Call 01/01/25)	142	151,686
3.38%, 07/01/25 (Call 06/01/25)	565	609,313
3.88%, 07/03/23 (Call 06/03/23)	578	612,368
4.25%, 02/01/24 (Call 01/01/24)	585	632,853
4.25%, 09/15/24 (Call 06/15/24)	513	559,914
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	145	155,151
4.25%, 06/15/26 (Call 04/15/26)	100	110,188
4.40%, 09/25/23 (Call 08/25/23)	448	479,364
5.00%, 04/01/23	306	326,973
5.25%, 08/11/25 (Call 07/11/25)(b)	855	964,927
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,330	1,350,176
3.88%, 05/21/24 (Call 04/21/24)	611	660,112
4.63%, 03/30/25	148	165,946
5.13%, 09/30/24	787	884,588
5.75%, 11/20/25 (Call 10/20/25)	500	571,950
5.80%, 05/01/25 (Call 04/01/25)	277	322,170
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,189	1,213,458
2.50%, 07/30/24 (Call 06/29/24)	1,364	1,439,647
2.65%, 12/02/22	941	970,867
3.00%, 10/30/24 (Call 09/29/24)	227	243,342
3.40%, 02/27/23 (Call 01/27/23)	1,707	1,784,839
3.40%, 02/22/24 (Call 01/22/24)	1,014	1,084,078
3.63%, 12/05/24 (Call 11/04/24)	141	154,371
3.70%, 08/03/23 (Call 07/03/23)	851	905,473
4.20%, 11/06/25 (Call 10/06/25)	503	571,926
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	$29	$31,155
3.70%, 10/15/24	109	119,478
4.00%, 10/15/23	510	549,999
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	260	269,682
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	100	100,916
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/21)(b)	200	194,450
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	469	491,062
4.13%, 08/01/25 (Call 06/01/25)(b)	555	604,634
4.38%, 01/30/24 (Call 12/30/23)(b)	380	408,055
4.88%, 10/01/25 (Call 07/01/25)(b)	45	50,265
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	675	678,051
2.88%, 02/15/25 (Call 01/15/25)(b)	585	606,475
3.63%, 05/01/22 (Call 04/01/22)(b)	31	31,614
3.95%, 07/01/24 (Call 06/01/24)(b)	648	692,893
4.25%, 04/15/26 (Call 03/15/26)(b)	600	655,578
4.38%, 05/01/26 (Call 03/01/26)(b)	100	109,866
5.13%, 10/01/23 (Call 09/01/23)(b)	443	478,582
5.25%, 05/15/24 (Call 04/15/24)(b)	293	322,540
5.50%, 01/15/23 (Call 12/15/22)(b)	138	146,334
5.50%, 01/15/26 (Call 12/15/25)(b)	120	137,117
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(e)	200	207,094
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(e)	200	194,196
5.50%, 01/31/23(e)	400	419,964
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	363	386,588
5.38%, 07/24/23	370	399,833
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	72	76,701
Blue Bright Ltd., 2.38%, 02/09/26(e)	400	397,876
BOC Aviation Ltd.
1.75%, 01/21/26(e)	600	597,522
2.63%, 01/17/25 (Call 12/17/24)(e)	400	412,984
2.75%, 09/18/22 (Call 08/18/22)(e)	200	203,354
2.75%, 12/02/23(e)	800	829,064
3.25%, 04/29/25 (Call 03/29/25)(b)	500	528,065
3.50%, 10/10/24 (Call 09/10/24)(e)	200	212,954
4.00%, 01/25/24 (Call 12/25/23)(e)	400	425,632
4.38%, 05/02/23(e)	200	211,202
Bocom Leasing Management Hong Kong Co. Ltd.
1.75%, 07/14/23(e)	200	201,874
4.38%, 01/22/24(e)	400	430,012
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	947	1,025,288
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	260	284,749
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25)(a)	1,000	1,041,730
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	397	411,895
3.20%, 01/30/23 (Call 12/30/22)	928	965,890
3.20%, 02/05/25 (Call 01/05/25)	382	412,033
3.30%, 10/30/24 (Call 09/30/24)	1,241	1,338,940
3.50%, 06/15/23	1,080	1,140,242
3.75%, 04/24/24 (Call 03/24/24)	275	297,127
3.90%, 01/29/24 (Call 12/29/23)	933	1,005,419

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.25%, 04/30/25 (Call 03/31/25)	$5	$5,592
CCBL Cayman 1 Corp. Ltd.
1.99%, 07/21/25(e)	200	201,940
3.50%, 05/16/24(e)	400	424,348
CDBL Funding 1
3.00%, 04/24/23(e)	400	411,212
4.25%, 12/02/24(e)	400	433,836
CDBL Funding 2, 2.00%, 03/04/26(e)	600	602,778
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	630	635,072
0.90%, 03/11/26 (Call 02/11/26)	1,671	1,671,150
1.15%, 05/13/26 (Call 04/13/26)	1,009	1,018,575
2.65%, 01/25/23 (Call 12/25/22)	525	542,362
3.00%, 03/10/25 (Call 12/10/24)	223	240,374
3.45%, 02/13/26 (Call 11/13/25)	300	332,451
3.55%, 02/01/24 (Call 01/01/24)	323	347,422
3.85%, 05/21/25 (Call 03/21/25)	101	112,170
4.20%, 03/24/25 (Call 02/22/25)	398	445,987
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(e)	400	383,452
2.00%, 03/18/23 (Call 02/18/23)(e)	500	496,650
2.50%, 03/18/25 (Call 02/18/25)(e)	200	198,580
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(e)	800	843,680
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(e)	600	613,254
4.10%, 03/09/24(e)	400	415,768
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(e)	600	614,382
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(e)	800	807,648
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(e)(f)	200	198,606
CICC Hong Kong Finance 2016 MTN Ltd.
1.06%, 02/18/23, (3 mo. LIBOR US + 0.900%)(a)(e)	1,000	993,380
1.63%, 01/26/24(e)	200	201,118
2.00%, 01/26/26(e)	400	401,876
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	20	21,089
CITIC Securities Finance MTN Co. Ltd.
1.75%, 06/03/23(e)	200	201,794
2.00%, 06/03/25(e)	600	606,846
Citigroup Global Markets Holdings Inc./United States, 3.50%, 06/12/24(c)(e)	2	2,171
Clifford Capital Pte Ltd., 1.12%, 03/23/26 (Call 02/23/26)(e)	400	402,740
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(e)	200	206,226
CME Group Inc.
3.00%, 09/15/22	500	515,040
3.00%, 03/15/25 (Call 12/15/24)	471	507,893
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/22)(b)	125	119,268
Coastal Emerald Ltd.
3.95%, 08/01/22(e)	400	404,284
4.30%, (Call 08/01/24)(a)(e)(f)	400	402,112
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(b)	195	201,464
6.63%, 03/15/26 (Call 03/15/22)	200	211,376
CSCIF Asia Ltd., 1.13%, 06/10/24	600	599,982
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	325	339,719
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(e)	600	636,762
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	$35	$38,297
3.85%, 11/21/22	220	229,766
3.95%, 11/06/24 (Call 08/06/24)	205	223,815
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(e)	200	207,422
Eaton Vance Corp., 3.63%, 06/15/23	115	121,519
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	355	385,257
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	98	99,972
8.50%, 09/15/25 (Call 09/15/21)(b)	200	208,060
Far East Horizon Ltd., 2.63%, 03/03/24(e)	400	400,724
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	175	174,069
Franklin Resources Inc.
2.80%, 09/15/22	102	104,814
2.85%, 03/30/25	36	38,717
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)	600	654,396
GFH Sukuk Ltd., 7.50%, 01/28/25(e)	200	202,668
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/21), (7.25% PIK)(b)(g)	644	646,957
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	160	164,835
5.38%, 12/01/24 (Call 12/01/21)(b)	245	254,004
Gtlk Europe Capital DAC
4.95%, 02/18/26(e)	400	427,188
5.95%, 04/17/25(e)	200	220,526
GTLK Europe DAC, 5.13%, 05/31/24(e)	200	213,268
Guangxi Financial Investment Group Co. Ltd., 3.60%, 11/18/23(e)	200	185,654
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(e)	400	403,376
Haitong International Securities Group Ltd.
2.13%, 07/02/23(e)	600	607,182
3.38%, 07/19/24(e)	400	421,312
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	245	225,966
Horse Gallop Finance Ltd., 1.70%, 07/28/25(e)	600	601,596
ICBCIL Finance Co. Ltd.
1.21%, 11/20/24(a)(e)	200	199,026
1.26%, 05/15/23, (3 mo. LIBOR US + 1.1%)(a)(e)	200	199,666
1.75%, 08/25/25(e)	600	602,256
3.13%, 11/15/22(e)	300	307,470
3.75%, 03/05/24(e)	400	425,548
Intercontinental Exchange Inc.
0.70%, 06/15/23	380	382,196
2.35%, 09/15/22 (Call 08/15/22)	361	368,523
3.45%, 09/21/23 (Call 08/21/23)	96	102,008
3.75%, 12/01/25 (Call 09/01/25)	765	848,882
4.00%, 10/15/23	997	1,073,181
International Lease Finance Corp., 5.88%, 08/15/22	847	892,916
Inventive Global Investments Ltd., 1.65%, 09/03/25(e)	800	800,808
Invesco Finance PLC
3.13%, 11/30/22	52	53,866
3.75%, 01/15/26	100	111,102
4.00%, 01/30/24	338	365,716
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	537	575,122
Jefferies Group LLC, 5.13%, 01/20/23	878	935,930
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	70	70,757

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
JIC Zhixin Ltd., 1.50%, 08/27/25(e)	$400	$399,716
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(e)	600	608,844
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(e)	400	409,288
Lazard Group LLC, 3.75%, 02/13/25	114	124,310
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	260	265,725
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	210,408
Legg Mason Inc., 4.75%, 03/15/26	125	145,748
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,560	1,563,354
1.38%, 04/06/26 (Call 03/06/24)(b)	6,000	6,038,220
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	727	761,678
3.38%, 04/01/24	653	703,738
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(e)	1,000	1,035,160
3.38%, 05/07/24(e)	200	211,472
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	212,756
3.96%, 09/19/23 (Call 08/19/23)(b)(d)	645	686,693
Muthoot Finance Ltd., 4.40%, 09/02/23(e)	200	203,888
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	225	225,113
4.25%, 06/01/24 (Call 03/01/24)	625	682,256
Navient Corp.
5.50%, 01/25/23	350	367,633
5.88%, 10/25/24	260	284,149
6.13%, 03/25/24	400	433,864
6.75%, 06/25/25	250	278,348
6.75%, 06/15/26	250	280,565
7.25%, 09/25/23	200	220,294
Nomura Holdings Inc.
1.65%, 07/14/26	1,000	1,005,440
1.85%, 07/16/25	1,000	1,024,120
2.65%, 01/16/25	750	790,245
Nuveen Finance LLC, 4.13%, 11/01/24(b)	625	691,762
OneMain Finance Corp.
5.63%, 03/15/23	405	428,470
6.13%, 03/15/24 (Call 09/15/23)	606	652,207
6.88%, 03/15/25	625	710,106
7.13%, 03/15/26	800	941,496
8.25%, 10/01/23	146	165,250
8.88%, 06/01/25 (Call 06/01/22)	285	313,597
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	516,460
Orient HuiZhi Ltd., 3.63%, 11/30/22(e)	250	256,723
ORIX Corp.
3.25%, 12/04/24	41	44,253
4.05%, 01/16/24	570	617,401
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(b)	125	126,524
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	656	689,489
5.25%, 08/15/22 (Call 07/15/22)(b)	102	106,422
5.50%, 02/15/24 (Call 01/15/24)(b)	690	760,345
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	295	309,664
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	195	200,146
Power Finance Corp. Ltd.
3.25%, 09/16/24(e)	200	208,218
3.75%, 06/18/24(e)	200	210,502
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(e)	$400	$484,336
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	150	161,574
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	249,599
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/22)(b)	125	127,779
REC Ltd.
3.38%, 07/25/24(e)	400	416,324
3.50%, 12/12/24(e)	400	419,868
4.75%, 05/19/23(e)	400	421,308
5.25%, 11/13/23(e)	200	215,544
Sarana Multi Infrastrukt, 2.05%, 05/11/26(e)	200	197,118
SFG International Holdings Co. Ltd., 2.40%, 06/03/26	400	400,532
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/24(b)	400	396,968
4.40%, 03/13/24	200	198,484
5.10%, 07/16/23(e)	200	201,100
5.95%, 10/24/22(e)	200	203,274
SIHC International Capital Ltd., 4.35%, 09/26/23(e)	200	211,056
SLM Corp.
4.20%, 10/29/25 (Call 09/29/25)	325	351,114
5.13%, 04/05/22 (Call 03/15/22)	70	71,610
SSG Resources Ltd., 4.25%, 10/04/22(e)	400	412,916
State Elite Global Ltd., 0.90%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(e)	200	200,504
Stifel Financial Corp., 4.25%, 07/18/24	100	109,851
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	190	206,241
Sunrise Cayman Ltd., 5.25%, 03/11/24(e)	200	206,996
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,040	1,135,191
4.38%, 03/19/24 (Call 02/19/24)	265	288,429
4.50%, 07/23/25 (Call 04/24/25)	598	668,576
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/22)(b)	164	167,228
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/22)(b)	375	386,280
USAA Capital Corp., 0.50%, 05/01/24(b)	615	615,098
Vertex Capital Investment Ltd., 4.75%, 04/03/24(e)	400	423,904
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	551	562,125
2.80%, 12/14/22 (Call 10/14/22)	1,243	1,281,670
3.15%, 12/14/25 (Call 09/14/25)	765	839,037
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	265	287,941
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,625	1,624,220
2.85%, 01/10/25 (Call 12/10/24)	674	715,242
4.25%, 06/09/23 (Call 05/09/23)	390	415,100
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(b)	400	391,636
		124,281,353
Electric — 1.6%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	200	209,046
4.38%, 04/23/25(e)	500	560,910
4.38%, 06/22/26(e)	600	688,686
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	339	346,777
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	575	573,746
3.30%, 07/15/25 (Call 06/15/25)(b)	360	385,650
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(a)(e)	600	633,036

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	$165	$176,949
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	242	255,441
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	597	628,187
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	16	16,328
3.25%, 03/01/25 (Call 12/01/24)	92	99,491
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	219	225,171
Series M, 0.75%, 11/01/23 (Call 11/20/21)	100	100,066
Series N, 1.00%, 11/01/25 (Call 10/01/25)	70	69,908
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	80	86,688
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	130	140,461
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	243	253,704
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	79	84,735
3.20%, 04/15/25 (Call 03/15/25)	399	430,146
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	619	649,195
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	257	265,710
3.75%, 11/15/23 (Call 08/15/23)	228	243,506
4.05%, 04/15/25 (Call 03/15/25)(d)	1,204	1,340,437
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(d)	365	391,937
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/22)(b)	400	411,876
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(e)	800	921,440
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	240	243,475
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	145	146,763
2.50%, 09/01/22 (Call 08/01/22)	454	463,598
2.50%, 09/01/24 (Call 08/01/24)	139	145,723
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(e)	300	309,579
CGNPC International Ltd.
2.75%, 07/02/24(e)	800	830,056
3.88%, 09/11/23(e)	200	210,844
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(e)(f)	400	413,268
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(e)(f)	400	419,364
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(e)	400	403,792
2.60%, 12/10/24(e)	400	418,128
2.85%, (a)(e)(f)	600	612,336
3.08%, (Call 12/09/25)(a)(e)(f)	200	204,946
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(e)	500	521,420
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	23	26,157
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(e)(f)	200	208,578
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(e)	200	207,232
Comision Federal de Electricidad, 4.88%, 01/15/24(e)	600	651,672
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	128	131,372
Series A, 0.75%, 12/01/25 (Call 11/01/25)	20	19,906
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	234	246,547
	Par
Security	(000)	Value

Electric (continued)
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	$187	$198,809
Dominion Energy Inc.
2.45%, 01/15/23(b)	232	238,751
3.07%, 08/15/24(c)	667	709,835
Series A, 1.45%, 04/15/26 (Call 03/15/26)	995	1,006,423
Series A, 3.30%, 03/15/25 (Call 02/15/25)	600	651,072
Series B, 2.75%, 09/15/22 (Call 06/15/22)	109	111,199
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	190	203,984
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/22)(b)	200	206,740
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	6,511
3.65%, 03/15/24 (Call 12/15/23)(d)	25	26,810
DTE Energy Co.
2.25%, 11/01/22	291	297,644
Series C, 2.53%, 10/01/24	365	383,217
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,266	1,270,203
Series H, 0.55%, 11/01/22(d)	80	80,252
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	283	291,847
3.05%, 03/15/23 (Call 02/15/23)	409	426,293
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,021	1,016,528
2.40%, 08/15/22 (Call 07/15/22)	260	265,158
3.05%, 08/15/22 (Call 05/15/22)	315	321,606
3.75%, 04/15/24 (Call 01/15/24)	852	917,348
3.95%, 10/15/23 (Call 07/15/23)	172	183,479
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	42,467
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	120	130,798
3.38%, 09/01/23 (Call 08/01/23)	299	316,710
Edison International
2.40%, 09/15/22 (Call 08/15/22)	532	540,549
2.95%, 03/15/23 (Call 01/15/23)	714	736,648
3.55%, 11/15/24 (Call 10/15/24)	1,156	1,233,741
4.95%, 04/15/25 (Call 03/15/25)	598	664,402
EDP Finance BV, 3.63%, 07/15/24(b)	510	548,173
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,275	1,407,268
5.25%, (Call 01/29/23)(a)(b)(f)	600	627,504
5.63%, (Call 01/22/24)(a)(b)(f)	500	538,100
Emera U.S. Finance LP, 0.83%, 06/15/24(b)	150	149,652
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	770	774,974
2.65%, 09/10/24(b)	625	661,444
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	225	241,353
Engie SA, 2.88%, 10/10/22(b)	258	265,467
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	325	351,143
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	176	174,840
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	18	20,698
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	395	420,466
5.40%, 11/01/24	62	71,215
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(e)	400	417,220
7.13%, 02/11/25(e)	800	841,976
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	611	642,381

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	$56	$58,103
3.65%, 08/15/25 (Call 05/15/25)	60	66,055
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	264	273,190
Series H, 3.15%, 01/15/25 (Call 10/15/24)	74	79,373
Series L, 2.90%, 10/01/24 (Call 08/01/24)	510	543,007
Series N, 3.80%, 12/01/23 (Call 11/01/23)	490	524,922
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	645	643,013
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	551	604,260
3.95%, 06/15/25 (Call 03/15/25)	303	334,327
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	191	206,503
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(d)	421	427,151
Series A, 1.60%, 01/15/26 (Call 12/15/25)	250	248,933
Series B, 4.75%, 03/15/23 (Call 12/15/22)	506	532,616
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,794
2.85%, 04/01/25 (Call 03/01/25)	1,710	1,835,428
3.25%, 06/01/24 (Call 12/01/23)	25	26,680
Georgia Power Co.
Series A, 2.10%, 07/30/23	1,066	1,102,447
Series A, 2.20%, 09/15/24 (Call 08/15/24)	552	576,376
Greenko Investment Co., 4.88%, 08/16/23 (Call 08/16/21)(e)	200	202,122
Guangzhou Development District Holding Group Co. Ltd., 2.60%, 12/15/23(e)	600	605,568
Hengjian International Investment Ltd., 1.88%, 06/23/25(e)	200	200,066
Hrvatska Elektroprivreda, 5.88%, 10/23/22(e)	200	213,052
Iberdrola International BV, 5.81%, 03/15/25	21	24,462
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	645	694,123
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	66	71,172
Israel Electric Corp. Ltd.
6.88%, 06/21/23(e)	600	668,388
Series 6, 5.00%, 11/12/24(b)(e)	600	670,944
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	331	340,046
3.65%, 06/15/24 (Call 03/15/24)	35	37,603
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	458,755
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(e)	200	209,648
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(e)	200	205,284
3.88%, 07/19/23(e)	400	426,156
Korea Electric Power Corp., 1.13%, 06/15/25	600	602,184
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	600	617,316
3.75%, 07/25/23	600	637,944
Korea Southern Power Co. Ltd., 0.75%, 01/27/26	200	196,652
Lamar Funding Ltd., 3.96%, 05/07/25(e)	714	713,764
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(b)	200	202,794
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	352	381,012
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(d)	110	113,812
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	163	175,670
	Par
Security	(000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	$450	$459,220
2.70%, 02/15/23 (Call 12/15/22)	407	420,386
2.95%, 02/07/24 (Call 12/07/23)	449	474,615
3.40%, 11/15/23 (Call 08/15/23)	9	9,552
4.75%, 04/30/43 (Call 04/30/23)(a)	100	104,794
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	1,046	1,049,849
1.95%, 09/01/22	190	193,371
2.75%, 05/01/25 (Call 04/01/25)	190	202,553
2.80%, 01/15/23 (Call 12/15/22)	242	249,979
3.15%, 04/01/24 (Call 03/01/24)	939	999,443
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(b)	350	369,828
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	71	73,004
3.51%, 10/01/24 (Call 07/01/24)(b)	191	205,170
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	232	234,320
2.60%, 05/15/23 (Call 11/15/22)	306	314,984
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	280	287,636
3.75%, 06/15/24 (Call 05/15/24)(b)	330	352,790
7.25%, 05/15/26 (Call 05/15/22)	294	305,731
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	102	103,954
NTPC Ltd.
3.75%, 04/03/24(e)	400	421,120
4.25%, 02/26/26(e)	200	216,356
4.75%, 10/03/22(e)	200	208,482
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	1,073	1,055,778
2.75%, 06/01/24 (Call 05/01/24)	260	276,071
2.95%, 04/01/25 (Call 01/01/25)	22	23,600
7.00%, 09/01/22	292	313,027
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	250	257,155
3.15%, 01/01/26	1,910	1,960,099
3.40%, 08/15/24 (Call 05/15/24)	215	225,154
3.45%, 07/01/25	439	458,483
3.50%, 06/15/25 (Call 03/15/25)	600	629,826
3.75%, 02/15/24 (Call 11/15/23)	325	341,110
3.85%, 11/15/23 (Call 08/15/23)(d)	195	204,518
4.25%, 08/01/23 (Call 07/01/23)	280	295,770
PacifiCorp
2.95%, 06/01/23 (Call 03/01/23)	59	61,381
3.60%, 04/01/24 (Call 01/01/24)	100	107,299
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	60	61,059
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	400	405,028
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	380	407,664
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(e)	400	416,348
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	706	747,555
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	131	132,597
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	28	29,737
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	56	57,756
3.25%, 09/01/23 (Call 08/01/23)	320	338,317

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Public Service Electric and Gas Co., 0.95%, 03/15/26 (Call 02/15/26)	$32	$32,059
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	113	112,450
2.65%, 11/15/22 (Call 10/15/22)	263	270,438
2.88%, 06/15/24 (Call 05/15/24)	270	286,621
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	100	108,405
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	56	59,212
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(e)	650	679,633
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(e)	600	648,420
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(e)	600	648,444
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(e)	450	455,783
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	577	589,469
2.90%, 02/01/23 (Call 01/01/23)	770	796,319
3.55%, 06/15/24 (Call 03/15/24)	524	563,001
3.75%, 11/15/25 (Call 08/15/25)	475	524,656
4.05%, 12/01/23 (Call 09/01/23)	556	596,071
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(e)(f)	400	399,796
6.50%, (Call 04/25/24)(a)(e)(f)	400	407,040
7.00%, (a)(e)(f)	400	418,980
Southern California Edison Co.
0.70%, 04/03/23	75	75,209
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	225	224,822
Series C, 3.50%, 10/01/23 (Call 07/01/23)	151	159,385
Series D, 3.40%, 06/01/23 (Call 05/01/23)	205	215,318
Series E, 3.70%, 08/01/25 (Call 06/01/25)	294	321,918
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	926	966,438
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	260	260,699
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	534	566,307
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	170	168,618
4.15%, 12/01/25 (Call 09/01/25)	500	562,145
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	125	127,640
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/23(e)	200	213,874
SPIC MTN Co. Ltd., 1.63%, 07/27/25(e)	600	601,518
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(e)	800	833,328
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(e)	800	870,792
State Grid Overseas Investment 2016 Ltd., 3.75%, 05/02/23(e)	700	736,176
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(e)	400	462,580
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/22)(d)	248	146,913
10.50%, 01/15/26 (Call 01/15/22)(b)	290	199,790
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/22)(b)	150	154,407
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)	600	597,636
2.30%, 10/16/24 (Call 09/16/24)(e)	600	621,528
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	184,445
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	107,468
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	37,534
	Par
Security	(000)	Value

Electric (continued)
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(e)	$300	$309,180
Virginia Electric & Power Co.
3.45%, 09/01/22 (Call 06/01/22)	284	291,242
3.45%, 02/15/24 (Call 11/15/23)	43	45,807
Series A, 3.10%, 05/15/25 (Call 02/15/25)	122	131,216
Series C, 2.75%, 03/15/23 (Call 12/15/22)	257	265,574
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	1,510	1,604,903
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	435	437,249
3.55%, 06/15/25 (Call 03/15/25)	24	26,281
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	314	328,278
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	130	130,147
3.30%, 06/01/25 (Call 12/01/24)	386	417,254
		91,495,481
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	148	152,465
3.15%, 06/01/25 (Call 03/01/25)	10	10,853
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	95	99,242
Schneider Electric SE, 2.95%, 09/27/22(b)	224	230,511
SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)(b)	500	499,550
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(b)	690	743,413
		1,736,034
Electronics — 0.2%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(e)	400	411,740
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	221	234,041
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	250	265,928
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	231	240,653
3.20%, 04/01/24 (Call 02/01/24)	74	78,569
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	353	375,458
4.00%, 04/01/25 (Call 01/01/25)	68	74,151
4.50%, 03/01/23 (Call 12/01/22)	115	120,767
Avnet Inc., 4.88%, 12/01/22	643	678,686
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	225	241,864
Competition Team Technologies Ltd., 3.75%, 03/12/24(e)	200	214,148
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	100	109,733
5.00%, 02/15/23	335	356,420
Foxconn Far East Ltd., 1.63%, 10/28/25(e)	600	608,604
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	490	490,054
1.35%, 06/01/25 (Call 05/01/25)	340	347,813
2.15%, 08/08/22 (Call 07/08/22)	334	340,106
2.30%, 08/15/24 (Call 07/15/24)	895	941,352
3.35%, 12/01/23	33	35,228
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	135	141,087
5.45%, 12/15/24 (Call 09/15/24)	269	310,213
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	565	572,159

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
4.70%, 09/15/22	$369	$386,147
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	111	123,456
Legrand France SA, 8.50%, 02/15/25	276	346,852
Sensata Technologies BV
4.88%, 10/15/23(b)	250	267,590
5.00%, 10/01/25(b)	325	362,661
5.63%, 11/01/24(b)	200	222,894
SYNNEX Corp., 1.25%, 08/09/24 (Call 08/09/22)(b)	500	499,950
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	571	605,643
4.75%, 12/01/24 (Call 09/01/24)	245	273,065
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	55	58,968
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(b)	300	301,557
		10,637,557
Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(e)	200	217,348
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/21)(e)	300	303,921
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25(e)	600	605,880
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(b)	600	604,602
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25 (Call 01/29/22)	200	203,520
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(d)(e)	400	313,112
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/22)(e)	200	208,812
SK Battery America Inc.
1.63%, 01/26/24(e)	200	200,424
2.13%, 01/26/26(e)	400	398,300
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	300	309,195
		3,365,114
Engineering & Construction — 0.2%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/22)(b)	475	483,859
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	190	198,464
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(e)(f)	400	403,596
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(e)(f)	300	306,717
China Railway Resources Huitung Ltd., 3.85%, 02/05/23(e)	200	207,648
China State Construction Finance Cayman I Ltd., 3.40%, (a)(e)(f)	400	404,760
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(e)	200	204,598
China State Construction Finance Cayman III Ltd., 4.00%, (a)(e)(f)	200	207,396
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(e)	200	184,026
CRCC Hean Ltd., 1.88%, 05/20/26(e)	600	608,250
CRCC Yuxiang Ltd., 3.50%, 05/16/23(e)	200	208,242
Dianjian Haiyu Ltd.
3.45%, (a)(e)(f)	600	607,452
4.30%, (Call 06/20/24)(a)(e)(f)	400	416,040
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(d)	331	345,954
	Par
Security	(000)	Value

Engineering & Construction (continued)
Fujian Zhanglong Group Co. Ltd., 3.45%, 12/19/23(e)	$400	$407,416
Henan Water Conservancy Investment Group Co. Ltd., 2.80%, 09/18/25(e)	400	401,188
Hongkong International Qingdao Co. Ltd.
3.99%, 04/27/23(e)	400	407,112
4.00%, 10/08/24(e)	200	201,210
4.25%, 12/04/22(e)	200	203,900
IHS Netherlands Holdco BV, 7.13%, 03/18/25 (Call 09/18/21)(e)	200	207,200
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/21)	98	98,803
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/22)(b)	225	231,831
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	495	546,589
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(e)	200	197,392
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	24,655
3.90%, 03/22/23(b)	278	291,728
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/22)(b)(d)	290	299,428
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(e)	400	411,940
Yongda Investment Ltd., 2.25%, 06/16/25(e)	600	609,036
Yun-Top International Investment Co. BVI Ltd., 5.10%, 07/21/23(e)	400	397,052
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(e)	1,100	1,054,262
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(e)	400	409,132
		11,186,876
Entertainment — 0.2%
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(b)(d)	170	180,999
10.50%, 04/24/26 (Call 06/15/22)(b)(d)	100	105,934
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	206,610
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(b)	1,595	1,682,725
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(b)	800	806,064
5.75%, 07/01/25 (Call 07/01/22)(b)	470	493,721
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/22)	185	186,560
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	460	477,701
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/23)(b)(d)	275	270,204
8.75%, 05/01/25 (Call 05/01/22)(b)	110	117,924
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/22)(b)	200	203,620
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/22)(b)	100	104,449
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/22)(b)	140	140,084
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	150	159,311
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	325	338,419
6.50%, 02/15/25 (Call 08/15/24)(b)	575	641,717

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Entertainment (continued)
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/22)(b)	$154	$160,356
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/21)(b)	285	289,745
5.63%, 03/15/26 (Call 03/15/22)(b)	150	156,198
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	200	208,152
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(b)(d)	225	234,932
8.00%, 02/01/26 (Call 02/01/23)(b)	545	567,334
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	125	131,409
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	557	572,317
8.25%, 03/15/26 (Call 03/15/22)(b)	525	558,243
8.63%, 07/01/25 (Call 07/01/22)(b)	250	270,067
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	100	107,558
9.50%, 08/01/25 (Call 02/01/22)(b)	211	227,994
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/21)(b)	450	453,555
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	325	346,947
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	290	308,131
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(b)	285	303,545
		11,012,525
Environmental Control — 0.1%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/22)	200	207,198
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)	600	670,416
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	355	365,242
4.25%, 06/01/25 (Call 06/01/22)(b)	205	212,794
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	285	283,244
2.50%, 08/15/24 (Call 07/15/24)	1,091	1,147,612
3.20%, 03/15/25 (Call 12/15/24)	17	18,343
4.75%, 05/15/23 (Call 02/15/23)	98	104,498
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/22)(b)	200	205,510
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	200	229,460
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	300	298,482
2.40%, 05/15/23 (Call 03/15/23)	419	433,028
2.90%, 09/15/22 (Call 06/15/22)	145	148,244
3.13%, 03/01/25 (Call 12/01/24)	150	161,901
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/22)(b)	225	229,165
		4,715,137
Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	345	353,225
3.50%, 02/15/23 (Call 12/15/22)(b)	350	358,935
5.75%, 03/15/25 (Call 09/15/21)	100	102,071
7.50%, 03/15/26 (Call 03/15/22)(b)	271	295,330
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/22)	410	406,458
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/22)	400	410,872
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(e)(f)	600	614,292
Campbell Soup Co.
2.50%, 08/02/22	284	289,964
3.30%, 03/19/25 (Call 12/19/24)	247	267,042
	Par
Security	(000)	Value

Food (continued)
3.65%, 03/15/23 (Call 02/15/23)	$943	$988,820
3.95%, 03/15/25 (Call 01/15/25)(d)	272	300,258
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(e)	200	221,444
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(e)	400	404,840
4.25%, 08/07/23(e)	400	424,372
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/22)(b)	200	208,250
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	70	72,374
4.30%, 05/01/24 (Call 04/01/24)	1,108	1,214,224
Danone SA, 2.59%, 11/02/23 (Call 09/02/23)(b)	520	542,001
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	230	262,297
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/22)(b)	125	127,481
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/22)(b)	175	180,220
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	504	516,504
3.65%, 02/15/24 (Call 11/15/23)	88	94,054
3.70%, 10/17/23 (Call 09/17/23)	625	667,250
4.00%, 04/17/25 (Call 02/17/25)	470	521,427
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(e)(f)	400	420,556
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	345	347,719
2.05%, 11/15/24 (Call 10/15/24)	465	487,125
3.38%, 05/15/23 (Call 04/15/23)	339	356,408
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/22)(b)	150	156,453
JBS USA Food Co., 7.00%, 01/15/26 (Call 01/15/22)(b)	425	449,867
JGSH Philippines Ltd., 4.38%, 01/23/23(e)	400	420,152
JM Smucker Co. (The), 3.50%, 03/15/25	1,155	1,260,682
Kellogg Co., 2.65%, 12/01/23	501	525,439
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	975	1,036,932
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	276	282,240
3.50%, 02/01/26 (Call 11/01/25)	300	331,395
3.85%, 08/01/23 (Call 05/01/23)	353	374,018
4.00%, 02/01/24 (Call 11/01/23)	335	360,681
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	400	411,024
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	164	174,768
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	449	459,192
3.15%, 08/15/24 (Call 06/15/24)	169	180,664
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(b)	280	285,636
2.25%, 09/19/24 (Call 08/19/24)(b)	250	261,578
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	621	634,010
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(e)	400	428,096
Nestle Holdings Inc.
0.38%, 01/15/24(b)	150	149,652
2.38%, 11/17/22(e)	165	169,359
3.13%, 03/22/23(e)	111	116,112
3.35%, 09/24/23 (Call 08/24/23)(b)	855	907,830
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(b)	150	159,602
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(e)	400	439,464

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/22)(b)(d)	$225	$228,371
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	358	390,145
5.65%, 04/01/25 (Call 03/01/25)	498	577,147
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	254	272,039
3.95%, 08/15/24 (Call 05/15/24)	91	99,036
4.00%, 03/01/26 (Call 01/01/26)	707	793,374
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(b)	560	590,722
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(e)	400	433,308
		24,814,801
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/22)(b)	265	271,954
6.38%, 05/01/25 (Call 05/01/22)(b)	700	738,038
		1,009,992
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)	166	177,315
Georgia-Pacific LLC
0.63%, 05/15/24(b)(d)	663	664,518
1.75%, 09/30/25 (Call 08/30/25)(b)	262	270,727
3.60%, 03/01/25 (Call 12/01/24)(b)	22	24,012
3.73%, 07/15/23 (Call 04/15/23)(b)	394	416,052
8.00%, 01/15/24	344	406,154
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	477	533,109
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(e)	600	655,416
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(e)	200	209,868
Mercer International Inc., 5.50%, 01/15/26 (Call 01/15/22)	146	149,500
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	150	155,118
Suzano Austria GmbH, 5.75%, 07/14/26(e)	400	467,740
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	15	15,995
		4,145,524
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	300	330,732
5.63%, 05/20/24 (Call 03/20/24)	305	333,398
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	445	490,497
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	300	300,063
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	300	325,377
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 09/02/21)	135	135,018
3.55%, 04/01/23 (Call 03/01/23)	615	645,141
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	918	927,354
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	164	173,663
3.60%, 12/15/24 (Call 09/15/24)	244	264,071
Series A, 2.50%, 11/15/24 (Call 10/15/24)	875	917,691
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(b)	400	408,372
Korea Gas Corp.
3.50%, 07/21/25(e)	200	219,502
3.50%, 07/02/26(e)	400	446,024
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	63	65,505
	Par
Security	(000)	Value

Gas (continued)
5.20%, 07/15/25 (Call 04/15/25)	$320	$361,738
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,472	1,464,287
ONE Gas Inc., 1.10%, 03/11/24 (Call 09/11/21)	50	50,012
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(e)	400	441,892
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/22)(b)	155	158,308
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	250	267,975
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	100	107,042
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	262	272,255
		9,105,917
Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 08/30/21)(b)	150	150,484
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)	505	541,840
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/22)(b)	123	128,187
		820,511
Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,323	1,423,270
3.40%, 11/30/23 (Call 09/30/23)	369	393,063
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	274	283,743
3.45%, 03/01/24 (Call 02/01/24)	876	936,041
3.85%, 05/15/25	133	147,238
DH Europe Finance II Sarl
2.05%, 11/15/22	623	637,173
2.20%, 11/15/24 (Call 10/15/24)	313	327,314
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	100	104,535
Medtronic Inc., 3.50%, 03/15/25	691	759,782
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	120	128,407
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	414	418,028
3.38%, 05/15/24 (Call 02/15/24)	316	338,781
3.38%, 11/01/25 (Call 08/01/25)	726	795,057
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	575	638,204
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	500	541,045
3.55%, 04/01/25 (Call 01/01/25)	315	342,493
3.70%, 03/19/23 (Call 02/19/23)	418	438,557
		8,652,731
Health Care - Services — 0.7%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	822	842,353
2.80%, 06/15/23 (Call 04/15/23)	812	844,009
3.50%, 11/15/24 (Call 08/15/24)	429	463,363
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/22)(b)	175	164,437
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	235	241,465
Anthem Inc.
0.45%, 03/15/23	75	75,113
1.50%, 03/15/26 (Call 02/15/26)	2,225	2,267,097
2.38%, 01/15/25 (Call 12/15/24)	896	940,701
2.95%, 12/01/22 (Call 11/01/22)	485	500,995

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
3.30%, 01/15/23	$629	$655,519
3.35%, 12/01/24 (Call 10/01/24)	378	408,240
3.50%, 08/15/24 (Call 05/15/24)	855	921,767
Centene Corp., 5.38%, 06/01/26 (Call 06/01/22)(b)	825	859,287
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/15/22)(b)	675	708,163
8.00%, 03/15/26 (Call 03/15/22)(b)	975	1,044,985
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	237	240,543
2.76%, 10/01/24 (Call 07/01/24)	446	469,861
2.95%, 11/01/22	105	108,087
Encompass Health Corp.
5.13%, 03/15/23 (Call 08/30/21)	17	17,067
5.75%, 09/15/25 (Call 09/15/21)	193	197,920
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	30	33,147
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	265	275,054
HCA Inc.
4.75%, 05/01/23	1,132	1,211,761
5.00%, 03/15/24	769	850,952
5.25%, 04/15/25	1,276	1,463,942
5.38%, 02/01/25	1,265	1,432,170
5.88%, 05/01/23	575	622,564
5.88%, 02/15/26 (Call 08/15/25)	775	903,115
8.36%, 04/15/24(d)	175	205,319
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	102	104,224
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	1,000	1,008,690
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	695	696,842
2.90%, 12/15/22 (Call 11/15/22)	314	324,004
3.15%, 12/01/22 (Call 09/01/22)	658	677,529
3.85%, 10/01/24 (Call 07/01/24)	153	166,320
4.50%, 04/01/25 (Call 03/01/25)	1,122	1,259,613
Indigo Merger Sub Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	200	204,232
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	105	106,507
2.30%, 12/01/24 (Call 11/01/24)	350	366,062
3.25%, 09/01/24 (Call 07/01/24)	379	405,693
3.60%, 02/01/25 (Call 11/01/24)	826	893,550
4.00%, 11/01/23 (Call 08/01/23)	14	14,944
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(b)	290	306,385
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	200	222,058
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	235	250,672
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	300	312,318
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	100	101,712
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/15/22)(b)	410	440,865
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	255	277,550
4.25%, 04/01/24 (Call 01/01/24)	55	59,762
Quorum Health Corp., 11.63%, 04/15/23(h)	100	0	(i)
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	365	376,487
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	141	148,463
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/22)(b)	150	152,634
	Par
Security	(000)	Value

Health Care - Services (continued)
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	$217	$220,270
Tenet Healthcare Corp
4.63%, 07/15/24 (Call 07/15/22)	790	800,823
4.63%, 09/01/24 (Call 09/01/21)(b)	297	303,962
4.88%, 01/01/26 (Call 03/01/22)(b)	975	1,008,598
6.75%, 06/15/23	875	950,556
7.50%, 04/01/25 (Call 04/01/22)(b)	325	349,473
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	175	181,979
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	103	103,073
1.15%, 05/15/26 (Call 04/15/26)	1,175	1,185,551
2.38%, 10/15/22	385	394,752
2.38%, 08/15/24	651	686,063
2.75%, 02/15/23 (Call 11/15/22)	778	803,090
2.88%, 03/15/23	798	831,572
3.50%, 06/15/23	753	797,291
3.50%, 02/15/24	582	626,412
3.75%, 07/15/25	709	790,656
		37,880,233
Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23) (e)	200	217,448
Amipeace Ltd., 2.50%, 12/05/24(e)	400	419,184
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	506	537,043
3.50%, 02/10/23 (Call 01/10/23)	404	418,799
3.88%, 01/15/26 (Call 12/15/25)	400	432,512
4.20%, 06/10/24 (Call 05/10/24)	332	357,816
4.25%, 03/01/25 (Call 01/01/25)	519	563,333
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	100	103,161
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(e)	600	644,214
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27) (b)	500	493,870
2.75%, 09/16/26 (Call 08/16/26)	300	307,464
3.63%, 01/15/26 (Call 12/15/25)	400	426,140
3.65%, 07/14/23	240	250,279
China Taiping New Horizon Ltd., 6.00%, 10/18/23(e)	200	218,318
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	207,308
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24) (b)	760	808,678
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23) (b)	200	207,356
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)	580	605,816
4.13%, 02/01/25 (Call 01/01/25)	65	69,226
4.63%, 07/15/24 (Call 06/15/24)	516	556,274
Goldman Sachs BDC Inc.
288%, 01/15/26 (Call 12/15/25)	265	275,841
375%, 02/10/25 (Call 01/10/25)	156	167,454
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	1,000	990,530
3.38%, 04/15/24 (Call 03/15/24)	15	15,756
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)	400	432,932
Huarong Finance 2017 Co. Ltd.
1.32%, 11/07/22(a)(e)	400	311,848
1.46%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(e)	200	149,074

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
4.00%, (Call 11/07/22)(a)(e)(f)	$400	$270,052
Huarong Finance 2019 Co. Ltd.
2.50%, 02/24/23 (Call 01/24/23)(e)	300	228,015
3.25%, 11/13/24 (Call 10/13/24)(e)	400	288,164
3.75%, 05/29/24(e)	600	434,436
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(e)	200	136,140
5.00%, 11/19/25(e)	200	140,052
5.50%, 01/16/25(e)	200	146,026
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(e)	400	392,716
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	207,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	570	594,447
6.25%, 05/15/26 (Call 05/15/22)	625	657,650
6.38%, 12/15/25 (Call 12/15/21)	335	345,542
6.75%, 02/01/24 (Call 02/01/22)	275	280,709
ICD Funding Ltd., 3.22%, 04/28/26(e)	200	203,386
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(e)	400	413,788
6.50%, 03/11/25 (Call 12/11/24)(e)	400	433,100
Main Street Capital Corp., 5.20%, 05/01/24	225	244,969
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(e)	1,000	1,050,350
2.75%, 05/11/23	400	416,068
3.00%, 04/19/24(e)	400	425,064
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(e)	400	424,208
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	305	321,543
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	50	50,688
3.75%, 07/22/25 (Call 06/22/25)	665	707,660
4.00%, 03/30/25 (Call 02/28/25)	310	331,071
4.25%, 01/15/26 (Call 12/15/25)	120	129,870
5.25%, 04/15/24 (Call 03/15/24)	100	109,573
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	500	499,145
4.75%, 12/15/25 (Call 11/15/25)(b)	111	123,009
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	285	288,480
3.71%, 01/22/26 (Call 12/22/25)	115	119,378
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	175	186,935
Stena AB, 7.00%, 02/01/24(b)	200	209,220
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	207,128
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(e)	200	215,658
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	514,590
Xi Yang Overseas Ltd., 4.30%, 06/05/24(e)	400	425,184
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(e)	600	625,056
		22,983,748
Home Builders — 0.2%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)(d)	105	110,053
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/21)(b)	100	103,375
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/22)(d)	150	155,182
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/22)	195	201,359
	Par
Security	(000)	Value

Home Builders (continued)
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	$1,390	$1,391,598
2.50%, 10/15/24 (Call 09/15/24)	800	839,568
4.38%, 09/15/22 (Call 06/15/22)	104	107,463
4.75%, 02/15/23 (Call 11/15/22)	81	85,267
5.75%, 08/15/23 (Call 05/15/23)	405	441,272
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	200	211,360
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	185	187,557
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/22)(b)	150	159,826
10.50%, 02/15/26 (Call 02/15/22)(b)	125	135,000
KB Home
7.00%, 12/15/21 (Call 09/15/21)	100	100,624
7.50%, 09/15/22	150	160,320
7.63%, 05/15/23 (Call 11/15/22)	160	172,499
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	328	357,133
4.75%, 11/15/22 (Call 08/15/22)	250	260,720
4.75%, 05/30/25 (Call 02/28/25)	299	336,097
4.88%, 12/15/23 (Call 09/15/23)	205	222,671
5.88%, 11/15/24 (Call 05/15/24)	340	385,699
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/21)	125	128,603
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	200	227,200
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	130	138,251
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	285	293,821
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	264	279,832
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	100	105,274
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	176	190,154
5.88%, 04/15/23 (Call 01/15/23)(b)	150	159,210
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	208	217,310
4.88%, 11/15/25 (Call 08/15/25)	146	163,552
5.88%, 02/15/22 (Call 11/15/21)	150	151,982
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	225	249,334
		8,429,166
Home Furnishings — 0.0%
Arcelik AS, 5.00%, 04/03/23(e)	200	207,690
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	62	63,358
3.80%, 11/15/24 (Call 08/15/24)	19	20,511
Panasonic Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	265	278,523
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	410	428,860
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(e)(f)	400	408,268
Whirlpool Corp., 4.00%, 03/01/24	142	154,178
		1,561,388
Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	387	394,423
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	69	70,663
3.50%, 12/15/24 (Call 09/15/24)	41	44,559

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.40%, 06/01/23	$45	$46,709
3.05%, 08/15/25	12	13,064
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (Call 04/26/24)(b)	505	533,260
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/22)	212	217,701
		1,320,379
Housewares — 0.1%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/22)(b)	100	104,375
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	310	330,221
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(d)	100	106,399
4.35%, 04/01/23 (Call 02/01/23)	625	653,981
4.70%, 04/01/26 (Call 01/01/26)	925	1,030,543
4.88%, 06/01/25 (Call 05/01/25)	260	288,428
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(e)	400	446,856
		2,960,803
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/21)(b)	425	432,089
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	80	80,620
3.25%, 03/17/25	92	100,181
3.63%, 11/15/24	339	371,822
AIA Group Ltd.
2.70%, (a)(e)(f)	600	609,900
3.13%, 03/13/23(e)	400	415,220
3.20%, 03/11/25 (Call 12/11/24)(b)	200	213,930
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	100	110,339
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	300	299,184
3.15%, 06/15/23	595	626,130
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	500	542,500
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,010	1,066,863
3.75%, 07/10/25 (Call 04/10/25)	164	180,676
3.90%, 04/01/26 (Call 01/01/26)	1,000	1,115,500
4.13%, 02/15/24	928	1,008,699
Aon Corp., 2.20%, 11/15/22	635	650,291
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	452	486,149
3.88%, 12/15/25 (Call 09/15/25)	100	111,479
4.00%, 11/27/23 (Call 08/27/23)	387	414,651
Argentum Netherlands BV for Swiss Re Ltd., 4.63%, (Call 08/15/22)(a)(e)(f)	400	410,000
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	363,766
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	374	401,014
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	478	537,320
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/21)(b)	225	229,082
Athene Global Funding
1.00%, 04/16/24(b)	1,000	1,007,050
1.45%, 01/08/26(b)	100	101,164
1.61%, 06/29/26(b)	1,000	1,011,210
2.50%, 01/14/25(b)	560	588,459
2.75%, 06/25/24(b)	354	373,583
	Par
Security	(000)	Value

Insurance (continued)
2.80%, 05/26/23(b)	$500	$520,745
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,443	1,496,290
3.00%, 02/11/23	371	386,363
3.13%, 03/15/26 (Call 12/15/25)	752	825,365
Brighthouse Financial Global Funding, 0.60%, 06/28/23(b)	100	100,147
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(d)	241	264,338
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(e)	250	271,463
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	442	479,137
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	507	576,880
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	1,000	1,002,560
0.50%, 11/17/23(b)	20	20,020
1.30%, 07/12/26(b)	1,000	1,003,210
1.40%, 07/07/25(b)	945	960,356
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	365	385,378
F&G Global Funding, 1.75%, 06/30/26(b)	500	510,410
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	230	265,174
Fidelity National Financial Inc., 5.50%, 09/01/22	258	271,855
First American Financial Corp., 4.60%, 11/15/24	25	27,699
Five Corners Funding Trust, 4.42%, 11/15/23(b)	545	592,660
GA Global Funding Trust
1.00%, 04/08/24(b)	1,000	1,007,340
1.63%, 01/15/26(b)	500	510,085
Genworth Holdings Inc.
4.80%, 02/15/24	175	173,913
4.90%, 08/15/23	185	185,969
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)	500	508,625
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	51	50,786
Guardian Life Global Funding
0.88%, 12/10/25(b)	300	299,007
1.10%, 06/23/25(b)	237	239,195
2.90%, 05/06/24(b)	380	405,281
3.40%, 04/25/23(b)	165	173,743
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(e)(f)	380	396,074
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(e)(f)	300	304,926
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/22)(b)	750	777,277
Jackson National Life Global Funding
2.38%, 09/15/22(b)	78	79,746
2.65%, 06/21/24(b)	350	368,067
3.25%, 01/30/24(b)	75	79,877
3.88%, 06/11/25(b)	550	608,239
Liberty Mutual Group Inc., 4.25%, 06/15/23(b)	546	582,795
Lincoln National Corp.
3.35%, 03/09/25	56	60,925
4.00%, 09/01/23	555	594,560
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	295	305,216
3.75%, 04/01/26 (Call 01/01/26)	204	228,464
Manulife Financial Corp., 4.15%, 03/04/26	697	789,896
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	62	64,665
3.50%, 06/03/24 (Call 03/03/24)	524	563,892

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.50%, 03/10/25 (Call 12/10/24)	$313	$341,098
3.88%, 03/15/24 (Call 02/15/24)	1,235	1,337,530
MassMutual Global Funding II
0.60%, 04/12/24(b)	534	535,196
0.85%, 06/09/23(b)	5	5,052
2.50%, 10/17/22(b)	265	272,176
2.75%, 06/22/24(b)	350	371,578
2.95%, 01/11/25(b)	500	537,180
MetLife Inc.
3.00%, 03/01/25	280	301,843
3.60%, 04/10/24	223	241,210
Series D, 4.37%, 09/15/23	273	295,200
Metropolitan Life Global Funding I
0.90%, 06/08/23(b)	500	505,495
0.95%, 07/02/25(b)	500	503,490
1.95%, 01/13/23(b)	425	435,247
3.60%, 01/11/24(b)	610	656,232
MGIC Investment Corp., 5.75%, 08/15/23	155	166,954
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	150	157,002
New York Life Global Funding
0.40%, 10/21/23(b)	100	100,176
0.95%, 06/24/25(b)	20	20,132
1.10%, 05/05/23(b)	174	176,554
1.15%, 06/09/26(b)	600	605,940
2.00%, 01/22/25(b)	665	693,415
2.88%,04/10/24(b)	489	519,787
2.90%, 01/17/24(b)	424	449,088
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,100	1,216,534
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	210	240,143
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	555	562,304
Pricoa Global Funding I
0.80%, 09/01/25(b)	700	699,643
2.40%, 09/23/24(b)	700	739,683
2.45%, 09/21/22(b)	505	517,458
3.45%, 09/01/23(b)	400	425,724
Principal Financial Group Inc.
3.13%, 05/15/23	45	47,175
3.30%, 09/15/22	60	61,927
3.40%, 05/15/25 (Call 02/15/25)	10	10,874
Principal Life Global Funding II
0.75%, 04/12/24(b)	580	582,419
0.88%, 01/12/26(b)	115	113,879
1.25%, 05/11/23(b)	5	5,082
1.25%, 06/23/25(b)	550	555,813
2.25%, 11/21/24(b)	615	643,222
Protective Life Global Funding
0.50%, 04/12/23(b)	310	310,639
0.78%, 07/05/24(b)	1,980	1,987,880
1.17%, 07/15/25(b)	500	503,880
1.62%, 04/15/26(b)	1,000	1,022,070
2.62%, 08/22/22(b)	500	512,435
Prudential Financial Inc.
3.50%, 05/15/24	639	690,733
5.20%, 03/15/44 (Call 03/15/24)(a)	220	237,160
5.38%, 05/15/45 (Call 05/15/25)(a)	300	331,728
5.63%, 06/15/43 (Call 06/15/23)(a)	473	507,061
5.88%, 09/15/42 (Call 09/15/22)(a)	623	656,592
QBE Insurance Group Ltd., 5.88%, (Call 05/12/25)(a)(b)(f)	200	219,936

	Par
Security	(000)	Value

Insurance (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$215	$229,646
6.63%, 03/15/25 (Call 09/15/24)	300	336,627
Reinsurance Group of America Inc., 4.70%, 09/15/23	15	16,274
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	60	61,439
3.85%, 09/19/23(b)	828	884,561
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(e)(f)	400	423,000
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)	410	434,215
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(e)(f)	200	210,584
Unum Group, 4.00%, 03/15/24(d)	505	544,961
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/22)(b)	239	243,436
Vigorous Champion International Ltd.
2.75%, 06/02/25(e)	600	617,988
4.38%, 09/10/23(e)	200	212,192
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	38	40,478
5.65%, 05/15/53 (Call 05/15/23)(a)	434	458,812
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	653	700,623
XLIT Ltd., 4.45%, 03/31/25	103	115,899
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(e)	200	201,288
3.50%, 03/08/26 (Call 12/08/25)(e)	400	404,724
		61,943,800
Internet — 0.5%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	259,300
3.60%, 11/28/24 (Call 08/28/24)	530	573,492
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,061	1,054,857
3.38%, 02/25/24	343	369,294
Amazon.com Inc.
0.25%, 05/12/23	832	832,391
0.40%, 06/03/23	235	235,611
0.45%, 05/12/24	1,859	1,860,264
0.80%, 06/03/25 (Call 05/03/25)	142	142,665
1.00%, 05/12/26 (Call 04/12/26)	2,000	2,015,720
2.40%, 02/22/23 (Call 01/22/23)	1,264	1,304,157
2.50%, 11/29/22 (Call 08/29/22)	694	711,114
2.80%, 08/22/24 (Call 06/22/24) (d)	1,326	1,412,681
3.80%, 12/05/24 (Call 09/05/24)	360	394,880
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	285	302,992
3.50%, 11/28/22	205	212,302
3.88%, 09/29/23 (Call 08/29/23)	525	557,555
4.13%, 06/30/25	800	884,576
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	235	243,862
3.65%, 03/15/25 (Call 12/15/24)	265	289,849
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26) (b)	220	226,499
5.38%, 03/01/22 (Call 12/01/21) (b)	194	196,503
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	574	588,700
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	395	399,744
1.90%, 03/11/25 (Call 02/11/25)	558	578,523

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
2.75%, 01/30/23 (Call 12/30/22)	$1,094	$1,130,912
3.45%, 08/01/24 (Call 05/01/24)	229	246,299
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	100	106,209
4.50%, 08/15/24 (Call 05/15/24)	595	651,644
6.25%, 05/01/25 (Call 02/01/25)(b)	301	350,954
Meituan, 2.13%, 10/28/25 (Call 09/28/25)	200	194,262
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	250	254,400
NAVER Corp., 1.50%, 03/29/26(e)	400	401,968
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	245	263,235
5.75%, 03/01/24	200	222,992
5.88%, 02/15/25	455	523,919
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	150	152,332
5.00%, 04/15/25 (Call 04/15/22)(b)	495	501,643
Rakuten Group Inc., 5.13%, (Call 04/22/26)(a)(b)(f)	400	401,660
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	10	10,976
3.75%, 04/01/24 (Call 03/01/24)	121	131,051
Tencent Holdings Ltd.
1.03%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(e)	400	403,028
1.81%, 01/26/26 (Call 12/26/25)(e)	600	611,970
2.99%, 01/19/23 (Call 12/19/22)(d)(e)	800	824,672
3.28%, 04/11/24 (Call 03/11/24)(e)	600	637,656
3.58%, 04/11/26 (Call 02/11/26)(e)	200	219,314
3.80%, 02/11/25(e)	400	434,968
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	500	494,000
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	230	246,100
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	460	493,318
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	375	426,521
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	925	967,855
		26,951,389
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(e)	600	639,612
Allegheny Ludlum LLC, 6.95%, 12/15/25	50	54,533
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	390	427,081
ArcelorMittal SA, 4.55%, 03/11/26	375	422,325
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/22)(b)	275	292,671
Carpenter Technology Corp., 4.45%, 03/01/23
(Call 12/01/22)	173	180,506
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/04/23)(b)	375	404,606
9.88%, 10/17/25 (Call 10/17/22)(b)	359	419,624
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	175	184,039
CSN Resources SA, 7.63%, 04/17/26 (Call 04/17/22)(d)(e)	200	213,454
Evraz PLC
5.25%, 04/02/24(e)	200	215,146
5.38%, 03/20/23(e)	200	211,150
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(e)	178	199,399
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 10/01/21)(b)(d)	99	105,352
JSW Steel Ltd., 5.95%, 04/18/24(e)	200	209,942
Metalloinvest Finance DAC, 4.85%, 05/02/24(e)	200	214,778
Metinvest BV, 8.50%, 04/23/26 (Call 01/23/26)(e)	400	453,268

	Par
Security	(000)	Value

Iron & Steel (continued)
MMK International Capital DAC, 4.38%, 06/13/24(e)	$600	$641,268
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26 (Call 02/28/26)(e)	600	667,356
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	156	162,443
4.00%, 08/01/23 (Call 05/01/23)	502	533,295
4.13%, 09/15/22 (Call 06/15/22)	385	397,709
Periama Holdings LLC/DE, 5.95%, 04/19/26(e)	400	422,348
POSCO
2.50%, 01/17/25(e)	200	208,526
2.75%, 07/15/24(e)	400	420,500
4.00%, 08/01/23(e)	200	212,568
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	167	167,882
4.50%, 04/15/23 (Call 01/15/23)	201	212,401
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(e)	600	624,858
5.90%, 10/17/22(e)	200	211,710
Shandong Iron And Steel Xinheng International Co. Ltd.
6.50%, 11/05/23(e)	200	208,512
6.85%, 09/25/22(e)	200	206,852
Shougang Group Co. Ltd., 4.00%, 05/23/24(e)	600	634,578
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	280	294,067
2.80%, 12/15/24 (Call 11/15/24)	425	449,017
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	75	78,508
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)(d)	325	334,974
6.88%, 08/15/25 (Call 08/15/21)	375	382,035
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/18/23)(e)	400	430,380
		12,749,273
Leisure Time — 0.2%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(b)	710	752,209
10.50%, 02/01/26 (Call 08/01/23)(b)	375	429,626
11.50%, 04/01/23 (Call 01/01/23)(b)	1,081	1,218,525
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 09/15/21)(b)	200	197,294
King Power Capital Ltd., 5.63%, 11/03/24(e)	200	226,902
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	407	413,805
8.00%, 04/15/26 (Call 02/01/23)(b)	225	235,559
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	250	237,898
5.88%, 03/15/26 (Call 12/15/25)(b)	677	681,983
10.25%, 02/01/26 (Call 08/01/23)(b)	350	401,681
12.25%, 05/15/24 (Call 02/15/24)(b)	310	367,936
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(b)	290	282,924
5.25%, 11/15/22	304	312,387
9.13%, 06/15/23 (Call 03/15/23)(b)	450	490,289
10.88%, 06/01/23 (Call 03/01/23)(b)	450	511,114
11.50%, 06/01/25 (Call 06/01/22)(b)	1,100	1,259,181
Sunny Express Enterprises Corp., 2.63%, 04/23/25(e)	400	413,632
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/22)(b)	75	74,840
13.00%, 05/15/25 (Call 05/15/22)(b)	320	371,200
		8,878,985

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/22)(b)	$150	$153,651
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	490	535,820
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	175	178,959
10.75%, 09/01/24 (Call 09/01/21)(b)	230	237,192
Fortune Star BVI Ltd.
5.00%, 05/18/26(e)	600	595,848
5.95%, 10/19/25 (Call 10/19/23)(e)	400	408,948
6.85%, 07/02/24(e)	600	630,876
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(b)	260	272,251
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	180	187,925
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	530	551,566
5.38%, 04/23/25 (Call 03/23/25)	313	354,879
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	132	135,927
3.20%, 08/08/24 (Call 07/08/24)	1,355	1,415,040
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	690	736,168
3.75%, 03/15/25 (Call 12/15/24)	116	124,967
3.75%, 10/01/25 (Call 07/01/25)	50	54,419
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	901	1,040,195
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	116	124,454
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	205	216,970
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/22)(e)	400	406,476
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(b)	200	205,904
5.38%, 05/15/24 (Call 05/15/22)(b)	400	407,996
5.88%, 05/15/26 (Call 05/15/22)(b)	400	416,112
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	350	381,010
6.00%, 03/15/23	605	639,074
6.75%, 05/01/25 (Call 05/01/22)	375	398,216
Minor International PCL, 3.10%, (a)(e)(f)	200	203,964
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	200	214,696
4.60%, 08/08/23 (Call 07/08/23)	880	933,293
5.13%, 08/08/25 (Call 06/08/25)	461	515,781
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/21)(b)	119	120,536
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(b)	400	416,356
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/22)(b)	125	124,306
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	200	203,620
4.25%, 03/01/22 (Call 12/01/21)	150	150,882
5.65%, 04/01/24 (Call 02/01/24)	150	160,662
6.60%, 10/01/25 (Call 07/01/25)	175	195,935
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	250	263,932
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	225	231,352
5.50%, 03/01/25 (Call 12/01/24)(b)	850	901,034
	Par
Security	(000)	Value

Lodging (continued)
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	$200	$201,350
5.50%, 01/15/26 (Call 06/15/22)(b)	425	438,855
		16,087,397
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	320	320,074
0.45%, 05/17/24	1,309	1,308,791
0.65%, 07/07/23	305	307,083
0.80%, 11/13/25(d)	550	549,956
1.45%, 05/15/25	57	58,530
1.90%, 09/06/22	149	151,794
1.95%, 11/18/22	270	276,121
2.15%, 11/08/24	480	503,333
2.55%, 11/29/22	255	262,905
2.63%, 03/01/23	75	77,803
2.85%, 05/17/24	343	365,086
3.25%, 12/01/24	100	108,756
3.30%, 06/09/24	565	609,714
3.45%, 05/15/23	313	330,553
3.65%, 12/07/23	996	1,072,314
3.75%, 11/24/23	85	91,611
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	915	982,911
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/21)(b)	185	182,688
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	310	311,686
1.95%, 07/02/23	487	499,399
4.20%, 01/15/24	43	46,518
CNH Industrial NV, 4.50%, 08/15/23	325	349,521
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	150	158,433
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	5	5,398
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	164	175,613
Doosan Heavy Industries & Construction Co. Ltd., 1.00%, 07/21/23(e)	400	402,224
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	27,018
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	126	129,053
4.00%, 11/15/23 (Call 08/15/23)	92	97,911
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/22), (13.75% PIK)(b)(g)	170	184,295
John Deere Capital Corp.
0.25%, 01/17/23	210	210,227
0.45%, 01/17/24	275	274,964
0.45%, 06/07/24	235	234,765
0.70%, 07/05/23	267	268,994
0.70%, 01/15/26(d)	1,064	1,059,840
1.05%, 06/17/26	700	703,227
1.20%, 04/06/23	156	158,507
2.05%, 01/09/25	468	490,576
2.15%, 09/08/22	636	649,617
2.60%, 03/07/24	517	545,202
2.65%, 06/24/24	147	156,176
2.70%, 01/06/23	95	98,305
2.80%, 01/27/23	97	100,674
2.80%, 03/06/23	701	729,776
3.35%, 06/12/24	190	205,417
3.45%, 06/07/23	359	379,901
3.45%, 01/10/24	150	160,919
3.45%, 03/13/25	132	145,089
3.65%, 10/12/23	615	659,526

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)(d)	$95	$99,433
Komatsu Finance America Inc., 0.85%, 09/09/23(e)	400	401,892
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	150	162,011
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	190	195,508
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	117	122,240
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	949	987,017
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(b)	225	229,592
Rockwell Automation Inc., 2.88%, 03/01/25 (Call12/01/24)	92	98,202
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25 (Call 11/21/24)(e)	400	407,168
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(b)	275	284,113
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	500	505,450
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)	200	207,458
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	406	433,096
4.40%, 03/15/24 (Call 02/15/24)	888	961,775
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	209,552
		22,483,301
Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	374	382,221
2.00%, 02/14/25 (Call 01/14/25)	91	95,095
2.25%, 03/15/23 (Call 02/15/23)	475	489,283
2.65%, 04/15/25 (Call 03/15/25)	223	238,066
3.00%, 08/07/25	112	121,799
3.25%, 02/14/24 (Call 01/14/24)	753	804,663
Bombardier Inc.
6.00%, 10/15/22 (Call 08/30/21)(b)	299	299,457
6.13%, 01/15/23(b)	470	493,364
7.13%, 06/15/26 (Call 06/15/23)(b)	650	676,923
7.50%, 12/01/24 (Call 12/01/21)(b)	475	494,456
7.50%, 03/15/25 (Call 03/15/22)(b)	700	714,567
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	189	204,035
3.75%, 11/15/22 (Call 08/15/22)	30	31,029
Eaton Corp., 2.75%, 11/02/22	985	1,014,944
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/21)(b)	247	253,553
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	250	260,740
General Electric Co.
3.38%, 03/11/24	753	806,275
3.45%, 05/15/24 (Call 02/13/24)	874	934,638
5.55%, 01/05/26	100	119,069
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	195	208,055
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	101	108,225
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/22)(b)	170	175,634
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	742	782,884
3.30%, 11/21/24 (Call 08/21/24)	144	154,689
Siemens Financieringsmaatschappij NV
0.40%, 03/11/23(b)	365	365,694
0.65%, 03/11/24(b)	420	421,407
1.20%, 03/11/26(b)	1,415	1,425,230
2.00%, 09/15/23(b)	250	258,065

	Par
Security	(000)	Value

Manufacturing (continued)
3.13%, 03/16/24(b)	$250	$266,820
3.25%, 05/27/25(b)	550	599,940
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(e)	200	206,622
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	106	115,860
4.30%, 03/01/24 (Call 12/01/23)	243	262,756
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	475	507,765
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	518	560,357
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	225	239,067
		15,093,247
Media — 0.6%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/22) (b)	1,200	1,248,084
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)	375	384,338
5.00%, 04/01/24 (Call 04/01/22)	159	161,290
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23) (b)	140	141,977
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21) (b)	200	201,780
5.50%, 05/01/26 (Call 05/01/22) (b)	75	77,528
5.75%, 02/15/26 (Call 02/15/22)(b)	18	18,610
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/22)(b)	300	307,320
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,493	1,623,891
4.91%, 07/23/25 (Call 04/23/25)	1,854	2,103,178
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	511	571,058
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	955	1,031,113
3.15%, 03/01/26 (Call 12/01/25)	1,013	1,105,568
3.38%, 02/15/25 (Call 11/15/24)	355	385,526
3.38%, 08/15/25 (Call 05/15/25)	386	421,975
3.60%, 03/01/24	1,298	1,402,372
3.70%, 04/15/24 (Call 03/15/24)	1,558	1,687,501
3.95%, 10/15/25 (Call 08/15/25)	150	168,236
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	303	315,750
3.15%, 08/15/24 (Call 06/15/24)(b)	194	207,120
3.85%, 02/01/25 (Call 11/01/24)(b)	34	37,171
CSC Holdings LLC
5.25%, 06/01/24	358	386,493
5.88%, 09/15/22	300	313,839
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)	200	210,540
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	875	908,049
3.45%, 03/15/25 (Call 12/15/24)	359	387,013
3.80%, 03/13/24 (Call 01/13/24)	100	107,401
3.90%, 11/15/24 (Call 08/15/24)	337	365,925
3.95%, 06/15/25 (Call 05/15/25)	147	161,937
4.90%, 03/11/26 (Call 12/11/25)	100	114,638
DISH DBS Corp.
5.00%, 03/15/23	750	784,095
5.88%, 11/15/24	975	1,051,079
7.75%, 07/01/26	925	1,056,470

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	$246	$264,143
4.03%, 01/25/24 (Call 12/25/23)	969	1,048,022
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/22)(b)	325	335,475
Grupo Televisa SAB, 6.63%, 03/18/25	600	712,140
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	125	133,399
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/22)	375	396,097
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(b)	150	161,709
6.88%, 02/01/26 (Call 02/01/22)	481	500,240
Quebecor Media Inc., 5.75%, 01/15/23	370	396,499
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/22)(b)(d)	125	121,690
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	360	360,000
4.63%, 07/15/24 (Call 07/15/22)(b)	875	898,030
5.38%, 07/15/26 (Call 07/15/22)(b)	450	464,643
Sky Ltd.
3.13%, 11/26/22(b)	15	15,548
3.75%, 09/16/24(b)	200	218,708
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	160	162,704
TEGNA Inc.
4.75%, 03/15/26 (Call 03/15/23)(b)	250	266,045
5.50%, 09/15/24 (Call 09/15/21)(b)(d)	48	48,686
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	345	371,482
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,129	1,269,402
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	255	272,261
TWDC Enterprises 18 Corp.
2.13%, 09/13/22(e)	250	254,723
2.35%, 12/01/22	638	655,188
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(b)	610	620,034
9.50%, 05/01/25 (Call 05/01/22)(b)	185	202,675
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	421	453,552
3.70%, 08/15/24 (Call 05/15/24)	412	444,696
3.88%, 04/01/24 (Call 01/01/24)	122	131,101
4.00%, 01/15/26 (Call 10/15/25)	250	279,100
4.75%, 05/15/25 (Call 04/15/25)	899	1,018,684
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(b)	290	320,386
Walt Disney Co. (The)
1.65%, 09/01/22	208	211,276
1.75%, 08/30/24 (Call 07/30/24)	1,631	1,689,064
3.00%, 09/15/22	486	500,721
3.35%, 03/24/25	1,321	1,440,643
3.70%, 09/15/24 (Call 06/15/24)	119	129,347
		36,216,978
Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/21)(b)	350	354,585
Huayi Finance I Ltd., 3.00%, 10/30/24(e)	400	408,332
MCC Holding Hong Kong Corp. Ltd., 3.50%, (Call 01/16/23)(a)(e)(f)	500	507,485
	Par
Security	(000)	Value

Metal Fabricate & Hardware (continued)
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	$671	$689,412
		1,959,814
Mining — 0.4%
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)	200	216,096
Anglo American Capital PLC
3.63%, 09/11/24(b)	65	70,212
4.88%, 05/14/25(b)	500	567,450
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	248,873
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(b)	483	510,439
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	363	390,301
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(e)	600	598,116
4.10%, (Call 09/11/24)(a)(e)(f)	400	417,136
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(b)	400	382,424
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)(d)	125	129,539
Constellium SE, 5.88%, 02/15/26 (Call 11/15/21)(b)	250	256,495
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(e)	600	675,216
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(e)	700	713,090
6.88%, 03/01/26 (Call 03/01/22)(e)	800	837,696
7.25%, 04/01/23 (Call 10/01/21)(e)	400	407,500
7.50%, 04/01/25 (Call 04/01/22)(e)	650	673,946
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(b)	350	378,252
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	688	713,924
4.55%, 11/14/24 (Call 08/14/24)	400	434,872
Fresnillo PLC, 5.50%, 11/13/23(e)	200	220,650
Glencore Finance Canada Ltd., 4.25%, 10/25/22(b)	535	558,775
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	855	867,885
1.63%, 04/27/26 (Call 03/27/26)(b)	50	50,451
3.00%, 10/27/22 (Call 09/27/22)(b)	210	215,851
4.00%, 04/16/25(b)	23	25,225
4.13%, 05/30/23(b)	684	725,690
4.13%, 03/12/24 (Call 02/12/24)(b)	761	820,373
4.63%, 04/29/24(b)	511	561,114
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(e)	200	217,094
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(e)	400	407,080
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(e)	400	439,216
5.71%, 11/15/23(e)	400	440,644
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	63	70,332
Legend Fortune Ltd., 1.38%, 06/02/24	600	601,926
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(e)	200	212,268
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(e)(f)	500	515,415
4.75%, 07/30/25(e)	400	444,516
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(e)	400	415,180
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(e)	1,400	1,413,132
3.38%, 10/28/24 (Call 07/28/24)(b)	300	311,952
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(b)(d)	110	97,957

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	$93	$96,978
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	95	96,338
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(d)	200	210,332
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(e)	400	418,548
Polyus Finance PLC, 5.25%, 02/07/23(e)	200	211,478
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	540	597,326
Rusal Capital DAC, 4.85%, 02/01/23(e)	200	205,782
Southern Copper Corp.
3.50%, 11/08/22	180	186,320
3.88%, 04/23/25	175	190,671
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	235	241,810
Vedanta Resources Finance II PLC
8.95%, 03/11/25(e)	400	377,432
8.95%, 03/11/25 (Call 09/11/24)(b)	600	566,148
13.88%, 01/21/24 (Call 12/21/22)(e)	400	421,768
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(e)	600	478,458
7.13%, 05/31/23(e)	400	363,220
		22,916,912
Multi-National — 0.0%
African Development Bank, 0.88%, 07/22/26	1,000	1,004,650
Asian Development Bank, 0.25%, 10/06/23	550	549,708
Black Sea Trade & Development Bank, 3.50%, 06/25/24(e)	200	211,356
FMS Wertmanagement
0.38%, 05/06/24(e)	400	399,876
1.38%, 02/26/23(e)	200	203,714
		2,369,304
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	295	306,296
5.50%, 12/01/24 (Call 06/01/24)	300	330,960
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	150	157,624
Xerox Corp.
3.80%, 05/15/24(d)	150	156,678
4.07%, 03/17/22(d)	75	76,011
4.38%, 03/15/23 (Call 02/15/23)	482	503,704
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	355	377,933
		1,909,206
Oil & Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	315	337,009
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/22)	300	305,217
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	100,693
4.63%, 11/15/25 (Call 08/15/25)	215	231,211
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/22)(b)	200	200,000
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/22)(b)	175	172,485
BP Capital Markets America Inc.
2.75%, 05/10/23	988	1,029,298
2.94%, 04/06/23	346	360,733
3.19%, 04/06/25 (Call 03/06/25)	1,436	1,549,358
3.22%, 11/28/23 (Call 09/28/23)	153	162,214
3.22%, 04/14/24 (Call 02/14/24)	552	589,381
3.79%, 02/06/24 (Call 01/06/24)	837	902,328
	Par
Security	(000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/22	$374	$384,745
2.75%, 05/10/23(d)	10	10,414
3.51%, 03/17/25	162	177,364
3.54%, 11/04/24	260	283,065
3.81%, 02/10/24	625	674,881
3.99%, 09/26/23	570	613,411
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	295	301,502
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	275	257,609
8.25%, 07/15/25 (Call 07/15/22)(d)	150	144,249
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 08/30/21)	23	22,988
7.75%, 04/15/23 (Call 08/30/21)	150	148,385
9.25%, 07/15/24 (Call 07/15/22)(b)	106	115,793
11.00%, 04/15/25 (Call 10/15/21)(b)	275	304,070
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	315	325,704
2.95%, 01/15/23 (Call 12/15/22)	647	669,212
3.80%, 04/15/24 (Call 01/15/24)	244	261,771
3.90%, 02/01/25 (Call 11/01/24)	92	100,510
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	180	183,488
3.80%, 09/15/23 (Call 06/15/23)	220	231,790
4.00%, 04/15/24 (Call 01/15/24)	545	584,202
5.38%, 07/15/25 (Call 04/15/25)	780	890,120
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 01/15/22)(b)	150	145,305
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(b)	240	250,526
Chevron Corp.
1.14%, 05/11/23	909	922,517
1.55%, 05/11/25 (Call 04/11/25)	1,632	1,679,605
2.36%, 12/05/22 (Call 09/05/22)	521	533,270
2.57%, 05/16/23 (Call 03/16/23)	261	270,482
2.90%, 03/03/24 (Call 01/03/24)	622	659,376
3.19%, 06/24/23 (Call 03/24/23)	853	893,313
3.33%, 11/17/25 (Call 08/17/25)	135	148,280
Chevron USA Inc.
0.33%, 08/12/22	10	10,017
0.43%, 08/11/23	1,405	1,408,892
0.69%, 08/12/25 (Call 07/12/25)	1,712	1,705,768
3.90%, 11/15/24 (Call 08/15/24)	208	228,509
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	445	483,310
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(e)	800	858,744
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,159,560
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	400	433,284
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	860,680
CNPC General Capital Ltd., 3.40%, 04/16/23	200	208,686
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	125	134,688
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/22)(b)	128	132,500
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	10	10,230
3.35%, 11/15/24 (Call 08/15/24)	81	87,545
4.95%, 03/15/26 (Call 12/15/25)	350	407,830

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	$480	$503,150
4.50%, 04/15/23 (Call 01/15/23)	392	407,327
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(b)	525	538,230
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	265	257,310
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(b)	275	306,020
5.85%, 12/15/25 (Call 09/15/25)	300	352,101
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	613	645,158
Ecopetrol SA
4.13%, 01/16/25	515	539,514
5.38%, 06/26/26 (Call 03/26/26)	800	876,720
5.88%, 09/18/23	894	963,044
Empresa Nacional del Petroleo, 4.38%, 10/30/24(e)	284	307,155
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(b)	200	206,006
6.63%, 07/15/25 (Call 07/15/22)(b)	325	343,804
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)(e)	100	101,797
4.88%, 03/30/26 (Call 12/30/25)(b)(e)	275	281,297
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	160	166,485
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	620	661,658
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/22)(b)(d)	225	206,350
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	867	894,545
3.15%, 04/01/25 (Call 01/01/25)	101	109,112
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	374	379,131
3.13%, 05/15/26 (Call 05/15/23)(b)	240	246,828
6.63%, 02/01/25 (Call 01/01/25)	450	519,934
Equinor ASA
2.45%, 01/17/23	788	812,806
2.65%, 01/15/24	533	560,631
2.88%, 04/06/25 (Call 03/06/25)	1,347	1,443,149
3.25%, 11/10/24	130	140,806
3.70%, 03/01/24	523	565,164
Exxon Mobil Corp.
1.57%, 04/15/23	964	984,552
1.90%, 08/16/22	292	297,206
2.02%, 08/16/24 (Call 07/16/24)	1,129	1,178,992
2.71%, 03/06/25 (Call 12/06/24)	668	710,679
2.73%, 03/01/23 (Call 01/01/23)	1,012	1,046,580
2.99%, 03/19/25 (Call 02/19/25)	1,128	1,212,025
3.18%, 03/15/24 (Call 12/15/23)	402	428,042
Gazprom Neft OAO Via GPN Capital SA, 6.00%,11/27/23(e)	600	661,926
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25 (Call 03/01/23)(b)	200	198,280
GS Caltex Corp., 3.00%, 06/04/24	400	422,116
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)	225	240,606
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(e)	200	212,608
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	196	219,753
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	385	409,032
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/22)(b)	200	202,880
	Par
Security	(000)	Value

Oil & Gas (continued)
HollyFrontier Corp.
2.63%, 10/01/23	$265	$274,309
5.88%, 04/01/26 (Call 01/01/26)	338	391,512
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	230	239,708
Indian Oil Corp. Ltd., 4.75%, 01/16/24(e)	600	646,344
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	215	214,114
KazMunayGas National Co. JSC, 4.75%, 04/24/25(e)	200	223,816
Korea National Oil Corp., 2.63%, 04/14/26(e)	400	426,100
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(e)	400	389,472
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	280	287,843
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(e)	200	208,366
6.13%, 06/30/25 (Call 03/30/25)(b)(e)	225	244,775
Lukoil International Finance BV, 4.56%, 04/24/23(e)	600	635,340
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	259	282,789
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	438	471,656
4.50%, 05/01/23 (Call 04/01/23)	1,163	1,236,699
4.70%, 05/01/25 (Call 04/01/25)	684	771,080
4.75%, 12/15/23 (Call 10/15/23)	496	539,420
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(e)	200	212,900
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(e)	200	206,484
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/22)(b)	225	232,315
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/22)(b)	325	293,163
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)	250	255,100
6.88%, 08/15/24 (Call 08/15/21)	288	293,236
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	275	233,695
9.00%, 02/01/25 (Call 12/01/21)(b)(d)	113	116,406
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	300	280,890
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/22)(b)	300	305,337
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	180	186,871
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	494	498,169
2.90%, 08/15/24 (Call 06/15/24)	1,389	1,399,056
3.40%, 04/15/26 (Call 01/15/26)	550	555,802
3.45%, 07/15/24 (Call 04/15/24)(d)	75	75,899
3.50%, 06/15/25 (Call 03/15/25)	425	432,794
5.50%, 12/01/25 (Call 09/01/25)	350	385,063
5.55%, 03/15/26 (Call 12/15/25)	525	574,618
5.88%, 09/01/25 (Call 06/01/25)	395	437,719
6.95%, 07/01/24	353	393,641
8.00%, 07/15/25 (Call 04/15/25)	215	255,942
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(e)	215	239,385
Oil India Ltd., 5.38%, 04/17/24(e)	400	439,552
ONGC Videsh Ltd., 3.75%, 05/07/23(e)	200	208,358
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	350	394,674
5.63%, 07/01/24	499	552,024
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/21)(b)(d)	125	123,934

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/22)	$325	$195,270
9.25%, 05/15/25 (Call 05/15/22)(b)	630	581,578
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/22)	350	361,578
6.13%, 09/15/24 (Call 09/15/21)	175	178,061
Penn Virginia Escrow LLC, 9.25%, 08/15/26 (Call 08/15/23)(b)	175	173,392
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(e)	400	393,760
4.30%, 05/20/23(e)	615	651,980
Petrobras Global Finance BV
5.30%, 01/27/25	600	672,774
8.75%, 05/23/26	600	766,056
Petroleos Mexicanos
3.50%, 01/30/23	600	610,698
4.25%, 01/15/25(d)	499	511,734
4.50%, 01/23/26	400	405,740
4.63%, 09/21/23	740	769,807
4.88%, 01/18/24	400	418,528
6.88%, 10/16/25 (Call 09/16/25)(b)	700	772,863
Petron Corp.
4.60%, (Call 07/19/23)(a)(e)(f)	400	400,000
5.95%, (a)(e)(f)	200	208,566
Petronas Capital Ltd., 3.50%, 03/18/25(e)	700	759,808
Petrorio Luxembourg Sarl, 6.13%, 06/09/26 (Call 06/09/24)(b)	200	205,546
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	175	175,119
3.70%, 04/06/23	438	461,144
3.85%, 04/09/25 (Call 03/09/25)	571	627,158
Pioneer Natural Resources Co., 0.55%, 05/15/23	850	850,952
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/21)(b)	150	154,568
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(b)	200	200,010
5.13%, 10/06/24 (Call 10/06/21)(b)	200	200,666
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	440	455,919
5.00%, 08/15/22 (Call 05/15/22)(d)	175	178,393
5.00%, 03/15/23 (Call 12/15/22)	250	258,647
9.25%, 02/01/26 (Call 02/01/22)	375	407,111
Reliance Industries Ltd., 4.13%, 01/28/25(e)	800	875,912
SA Global Sukuk Ltd., 1.60%, 06/17/26(e)	600	600,552
Saka Energi Indonesia PT, 4.45%, 05/05/24(e)	400	367,244
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(e)	200	202,122
1.63%, 11/24/25 (Call 10/24/25)(e)	1,000	1,010,910
2.88%, 04/16/24(e)	1,400	1,471,610
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(b)	200	207,914
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/22)	375	283,369
Shell International Finance BV
0.38%, 09/15/23	160	160,154
2.00%, 11/07/24 (Call 10/07/24)	714	744,316
2.25%, 01/06/23	715	735,184
2.38%, 08/21/22	760	777,123
2.38%, 04/06/25 (Call 03/06/25)	1,188	1,252,817
3.25%, 05/11/25	1,293	1,409,396
3.40%, 08/12/23	403	427,692
3.50%, 11/13/23 (Call 10/13/23)	767	819,724
	Par
Security	(000)	Value

Oil & Gas (continued)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23	$400	$415,264
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(e)	400	430,972
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(e)	400	436,828
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(e)	676	725,781
Sinopec Group Overseas Development 2017 Ltd., 2.50%, 09/13/22(e)	800	815,904
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(e)	400	402,880
2.15%, 05/13/25 (Call 04/13/25)(e)	200	206,746
2.50%, 08/08/24 (Call 07/08/24)	600	627,336
2.50%, 11/12/24 (Call 10/12/24)	1,400	1,470,322
3.75%, 09/12/23(e)	1,000	1,061,300
SK Innovation Co. Ltd., 4.13%, 07/13/23(e)	200	210,526
SM Energy Co.
5.00%, 01/15/24 (Call 08/30/21)	150	148,830
5.63%, 06/01/25 (Call 06/01/22)	175	171,866
10.00%, 01/15/25 (Call 06/17/22)(b)	408	454,063
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	435	475,864
7.50%, 04/01/26 (Call 04/01/22)	300	316,728
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	225	222,815
Suncor Energy Inc.
2.80%, 05/15/23	1,188	1,234,035
3.10%, 05/15/25 (Call 04/15/25)	125	134,030
3.60%, 12/01/24 (Call 09/01/24)	1,003	1,084,835
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	280	291,469
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/21)(d)(e)	380	379,753
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(e)	800	821,008
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	545	570,026
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	353	371,624
2.70%, 01/25/23	610	631,954
3.70%, 01/15/24	819	884,045
3.75%, 04/10/24	756	821,001
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/22)(b)	234	222,168
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(b)(d)	200	159,458
7.50%, 01/15/26 (Call 01/15/22)(b)(d)	250	193,350
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)(d)	236	232,376
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/22)(b)(d)	170	162,526
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(e)	200	222,892
Tullow Oil PLC
7.00%, 03/01/25 (Call 03/01/22)(e)	400	346,100
10.25%, 05/15/26 (Call 05/15/23)(b)	710	740,175
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(e)	400	401,596
Valero Energy Corp.
1.20%, 03/15/24	445	449,005
2.70%, 04/15/23	231	239,247
2.85%, 04/15/25 (Call 03/15/25)	1,349	1,430,115
3.65%, 03/15/25	73	79,529

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/22)(b)	$130	$113,508
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/22)(b)	160	160,757
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/21)(b)	275	264,253
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	215	230,568
YPF SA
8.50%, 07/28/25(e)	750	587,475
8.75%, 04/04/24(e)	676	600,694
		113,092,058
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,280	1,320,282
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)	125	19,285
ChampionX Corp., 6.38%, 05/01/26 (Call 05/01/22)(d)	125	130,687
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)(d)	450	459,382
COSL Singapore Capital Ltd., 1.88%, 06/24/25(e)	800	801,456
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/22)(b)	175	176,211
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/22)(d)	175	154,007
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	781	822,026
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(b)	200	218,202
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(b)(d)	125	81,664
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	304	301,975
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	225	229,111
2.65%, 11/20/22 (Call 10/20/22)(b)	385	395,433
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	496	534,445
4.00%, 12/21/25 (Call 09/21/25)(b)	295	329,129
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	173	175,604
3.65%, 12/01/23 (Call 09/01/23)	634	676,161
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	450	481,887
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	153	153,915
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/21)(b)	165	163,345
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/22)	300	314,163
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(b)	200	207,948
11.00%, 12/01/24 (Call 12/01/21)(b)	975	1,008,979
		9,155,297
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(b)	400	417,440
6.00%, 02/15/25 (Call 02/15/22)(b)	450	463,869
Ball Corp.
4.00%, 11/15/23(d)	440	467,597
4.88%, 03/15/26 (Call 12/15/25)	350	390,768
5.25%, 07/01/25	444	501,835
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(b)	1,100	1,103,080
1.57%, 01/15/26 (Call 12/15/25)(b)	520	523,827
	Par
Security	(000)	Value

Packaging & Containers (continued)
4.50%, 02/15/26 (Call 02/15/22)(b)	$150	$153,000
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	105	117,207
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	150	158,715
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	500	523,445
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/22)(b)	350	354,379
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	550	551,402
4.13%, 08/15/24 (Call 05/15/24)	110	117,461
4.88%, 11/15/22 (Call 08/15/22)	150	156,359
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(b)	325	344,669
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/21)(b)	100	103,062
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(b)	700	705,978
7.25%, 04/15/25 (Call 04/15/22)(b)	650	634,068
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	110	113,388
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	134	143,422
5.88%, 08/15/23(b)	345	370,168
6.38%, 08/15/25(b)	150	167,583
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	142	153,763
4.50%, 11/01/23 (Call 08/01/23)	357	385,117
Pactiv LLC, 7.95%, 12/15/25	125	140,338
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	200	203,828
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	150	155,781
5.13%, 12/01/24 (Call 09/01/24)(b)	175	190,096
5.25%, 04/01/23 (Call 01/01/23)(b)	200	210,514
5.50%, 09/15/25 (Call 06/15/25)(b)	200	222,908
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/22)	100	101,405
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	160	168,547
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	350	365,984
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	316	335,744
3.75%, 03/15/25 (Call 01/15/25)	515	564,497
4.65%, 03/15/26 (Call 01/15/26)	600	688,662
		12,469,906
Pharmaceuticals — 1.3%
AbbVie Inc.
2.30%, 11/21/22	1,606	1,646,343
2.60%, 11/21/24 (Call 10/21/24)	1,728	1,826,410
2.85%, 05/14/23 (Call 03/14/23)	931	967,691
2.90%, 11/06/22	1,295	1,336,103
3.20%, 11/06/22 (Call 09/06/22)	354	364,974
3.25%, 10/01/22 (Call 07/01/22)	674	691,854
3.60%, 05/14/25 (Call 02/14/25)	1,768	1,931,575
3.75%, 11/14/23 (Call 10/14/23)	900	963,648
3.80%, 03/15/25 (Call 12/15/24)	1,422	1,558,043
3.85%, 06/15/24 (Call 03/15/24)	450	487,184
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	245	263,444
3.40%, 05/15/24 (Call 02/15/24)	459	489,303
AstraZeneca PLC
0.30%, 05/26/23	2,041	2,040,469

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
0.70%, 04/08/26 (Call 03/08/26)	$500	$492,760
3.38%, 11/16/25	600	660,720
3.50%, 08/17/23 (Call 07/17/23)	653	692,742
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(b)	750	810,405
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/21)(b)	725	740,696
6.13%, 04/15/25 (Call 04/15/22)(b)	1,405	1,435,489
9.00%, 12/15/25 (Call 12/15/21)(b)	700	747,327
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	925	985,606
3.88%, 12/15/23 (Call 11/15/23)(b)	665	711,437
4.25%, 12/15/25 (Call 10/15/25)(b)	1,000	1,118,690
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	760	816,460
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,552	1,661,664
3.73%, 12/15/24 (Call 09/15/24)	246	267,751
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	206	206,140
2.00%, 08/01/22	278	282,948
2.75%, 02/15/23 (Call 01/15/23)	316	327,234
2.90%, 07/26/24 (Call 06/26/24)	1,334	1,424,752
3.20%, 06/15/26 (Call 04/15/26)	2,000	2,203,140
3.25%, 08/15/22	590	608,166
3.25%, 02/20/23 (Call 01/20/23)	578	602,946
3.25%, 11/01/23	193	205,618
3.55%, 08/15/22	519	536,573
3.63%, 05/15/24 (Call 02/15/24)	100	107,901
3.88%, 08/15/25 (Call 05/15/25)	500	556,680
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,147	1,218,263
3.20%, 03/15/23	121	126,244
3.50%, 11/15/24 (Call 08/15/24)	292	314,823
3.75%, 09/15/25 (Call 06/15/25)	171	188,685
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	340	340,112
1.25%, 03/15/26 (Call 02/15/26)	200	201,736
3.00%, 07/15/23 (Call 05/16/23)	666	696,703
3.05%, 11/30/22 (Call 10/31/22)	584	603,681
3.25%, 04/15/25 (Call 01/15/25)	1,000	1,080,760
3.50%, 06/15/24 (Call 03/17/24)	490	526,035
3.75%, 07/15/23 (Call 06/15/23)	802	851,275
4.13%, 11/15/25 (Call 09/15/25)	135	151,679
4.50%, 02/25/26 (Call 11/27/25)	1,010	1,153,652
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	624	658,875
2.75%, 12/01/22 (Call 09/01/22)	1,156	1,186,692
3.38%, 08/12/24 (Call 05/12/24)	454	487,428
3.70%, 03/09/23 (Call 02/09/23)	406	426,422
3.88%, 07/20/25 (Call 04/20/25)	1,301	1,439,322
4.00%, 12/05/23 (Call 09/05/23)	175	187,730
4.10%, 03/25/25 (Call 01/25/25)	425	471,470
4.75%, 12/01/22 (Call 09/01/22)	720	753,869
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	340	364,681
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,106	1,194,126
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 04/15/22)(b)	200	198,674
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	699	727,337
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.38%, 05/15/23	$1,110	$1,170,162
3.63%, 05/15/25	147	162,644
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	376	376,902
3.00%, 06/01/24 (Call 05/01/24)	880	939,312
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	300	325,575
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	245	243,714
2.05%, 03/01/23 (Call 01/01/23)	690	707,243
2.63%, 01/15/25 (Call 11/15/24)	339	361,683
3.38%, 12/05/23(d)	94	100,800
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	180	176,796
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	478	490,251
2.85%, 03/15/23 (Call 12/15/22)	308	317,776
3.80%, 03/15/24 (Call 12/15/23)	447	480,932
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	710	801,547
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	100	99,932
2.40%, 09/15/22 (Call 06/15/22)	476	485,168
2.75%, 02/10/25 (Call 11/10/24)	363	387,855
2.80%, 05/18/23	1,228	1,282,314
2.90%, 03/07/24 (Call 02/07/24)	726	771,339
Mylan Inc.
3.13%, 01/15/23(b)	278	288,002
4.20%, 11/29/23 (Call 08/29/23)	360	385,790
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	190	196,777
2.40%, 09/21/22	373	382,180
3.00%, 11/20/25 (Call 08/20/25)	1,000	1,088,670
3.40%, 05/06/24	1,035	1,116,879
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(d)	110	115,709
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	205	215,609
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	536,645
4.38%, 03/15/26 (Call 12/15/25)	300	329,397
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	671	675,945
2.95%, 03/15/24 (Call 02/15/24)	732	779,221
3.00%, 06/15/23	716	751,822
3.20%, 09/15/23 (Call 08/15/23)	638	675,278
3.40%, 05/15/24	481	521,144
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	489	516,110
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,529	1,597,958
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	815	883,346
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22.	208	209,048
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,111	1,100,745
6.00%, 04/15/24 (Call 01/15/24)	400	420,600
7.13%, 01/31/25 (Call 10/31/24)	950	1,043,594
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	1,000	1,110,350
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	249	253,597
Wyeth LLC, 6.45%, 02/01/24	389	447,008

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	$868	$898,970
		74,543,499
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(b)	250	277,150
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(b)	310	333,972
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	119,707
4.95%, 12/15/24 (Call 09/15/24)	394	439,869
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(b)	235	243,568
4.15%, 07/01/23 (Call 04/01/23)	250	258,840
4.35%, 10/15/24 (Call 07/15/24)	225	237,559
6.38%, 01/22/78 (Call 01/22/23)(a)	205	191,146
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,024	1,170,442
7.00%, 06/30/24 (Call 01/01/24)	545	622,423
CNPC Global Capital Ltd., 1.13%, 06/23/23 (Call 05/23/23)(e)	1,000	1,004,710
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/22)(b)	200	207,092
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	141	159,131
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/22)	225	230,443
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	237	243,212
4.95%, 04/01/22 (Call 01/01/22)	125	126,794
5.38%, 07/15/25 (Call 04/15/25)	450	499,504
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	253	237,137
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/22)(d)	100	101,767
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24 (Call 09/15/24)(b)	121	130,921
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	420	448,161
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	877	922,876
3.50%, 06/10/24 (Call 03/10/24)	322	345,696
4.00%, 10/01/23 (Call 07/01/23)	628	669,869
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	926	976,930
3.45%, 01/15/23 (Call 10/15/22)	153	157,902
3.60%, 02/01/23 (Call 11/01/22)	346	358,176
4.05%, 03/15/25 (Call 12/15/24)	605	657,774
4.25%, 03/15/23 (Call 12/15/22)	638	668,133
4.25%, 04/01/24 (Call 01/01/24)	254	273,266
4.50%, 04/15/24 (Call 03/15/24)	408	443,920
4.75%, 01/15/26 (Call 10/15/25)	120	135,418
4.90%, 02/01/24 (Call 11/01/23)	367	398,481
5.88%, 01/15/24 (Call 10/15/23)	471	520,427
5.95%, 12/01/25 (Call 09/01/25)	500	586,145
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	430	458,784
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	247	264,305
5.00%, 10/01/22 (Call 07/01/22)	143	148,561
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	370	382,902
4.40%, 04/01/24 (Call 01/01/24)	275	288,376
	Par
Security	(000)	Value

Pipelines (continued)
4.85%, 07/15/26 (Call 04/15/26)	$250	$261,175
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,241	1,290,168
3.75%, 02/15/25 (Call 11/15/24)	883	964,854
3.90%, 02/15/24 (Call 11/15/23)	277	297,733
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	390	385,889
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	250	256,362
4.75%, 07/15/23 (Call 06/15/23)	276	287,694
6.00%, 07/01/25 (Call 04/01/25)(b)	330	359,103
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	50	55,776
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/22)	150	148,659
6.25%, 05/15/26 (Call 02/15/22)	175	172,704
6.50%, 10/01/25 (Call 10/01/21)	225	224,190
Gray Oak Pipeline LLC, 2.60%, 10/15/25 (Call 09/15/25)(b)	250	259,347
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	25	27,997
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/22)(b)	350	363,867
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	336	348,718
3.50%, 09/01/23 (Call 06/01/23)	337	354,962
3.95%, 09/01/22 (Call 06/01/22)	610	628,025
4.15%, 02/01/24 (Call 11/01/23)	137	147,700
4.25%, 09/01/24 (Call 06/01/24)	444	486,682
4.30%, 05/01/24 (Call 02/01/24)	330	359,182
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	871	903,741
4.30%, 06/01/25 (Call 03/01/25)	558	621,991
5.63%, 11/15/23 (Call 08/15/23)(b)	777	853,231
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(b)(d)	150	154,474
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	537	565,311
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,252	1,270,480
3.38%, 03/15/23 (Call 02/15/23)	388	404,719
3.50%, 12/01/22 (Call 11/01/22)	64	66,385
4.00%, 02/15/25 (Call 11/15/24)	74	81,031
4.50%, 07/15/23 (Call 04/15/23)	660	704,187
4.88%, 12/01/24 (Call 09/01/24)	681	760,943
4.88%, 06/01/25 (Call 03/01/25)	911	1,031,079
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	575	581,198
6.75%, 09/15/25 (Call 09/15/22)(b)	585	596,946
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(b)	960	989,520
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/22)(d)	200	169,794
7.50%, 11/01/23 (Call 11/01/21)	275	264,360
7.50%, 04/15/26 (Call 04/15/22)(d)	175	147,395
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	225	232,270
NuStar Logistics LP
5.75%, 10/01/25 (Call 07/01/25)	282	308,291
6.00%, 06/01/26 (Call 03/01/26)	250	271,187

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	$215	$226,126
5.85%, 01/15/26 (Call 12/15/25)	250	296,157
7.50%, 09/01/23 (Call 06/01/23)	172	193,060
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	755	774,570
5.00%, 09/15/23 (Call 06/15/23)	82	88,397
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/30/21)	260	251,927
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	568	592,396
3.61%, 02/15/25 (Call 11/15/24)	302	326,489
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,140	1,218,603
3.85%, 10/15/23 (Call 07/15/23)	425	449,119
4.65%, 10/15/25 (Call 07/15/25)	930	1,041,991
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	250	261,192
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	220	224,605
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	375	401,674
5.63%, 03/01/25 (Call 12/01/24)	1,362	1,559,626
5.75%, 05/15/24 (Call 02/15/24)	840	940,741
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	175	176,465
Southern Gas Corridor CJSC, 6.88%, 03/24/26(e)	800	949,792
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	56	60,589
4.75%, 03/15/24 (Call 12/15/23)	579	634,711
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/22)	50	46,060
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(b)	212	215,144
7.50%, 10/01/25 (Call 10/01/22)(b)	310	336,710
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26 (Call 04/15/22)	175	183,216
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	277	306,237
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	168	171,488
TransCanada PipeLines Ltd.
2.50%, 08/01/22	487	497,583
3.75%, 10/16/23 (Call 07/16/23)	385	409,455
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	449	570,333
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(e)	150	141,131
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	225	232,891
4.35%, 02/01/25 (Call 01/01/25)	478	501,446
4.65%, 07/01/26 (Call 04/01/26)	225	241,092
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	536	548,473
3.70%, 01/15/23 (Call 10/15/22)	568	590,277
3.90%, 01/15/25 (Call 10/15/24)	376	410,968
4.30%, 03/04/24 (Call 12/04/23)	500	541,745
4.50%, 11/15/23 (Call 08/15/23)	463	499,619
4.55%, 06/24/24 (Call 03/24/24)	566	622,974
		52,335,881
	Par
Security	(000)	Value

Real Estate — 0.8%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(e)	$800	$771,472
7.88%, (Call 07/31/24)(a)(e)(f)	300	283,761
8.38%, (Call 12/04/23)(a)(e)(f)	200	192,130
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)	400	414,720
AT Securities BV, 5.25%, (Call 07/21/23)(a)(e)(f)	250	261,500
Central Plaza Development Ltd.
3.85%, 07/14/25(e)	200	188,026
4.65%, 01/19/26(e)	400	388,120
5.75%, (Call 11/14/24)(a)(e)(f)	200	180,688
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/22)(e)	420	178,907
8.75%, 06/28/25 (Call 06/28/22)(e)	2,000	837,800
9.50%, 03/29/24 (Call 03/29/22)(e)	400	165,108
10.00%, 04/11/23 (Call 04/11/22)(e)	400	172,000
10.50%, 04/11/24 (Call 04/11/22)(e)	200	82,862
11.50%, 01/22/23(e)	400	173,340
12.00%, 01/22/24 (Call 01/22/22)(e)	800	333,480
China Overseas Finance Cayman V Ltd., Series A, 3.95%,11/15/22(e)	800	827,504
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(e)	200	224,064
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23	800	839,792
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(e)(f)	400	416,432
3.75%, 08/26/24(e)	600	640,554
China SCE Group Holdings Ltd.
7.00%, 05/02/25(e)	200	191,758
7.25%, 04/19/23 (Call 07/19/22)(e)	400	402,584
7.38%, 04/09/24 (Call 04/09/22)(e)	400	400,796
Chouzhou International Investment Ltd., 4.00%, 02/18/25(e)	600	611,514
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25(e)	400	408,388
6.00%, 07/16/25 (Call 01/16/23)(e)	400	408,480
6.45%, 11/07/24 (Call 11/07/22)(e)	200	206,928
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25(e)	200	195,124
4.20%, 02/06/26(e)	800	812,328
4.75%, 01/17/23 (Call 01/17/22)(e)	200	202,770
5.13%, 01/17/25 (Call 01/17/22)(e)	600	608,238
5.40%, 05/27/25 (Call 05/27/23)(e)	400	418,180
6.15%, 09/17/25 (Call 09/17/23)(e)	400	429,180
6.50%, 04/08/24 (Call 04/08/22)(e)	400	417,440
7.25%, 04/08/26 (Call 04/08/23)(e)	200	216,134
8.00%, 01/27/24 (Call 09/27/21)(e)	700	729,799
CPI Property Group SA, 4.75%, 03/08/23(e)	200	212,676
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(e)	400	415,392
6.88%, 03/21/23(e)	450	467,424
DIFC Sukuk Ltd., 4.33%, 11/12/24(e)	600	645,720
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 11/17/21)(e)	400	291,980
8.13%, 02/27/23 (Call 02/27/22)(e)	600	453,000
11.75%, 08/02/23(e)	200	149,854
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(e)(f)	400	409,080
EMG Sukuk Ltd., 4.56%, 06/18/24(e)	600	639,384
Esic Sukuk Ltd., 3.94%, 07/30/24(e)	400	417,488

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/21)(b)	$275	$288,280
Franshion Brilliant Ltd.
3.20%, 04/09/26(e)	400	401,232
4.00%, (Call 01/03/23)(a)(e)(f)	200	200,674
GLP Pte Ltd., 3.88%, 06/04/25(e)	400	424,160
Greenland Global Investment Ltd.
6.25%, 12/16/22 (Call 12/16/21)(e)	200	188,306
6.75%, 09/26/23(e)	400	323,120
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/21)(b)	40	40,946
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(e)	400	414,584
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/22)(e)	600	469,338
9.75%, 09/28/23 (Call 09/28/22)(e)	200	163,818
9.95%, 07/23/25 (Call 01/23/23)(e)	800	602,352
10.50%, 01/15/25 (Call 01/15/23)(e)	500	390,160
10.88%, 07/23/23 (Call 07/23/22)(e)	400	339,772
11.25%, 04/16/25 (Call 04/16/23)(e)	500	390,695
11.50%, 01/30/23 (Call 08/30/21)(e)	400	343,616
11.70%, 11/11/25(e)	200	155,162
11.95%, 10/22/22 (Call 10/22/21)(e)	400	358,368
11.95%, 11/12/23 (Call 11/12/21)(e)	200	171,348
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(e)	450	433,548
6.00%, 09/15/22 (Call 08/16/21)(e)	200	201,218
7.88%, 09/01/23 (Call 09/01/21)(e)	200	201,098
Leading Affluence Ltd., 4.50%, 01/24/23(e)	200	207,862
MAF Global Securities Ltd.
4.75%, 05/07/24(e)	600	650,718
5.50%, (Call 09/07/22)(a)(e)(f)	200	204,674
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	206,534
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	300	326,388
Panther Ventures Ltd., 3.80%, (e)(f)	400	399,448
Poly Developments and Holdings Group Co. Ltd., 4.75%, 09/17/23(e)	200	212,032
Poly Real Estate Finance Ltd., 3.95%, 02/05/23(e)	400	412,532
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	205	213,200
7.63%, 06/15/25 (Call 06/15/22)(b)	310	334,372
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26(e)	200	196,410
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 08/30/21)(e)	400	388,396
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(e)	900	347,481
12.00%, 10/24/23 (Call 10/24/21)(e)	1,200	420,168
13.00%, 11/06/22 (Call 11/06/21)(e)	200	76,872
13.75%, 11/06/23 (Call 11/06/21)(e)	200	74,000
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 01/30/22)(e)	300	302,859
6.13%, 02/21/24 (Call 02/21/22)(e)	600	610,668
Shui On Development Holding Ltd.
5.75%, 11/12/23(e)	400	408,144
6.15%, 08/24/24(e)	600	615,000
Sinochem Offshore Capital Co. Ltd., 3.00%, (Call 10/29/23)(a)(e)(f)	400	403,180
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(e)	200	216,762
	Par
Security	(000)	Value

Real Estate (continued)
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(e)(f)	$200	$173,948
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26 (Call 02/05/26)(e)	400	392,476
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(e)	600	623,712
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(e)	200	182,102
6.50%, 07/09/23 (Call 07/09/22)(e)	700	675,955
6.50%, 01/10/25 (Call 01/10/23)(e)	600	544,056
6.50%, 01/26/26(e)	400	356,172
6.65%, 08/03/24 (Call 08/03/22)(e)	200	184,034
7.00%, 07/09/25 (Call 07/09/23)(e)	400	363,584
7.95%, 08/08/22 (Call 08/08/21)(e)	400	399,520
7.95%, 10/11/23 (Call 10/11/21)(e)	400	392,340
8.35%, 04/19/23 (Call 04/19/22)(e)	200	199,976
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(e)	600	655,134
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(e)	400	398,032
6.75%, 07/08/25 (Call 07/08/23)(e)	400	382,276
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(e)	200	208,598
4.15%, 04/18/23(e)	400	417,300
4.20%, 06/07/24(e)	200	214,150
5.35%, 03/11/24(e)	810	885,930
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(e)	200	193,842
Westwood Group Holdings Ltd., 2.80%, 01/20/26(e)	400	407,664
WeWork Companies Inc., 7.88%, 05/01/25(b)(d)	250	255,143
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(e)	400	412,208
2.50%, 09/16/24(e)	400	413,484
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(e)	200	200,342
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/21)(e)	300	236,346
7.38%, 01/13/26 (Call 01/13/24)(e)	400	276,904
8.30%, 05/27/25 (Call 11/27/22)(e)	400	298,472
8.38%, 10/30/24 (Call 10/30/22)(e)	200	156,006
8.50%, 02/04/23 (Call 02/04/22)(e)	200	174,844
8.50%, 02/26/24 (Call 02/26/22)(e)	400	326,180
		43,064,124
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	267	291,700
3.80%, 04/15/26 (Call 02/15/26)	4	4,496
4.30%, 01/15/26 (Call 10/15/25)	110	124,556
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	78	81,643
4.13%, 07/01/24 (Call 04/01/24)	270	294,295
American Tower Corp.
0.60%, 01/15/24	1,140	1,139,704
1.30%, 09/15/25 (Call 08/15/25)	135	136,150
1.60%, 04/15/26 (Call 03/15/26)	1,747	1,775,039
2.40%, 03/15/25 (Call 02/15/25)	323	338,452
2.95%, 01/15/25 (Call 12/15/24)	437	465,724
3.00%, 06/15/23	398	416,543
3.38%, 05/15/24 (Call 04/15/24)	502	536,884
3.50%, 01/31/23	755	790,100
4.00%, 06/01/25 (Call 03/01/25)	106	116,770
5.00%, 02/15/24	589	651,811

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	$401	$439,111
3.50%, 11/15/24 (Call 08/15/24)	275	298,169
4.20%, 12/15/23 (Call 09/16/23)(d)	124	133,798
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	206	215,727
3.20%, 01/15/25 (Call 10/15/24)	845	906,457
3.80%, 02/01/24 (Call 11/01/23)	441	471,632
3.85%, 02/01/23 (Call 11/01/22)	981	1,021,584
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	14	14,623
4.10%, 10/01/24 (Call 07/01/24)	155	167,783
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	378	397,255
3.65%, 06/15/24 (Call 04/15/24)	205	220,676
3.85%, 02/01/25 (Call 11/01/24)	260	283,712
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(b)	500	520,075
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	121	124,533
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	969	1,024,369
Columbia Property Trust Operating Partnership LP, 4.15%,
04/01/25 (Call 01/01/25)	117	126,812
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	500	517,910
5.00%, 07/01/25 (Call 04/01/25)	25	28,289
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,000	987,130
1.35%, 07/15/25 (Call 06/15/25)	160	161,926
3.15%, 07/15/23 (Call 06/15/23)	541	567,942
3.20%, 09/01/24 (Call 07/01/24)	525	560,910
3.70%, 06/15/26 (Call 03/15/26)	300	332,403
4.45%, 02/15/26 (Call 11/15/25)	100	113,392
CubeSmart LP
4.00%, 11/15/25 (Call 08/15/25)	72	79,934
4.38%, 12/15/23 (Call 09/15/23)	98	105,738
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24
(Call 10/15/24)	826	871,124
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	104	118,687
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	125	129,650
9.75%, 06/15/25 (Call 06/15/22)	460	507,743
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	202	219,614
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	210	224,358
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,030	1,028,568
1.25%, 07/15/25 (Call 06/15/25)	55	55,393
1.45%, 05/15/26 (Call 04/15/26)	1,175	1,183,977
2.63%, 11/18/24 (Call 10/18/24)	392	413,309
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	150	155,868
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	272	283,215
3.50%, 04/01/25 (Call 01/01/25)	135	146,763
3.88%, 05/01/24 (Call 02/01/24)	25	26,941
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	30	32,169
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/22)	200	204,252

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 08/30/21)	$150	$139,652
5.88%, 10/15/24 (Call 10/15/21)(d)	50	44,207
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	675	715,243
5.25%, 06/01/25 (Call 03/01/25)	615	694,021
5.38%, 11/01/23 (Call 08/01/23)	482	525,308
5.38%, 04/15/26 (Call 01/15/26)	700	809,830
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	465	469,748
6.00%, 04/15/25 (Call 04/15/22)(b)	180	189,095
Healthpeak Properties Inc., 4.00%, 06/01/25
(Call 03/01/25)	150	166,364
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	270	288,166
Series D, 3.75%, 10/15/23 (Call 07/15/23)	421	443,616
Series F, 4.50%, 02/01/26 (Call 11/01/25)	430	478,035
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	250	259,815
4.75%, 10/01/24 (Call 07/01/24)	358	379,369
5.50%, 02/15/26 (Call 08/15/22)	200	209,560
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	300	321,963
3.80%, 01/15/23 (Call 10/15/22)	65	67,521
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	448	469,607
3.13%, 06/01/23 (Call 03/01/23)	170	177,120
3.30%, 02/01/25 (Call 12/01/24)	117	126,328
3.40%, 11/01/22 (Call 09/01/22)	189	195,160
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25 (Call 10/01/21)(b)	175	177,629
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(b)	375	399,026
5.63%, 05/01/24 (Call 02/01/24)	515	558,281
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/13/24)	60	64,764
4.30%, 10/15/23 (Call 07/15/23)	252	270,285
National Retail Properties Inc., 3.90%, 06/15/24
(Call 03/15/24)	339	366,466
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/22)(b)	275	275,234
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	10	10,722
4.50%, 02/01/25 (Call 11/01/24)	360	390,722
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	296	315,397
4.50%, 01/15/25 (Call 10/15/24)	63	69,178
4.95%, 04/01/24 (Call 01/01/24)	105	114,598
5.25%, 01/15/26 (Call 10/15/25)	560	642,398
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25
(Call 06/01/22)(b)	275	298,004
Piedmont Operating Partnership LP, 3.40%, 06/01/23
(Call 03/01/23)	14	14,569
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	10	9,985
2.37%, 09/15/22 (Call 08/15/22)(d)	849	867,839
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	675	667,906

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.88%, 07/15/24 (Call 04/15/24)	$104	$112,799
3.88%, 04/15/25 (Call 02/15/25)	53	58,710
4.65%, 08/01/23 (Call 05/01/23)	295	316,709
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	240	243,113
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	458	502,188
SBA Communications Corp., 4.88%, 09/01/24
(Call 09/01/21)	466	472,198
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	100	107,852
3.50%, 02/12/25 (Call 11/12/24)(b)	322	347,663
3.63%, 01/28/26 (Call 12/28/25)(b)	300	329,649
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	390	393,151
4.50%, 06/15/23 (Call 12/15/22)	255	260,890
4.50%, 03/15/25 (Call 09/15/24)	180	179,465
4.65%, 03/15/24 (Call 09/15/23)	255	259,389
5.00%, 08/15/22 (Call 02/15/22)	379	383,631
5.25%, 02/15/26 (Call 08/15/25)	175	176,803
7.50%, 09/15/25 (Call 06/15/25)	375	422,801
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	899	933,746
2.75%, 02/01/23 (Call 11/01/22)	270	278,059
2.75%, 06/01/23 (Call 03/01/23)	299	309,994
3.30%, 01/15/26 (Call 10/15/25)	600	654,912
3.38%, 10/01/24 (Call 07/01/24)	347	374,285
3.50%, 09/01/25 (Call 06/01/25)	425	466,216
3.75%, 02/01/24 (Call 11/01/23)	263	281,613
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	362	385,277
4.25%, 02/01/26 (Call 11/01/25)	200	218,830
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	535	550,740
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	45	45,734
4.75%, 03/15/25 (Call 09/15/24)	250	265,010
5.50%, 11/01/23 (Call 08/01/23)(b)	170	178,553
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(e)	400	442,508
5.25%, 01/30/26 (Call 10/30/25)(e)	200	225,104
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(b)	290	298,375
7.88%, 02/15/25 (Call 02/15/22)(b)	1,045	1,113,207
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	200	211,122
3.13%, 06/15/23 (Call 03/15/23)(d)	348	362,150
3.50%, 04/15/24 (Call 03/15/24)	537	573,833
3.50%, 02/01/25 (Call 11/01/24)	69	74,679
3.75%, 05/01/24 (Call 02/01/24)	292	313,398
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	420	457,061
4.63%, 11/01/25 (Call 09/01/25)	200	227,648
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25
(Call 02/15/22)(b)	330	337,372
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,000	1,025,600
3.50%, 01/15/25 (Call 11/15/24)	60	64,127
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	15	15,594
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.75%, 09/17/24 (Call 06/17/24)(b)	560	600,975

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	$720	$772,042
4.00%, 06/01/25 (Call 03/01/25)	704	779,159
4.50%, 01/15/24 (Call 10/15/23)	168	182,278
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	56	61,186
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	205	218,516
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(e)	400	404,824
		53,540,857
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25
(Call 04/15/22)(b)	305	322,114
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	2,970	2,971,723
0.80%, 02/10/24 (Call 02/10/23)(b)	2,470	2,469,852
0.95%, 02/10/26 (Call 01/10/26)(b)	1,315	1,301,705
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	180	169,846
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 07/15/22)(b)	200	221,142
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	383	412,277
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	202	207,781
3.13%, 07/15/23 (Call 04/15/23)	83	86,759
3.13%, 04/18/24 (Call 03/18/24)	552	587,322
3.13%, 04/21/26 (Call 01/21/26)	100	109,383
3.25%, 04/15/25 (Call 01/15/25)	69	74,526
3.63%, 04/15/25 (Call 03/15/25)	485	531,303
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	145	149,562
Brinker International Inc.
3.88%, 05/15/23	150	154,784
5.00%, 10/01/24 (Call 07/01/24)(b)	150	159,191
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	82	82,205
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(b)	245	254,531
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(b)	300	300,039
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	366	387,821
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	250	264,782
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	535	556,737
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	967	1,019,334
4.00%, 05/15/25 (Call 03/15/25)	250	276,160
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/22)(b)	250	256,547
8.50%, 10/30/25 (Call 10/30/21)(b)	200	209,602
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26
(Call 04/01/23)(b)	285	281,532
Gap Inc. (The)
8.38%, 05/15/23(b)	230	257,402
8.63%, 05/15/25 (Call 05/15/22)(b)	375	409,830
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	540	541,544
8.75%, 10/01/25 (Call 10/01/21)(b)(d)	275	289,602
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(b)(d)	145	154,817
Haidilao International Holding Ltd., 2.15%, 01/14/26(e)	400	390,320
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	574	594,188
3.35%, 09/15/25 (Call 06/15/25)	269	295,765
3.75%, 02/15/24 (Call 11/15/23)	601	647,103
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(b)	200	206,540
7.00%, 06/15/25 (Call 06/15/22)(b)	325	347,626

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(e)(f)	$200	$199,506
L Brands Inc.
5.63%, 10/15/23	250	274,062
9.38%, 07/01/25(b)	250	324,332
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/21)(b)	150	153,938
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	540	578,745
3.38%, 09/15/25 (Call 06/15/25)	186	203,897
3.88%, 09/15/23 (Call 06/15/23)	81	86,258
4.00%, 04/15/25 (Call 03/15/25)	1,255	1,390,804
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%,
02/15/26 (Call 02/15/23)(b)	325	339,050
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	600	653,928
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	270	272,538
3.63%, 06/01/24 (Call 03/01/24)(d)	281	288,115
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	380	388,835
3.25%, 06/10/24	37	39,749
3.30%, 07/01/25 (Call 06/15/25)	669	728,474
3.35%, 04/01/23 (Call 03/01/23)	986	1,031,977
3.38%, 05/26/25 (Call 02/26/25)	408	443,998
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%,
04/01/26 (Call 04/01/23)(b)	510	544,328
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	8	8,220
3.85%, 06/15/23 (Call 03/15/23)	16	16,880
Party City Holdings Inc., 8.75%, 02/15/26
(Call 08/15/23)(b)	355	376,094
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/22)	270	278,402
QVC Inc.
4.38%, 03/15/23	366	384,256
4.45%, 02/15/25 (Call 11/15/24)	277	297,082
4.85%, 04/01/24	354	383,658
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(b)	275	276,031
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	741	835,359
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)	400	431,876
Sally Holdings LLC/Sally Capital Inc., 8.75%, 04/30/25
(Call 04/30/22)(b)	80	87,203
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%,
11/28/25 (Call 11/28/22)(b)	175	181,148
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	900	913,815
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	674	701,600
3.80%, 08/15/25 (Call 06/15/25)	561	623,120
3.85%, 10/01/23 (Call 07/01/23)	531	565,637
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,291	1,360,314
3.50%, 07/01/24	635	690,493
TJX Companies Inc. (The), 2.50%, 05/15/23
(Call 02/15/23)	124	128,199
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 10/15/21)(b)	100	109,559
Walgreen Co., 3.10%, 09/15/22	359	369,924
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	300	328,746
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	310	318,584
2.55%, 04/11/23 (Call 01/11/23)	836	864,457

	Par
Security	(000)	Value

Retail (continued)
2.65%, 12/15/24 (Call 10/15/24)	$1,065	$1,136,749
2.85%, 07/08/24 (Call 06/08/24)	757	807,984
3.30%, 04/22/24 (Call 01/22/24)	485	519,275
3.40%, 06/26/23 (Call 05/26/23)	1,368	1,444,731
3.55%, 06/26/25 (Call 04/26/25)	225	248,758
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/22),
(9.00% PIK)(b)(g)	140	144,952
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	195	206,175
7.75%, 04/01/25 (Call 04/01/22)(b)	295	319,243
		41,254,355
Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	250	250,063
2.00%, 01/27/23(b)	1,050	1,076,376
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	335	351,217
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	245	262,197
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	742	767,428
		2,707,281
Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	157,017
Altera Corp., 4.10%, 11/15/23	55	59,597
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	214,374
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	5	5,198
2.95%, 04/01/25 (Call 03/01/25)	116	124,496
3.13%, 12/05/23 (Call 10/05/23)	566	598,341
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	50	56,000
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	529	564,972
3.63%, 01/15/24 (Call 11/15/23)	729	777,289
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	885	951,295
3.63%, 10/15/24 (Call 09/15/24)	1,282	1,390,803
4.70%, 04/15/25 (Call 03/15/25)	413	464,584
Intel Corp.
2.70%, 12/15/22	470	485,844
2.88%, 05/11/24 (Call 03/11/24)	769	816,516
3.40%, 03/25/25 (Call 02/25/25)	1,725	1,882,975
3.70%, 07/29/25 (Call 04/29/25)	151	166,790
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	811	905,700
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	21	23,149
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	940	948,122
4.20%, 06/22/23 (Call 05/22/23)(b)	323	342,648
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)	25	25,999
Microchip Technology Inc.
0.98%, 09/01/24(b)	879	877,260
2.67%, 09/01/23	299	310,775
4.25%, 09/01/25 (Call 09/01/22)	550	578,198
4.33%, 06/01/23 (Call 05/01/23)	447	475,219
Micron Technology Inc.
2.50%, 04/24/23	535	552,457
4.64%, 02/06/24 (Call 01/06/24)	445	486,296
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/22)	640	642,477
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	210	217,344

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.63%, 06/01/23(b)	$285	$305,415
4.88%, 03/01/24 (Call 02/01/24)(b)	682	749,893
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%,
05/01/25 (Call 04/01/25)(b)	190	200,990
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	618	638,431
2.90%, 05/20/24 (Call 03/20/24)	730	776,362
3.45%, 05/20/25 (Call 02/20/25)	423	462,796
SK Hynix Inc.
1.00%, 01/19/24(e)	200	199,456
1.50%, 01/19/26(e)	400	398,256
3.00%, 09/17/24(e)	600	633,216
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	35	35,633
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	409	418,898
2.25%, 05/01/23 (Call 02/01/23)	17	17,500
2.63%, 05/15/24 (Call 03/15/24)	182	192,019
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)	1,200	1,184,544
1.25%, 04/23/26 (Call 03/23/26)(e)	200	200,266
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	411	435,413
		21,950,823
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)	136	148,950

Software — 0.6%
Adobe Inc.
1.70%, 02/01/23	672	686,556
1.90%, 02/01/25 (Call 01/01/25)	767	799,429
3.25%, 02/01/25 (Call 11/01/24)	175	189,487
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/21)(b)	300	305,811
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	14	14,475
Blackboard Inc., 10.38%, 11/15/24 (Call 08/30/21)(b)(d)	100	105,579
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	300	319,977
9.13%, 03/01/26 (Call 09/01/21)(b)	150	157,158
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/21)(b)	244	248,399
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%,
01/31/26 (Call 07/31/22)(b)	125	131,735
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	38	41,806
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	246	271,085
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(b)	550	557,436
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	285	283,717
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	100	115,713
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	200	228,186
Fidelity National Information Services Inc.
0.38%, 03/01/23	792	792,071
0.60%, 03/01/24	440	440,053
1.15%, 03/01/26 (Call 02/01/26)	940	940,282
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	1,006	1,065,113
3.50%, 10/01/22 (Call 07/01/22)	480	493,915
3.80%, 10/01/23 (Call 09/01/23)	1,040	1,111,542
3.85%, 06/01/25 (Call 03/01/25)	208	229,204
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	313	321,169

	Par
Security	(000)	Value

Software (continued)
Intuit Inc.
0.65%, 07/15/23	$1,175	$1,182,567
0.95%, 07/15/25 (Call 06/15/25)	1,218	1,226,855
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,265	1,306,075
2.13%, 11/15/22	330	338,118
2.38%, 05/01/23 (Call 02/01/23)	538	555,189
2.65%, 11/03/22 (Call 09/03/22)	555	570,007
2.70%, 02/12/25 (Call 11/12/24)	390	417,323
2.88%, 02/06/24 (Call 12/06/23)	1,018	1,077,319
3.13%, 11/03/25 (Call 08/03/25)	1,735	1,899,547
3.63%, 12/15/23 (Call 09/15/23)	887	950,066
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,065	1,085,512
2.40%, 09/15/23 (Call 07/15/23)	1,109	1,148,769
2.50%, 10/15/22	1,136	1,165,070
2.50%, 04/01/25 (Call 03/01/25)	1,695	1,784,276
2.63%, 02/15/23 (Call 01/15/23)	1,374	1,417,913
2.95%, 11/15/24 (Call 09/15/24)	696	742,451
2.95%, 05/15/25 (Call 02/15/25)	207	220,989
3.40%, 07/08/24 (Call 04/08/24)	1,604	1,718,461
3.63%, 07/15/23	336	356,140
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(b)	250	256,935
Roper Technologies Inc.
0.45%, 08/15/22	205	205,213
1.00%, 09/15/25 (Call 08/15/25)	400	399,980
2.35%, 09/15/24 (Call 08/15/24)	317	332,038
3.13%, 11/15/22 (Call 08/15/22)	156	160,468
3.65%, 09/15/23 (Call 08/15/23)	852	907,082
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	661	692,675
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(b)	825	855,970
10.50%, 02/01/24 (Call 02/01/22)(b)	400	408,084
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	990	1,014,304
4.50%, 05/15/25 (Call 04/15/25)	72	80,656
		34,325,950
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(e)	600	643,530
LBC Tank Terminals Holding Netherlands BV, 6.88%,
05/15/23 (Call 08/30/21)(b)	200	199,898
		843,428
Telecommunications — 1.0%
Altice France SA/France, 7.38%, 05/01/26
(Call 05/01/22)(b)	1,000	1,039,670
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	2,330	2,365,742
2.63%, 12/01/22 (Call 09/01/22)	479	491,095
3.40%, 05/15/25 (Call 02/15/25)	1,246	1,359,124
3.88%, 01/15/26 (Call 10/15/25)	200	223,398
3.90%, 03/11/24 (Call 12/11/23)	99	106,640
3.95%, 01/15/25 (Call 10/15/24)(d)	297	328,262
4.05%, 12/15/23	284	307,600
4.13%, 02/17/26 (Call 11/17/25)	210	236,492
4.45%, 04/01/24 (Call 01/01/24)	1,456	1,588,583
Axiata SPV2 Bhd, 4.36%, 03/24/26(e)	400	451,716
Bell Canada, Series US-3, 0.75%, 03/17/24	345	347,084
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(e)	450	476,100

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
5.35%, 05/20/24(e)	$450	$494,303
Bharti Airtel Ltd., 4.38%, 06/10/25(e)	400	437,348
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	225	244,377
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(b)	300	306,642
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	563	584,067
2.60%, 02/28/23	15	15,570
3.50%, 06/15/25	10	11,066
3.63%, 03/04/24	576	623,261
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(b)	525	540,288
6.00%, 03/01/26 (Call 03/01/22)(b)	700	733,404
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 06/15/22)(b)	608	617,296
Deutsche Telekom International Finance BV, 2.49%,
09/19/23 (Call 07/19/23)(b)	200	207,766
Digicel International Finance Ltd./Digicel international
Holdings Ltd.
8.75%, 05/25/24 (Call 08/16/21)(e)	250	260,120
8.75%, 05/25/24 (Call 05/27/22)(d)(e)	200	207,814
Digicel Ltd., 6.75%, 03/01/23 (Call 08/16/21)(e)	400	377,736
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/22)(b)	200	204,004
Empresa Nacional de Telecomunicaciones SA, 4.88%,
10/30/24 (Call 07/30/24)(e)	400	427,132
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(b)	150	149,945
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(e)	300	323,007
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	200	213,394
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	405	393,822
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	275	275,844
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(e)	200	211,820
Koninklijke KPN NV, 7.00%, 03/28/73
(Call 03/28/23)(a)(b)(d)	200	215,398
KT Corp., 1.00%, 09/01/25(e)	400	398,624
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/01/22)	300	306,930
Ligado Networks LLC, 15.50%, 11/01/23,
(15.50% PIK)(b)(g)	1,594	1,514,291
Ligado Networks LLC (17.50% PIK), 17.50%,
05/01/24(b)(d)(g)	400	304,460
Lumen Technologies Inc.
5.63%, 04/01/25 (Call 01/01/25)	365	398,204
Series T, 5.80%, 03/15/22	400	410,684
Series W, 6.75%, 12/01/23	350	386,985
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	464	521,671
Motorola Solutions Inc., 4.00%, 09/01/24	244	266,992
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(e)	400	423,676
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	1,000	1,009,690
Network i2i Ltd., 5.65%, (Call 01/11/25)(a)(e)(f)	400	419,784
Nokia OYJ, 3.38%, 06/12/22	179	183,266
NTT Finance Corp.
0.37%, 03/03/23(b)	710	710,206
0.58%, 03/01/24(b)	835	835,493
1.16%, 04/03/26 (Call 03/03/26)(b)	1,385	1,389,986
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	500	520,290
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(e)	200	211,992
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(e)	200	208,692
Qwest Corp., 7.25%, 09/15/25	225	265,860
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	457	472,735
3.63%, 12/15/25 (Call 09/15/25)	270	298,507

	Par
Security	(000)	Value

Telecommunications (continued)
4.10%, 10/01/23 (Call 07/01/23)	$358	$382,161
SES SA, 3.60%, 04/04/23(b)	32	33,418
Sprint Communications Inc.
6.00%, 11/15/22	1,030	1,089,956
9.25%, 04/15/22	75	79,269
11.50%, 11/15/21	150	154,563
Sprint Corp.
7.13%, 06/15/24	1,121	1,289,116
7.25%, 09/15/21	150	151,125
7.63%, 02/15/25 (Call 11/15/24)	711	838,944
7.63%, 03/01/26 (Call 11/01/25)	700	854,728
7.88%, 09/15/23	1,961	2,219,381
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(b)	188	200,364
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	750	813,570
Telefonica Emisiones SA, 4.57%, 04/27/23	200	213,602
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	35	37,670
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	650	657,885
2.25%, 02/15/26 (Call 02/15/23)(b)	380	384,115
2.63%, 04/15/26 (Call 04/15/23)	535	547,899
3.50%, 04/15/25 (Call 03/15/25)	1,821	1,977,788
4.00%, 04/15/22 (Call 03/16/22)	225	228,998
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25
(Call 11/12/23)(e)	400	426,136
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26(e)	400	404,168
Trilogy International South Pacific LLC/TISP Finance Inc.,
8.88%, 05/15/23 (Call 08/30/21)(b)(d)	163	161,772
Turk Telekomunikasyon AS
4.88%, 06/19/24(e)	300	313,926
6.88%, 02/28/25(e)	200	221,006
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(e)	200	215,518
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(b)	800	842,088
4.95%, 06/16/24 (Call 03/16/24)(e)	300	322,920
5.95%, 02/13/23(e)	600	638,910
7.25%, 04/26/23 (Call 01/26/23)(e)	400	431,608
Verizon Communications Inc.
0.75%, 03/22/24	1,104	1,109,023
0.85%, 11/20/25 (Call 10/20/25)	4,935	4,907,956
1.45%, 03/20/26 (Call 02/20/26)	1,410	1,430,896
3.38%, 02/15/25	1,127	1,226,661
3.50%, 11/01/24 (Call 08/01/24)	640	693,510
4.15%, 03/15/24 (Call 12/15/23)	305	331,276
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/21)(b)	400	406,672
Vodafone Group PLC, 4.13%, 05/30/25	248	277,182
		55,371,728
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance
LLC, 7.50%, 05/01/25 (Call 05/01/22)(e)	200	187,602
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	628	654,257
		841,859
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	102	104,723
3.00%, 11/19/24 (Call 10/19/24)	477	507,251

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies (continued)
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(d)	$166	$168,990
3.38%, 04/01/26 (Call 04/01/23)(b)	310	322,382
		1,103,346
Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 07/15/22)(b)	275	254,488
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	93	100,573
3.88%, 09/28/25 (Call 06/28/25)(b)	110	121,426
BPHL Capital Management Ltd., 5.95%, 02/27/23(e)	200	180,044
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	462	478,978
3.00%, 04/01/25 (Call 01/01/25)	400	432,280
3.05%, 09/01/22 (Call 06/01/22)	387	395,796
3.40%, 09/01/24 (Call 12/01/23)	196	211,941
3.65%, 09/01/25 (Call 06/01/25)	325	360,048
3.75%, 04/01/24 (Call 01/01/24)	680	733,713
3.85%, 09/01/23 (Call 06/01/23)	606	645,148
7.00%, 12/15/25	500	627,940
Canadian National Railway Co., 2.95%, 11/21/24
(Call 08/21/24)	18	19,224
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	691	735,466
4.45%, 03/15/23 (Call 12/15/22)	48	50,605
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(e)	200	207,306
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(e)(f)	400	414,580
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	353	380,523
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	1,000	999,160
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(e)	200	212,126
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	70	71,781
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	358,124
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23
(Call 08/30/21)(b)	165	165,056
Navios South American Logistics Inc./Navios Logistics
Finance US Inc., 10.75%, 07/01/25 (Call 08/01/22)(e)	200	217,860
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	372	383,800
3.65%, 08/01/25 (Call 06/01/25)	190	209,201
3.85%, 01/15/24 (Call 10/15/23)	132	141,416
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(e)	600	654,852
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(e)	200	212,374
4.88%, 10/01/24(e)	200	220,802
Rumo Luxembourg Sarl, 5.88%, 01/18/25
(Call 01/18/22)(e)	200	208,680
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	239	244,098
2.50%, 09/01/24 (Call 08/01/24)	354	371,105
3.40%, 03/01/23 (Call 02/01/23)	366	381,939
3.65%, 03/18/24 (Call 02/18/24)	438	471,091
3.75%, 06/09/23 (Call 05/09/23)	325	343,895
3.88%, 12/01/23 (Call 11/01/23)	441	473,396
4.63%, 06/01/25 (Call 05/01/25)	314	354,515
Seaspan Corp., 6.50%, 04/29/26 (Call 04/29/25)	200	214,320
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/21)(b)	114	117,760
Ukraine Railways Via Rail Capital Markets PLC, 8.25%,
07/09/24(e)	200	208,854

	Par
Security	(000)	Value

Transportation (continued)
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	$89	$92,013
2.95%, 01/15/23 (Call 10/15/22)	100	103,061
3.15%, 03/01/24 (Call 02/01/24)	472	503,209
3.25%, 01/15/25 (Call 10/15/24)	123	132,860
3.25%, 08/15/25 (Call 05/15/25)	131	142,782
3.50%, 06/08/23 (Call 05/08/23)	820	865,797
3.65%, 02/15/24 (Call 11/15/23)	482	516,082
3.75%, 03/15/24 (Call 12/15/23)	256	275,308
3.75%, 07/15/25 (Call 05/15/25)	165	183,153
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	813	852,536
2.45%, 10/01/22	859	880,896
2.50%, 04/01/23 (Call 03/01/23)	610	631,149
2.80%, 11/15/24 (Call 09/15/24)	105	112,431
3.90%, 04/01/25 (Call 03/01/25)	600	664,422
Western Global Airlines LLC, 10.38%, 08/15/25
(Call 08/15/22)(b)	150	169,503
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	262	262,927
6.25%, 05/01/25 (Call 05/01/22)(b)	545	578,605
6.75%, 08/15/24 (Call 08/15/21)(b)	502	520,699
		21,073,717
Trucking & Leasing — 0.1%
CMB International Leasing Management Ltd.
1.88%, 08/12/25(e)	400	399,944
3.00%, 07/03/24(e)	400	415,200
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	400	399,568
4.50%, 08/01/22 (Call 08/01/21)(e)	375	375,000
5.00%, 08/01/24 (Call 08/01/21)(d)(e)	600	615,000
Fortress Transportation & Infrastructure Investors LLC,
6.50%, 10/01/25 (Call 10/01/21)(b)	415	430,334
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	123	132,164
4.35%, 02/15/24 (Call 01/15/24)	259	281,479
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	600	598,356
1.70%, 06/15/26 (Call 05/15/26)(b)	325	329,400
2.70%, 03/14/23 (Call 02/14/23)(b)	772	796,959
2.70%, 11/01/24 (Call 10/01/24)(b)	329	346,710
3.45%, 07/01/24 (Call 06/01/24)(b)	239	256,050
3.90%, 02/01/24 (Call 01/01/24)(b)	765	821,411
3.95%, 03/10/25 (Call 01/10/25)(b)	200	219,396
4.00%, 07/15/25 (Call 06/15/25)(b)	37	40,971
4.13%, 08/01/23 (Call 07/01/23)(b)	463	493,197
4.25%, 01/17/23(b)	230	242,135
4.45%, 01/29/26 (Call 11/29/25)(b)	314	354,889
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23
(Call 06/15/23)(b)	260	276,234
		7,824,397
Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23
(Call 02/01/22)(e)	300	167,313
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	598	652,585
3.85%, 03/01/24 (Call 12/01/23)	324	348,767
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	255	277,035

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/23)(b)	$200	$209,688
		1,655,388
Total Corporate Bonds & Notes — 36.6%
(Cost: $2,021,133,851)		2,059,458,685

Foreign Government Obligations(j)

Angola — 0.0%
Angolan Government International Bond, 9.50%,
11/12/25(e)	700	772,667

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%,
03/18/24(e)	800	865,488
State Oil Co. of the Azerbaijan Republic, 4.75%,
03/13/23(e)	400	422,260
		1,287,748
Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 08/01/23(e)	600	642,108
7.00%, 01/26/26(e)	600	672,978
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(e)	600	633,720
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(e)	200	212,412
CBB International Sukuk Programme Co WLL, 6.25%,
11/14/24(e)	600	652,752
		2,813,970
Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%,
05/02/24(e)	400	372,676
Republic of Belarus International Bond
5.88%, 02/24/26(e)	200	186,504
6.88%, 02/28/23(e)	200	200,058
		759,238
Bermuda — 0.0%
Bermuda Government International Bond, 4.85%,
02/06/24(e)	500	550,595

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%,
10/29/22(e)	200	201,712

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social,
5.75%, 09/26/23(e)	400	441,940
Brazilian Government International Bond
2.63%, 01/05/23	1,400	1,442,700
2.88%, 06/06/25	800	826,848
4.25%, 01/07/25	1,600	1,733,408
6.00%, 04/07/26	1,000	1,169,650
8.75%, 02/04/25	300	372,765
8.88%, 04/15/24	429	528,695
		6,516,006
Canada — 0.8%
Canada Government International Bond
1.63%, 01/22/25	2,412	2,507,057
2.00%, 11/15/22	1,303	1,334,311
CDP Financial Inc.
0.88%, 06/10/25(b)	1,400	1,411,242

	Par
Security	(000)	Value

Canada (continued)
1.00%, 04/17/23(b)	$1,000	$1,012,580
CPPIB Capital Inc., 1.25%, 03/04/25(b)	1,000	1,023,900
Export Development Canada
1.38%, 02/24/23	1,425	1,451,434
2.50%, 01/24/23	560	579,219
2.63%, 02/21/24	765	809,477
2.75%, 03/15/23	250	260,137
Hydro-Quebec, Series IO, 8.05%, 07/07/24	580	701,910
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	527,515
Ontario Teachers’ Finance Trust
1.38%, 04/15/25(b)	500	512,440
2.13%, 09/19/22(b)	1,260	1,287,304
Province of Alberta Canada
1.00%, 05/20/25	1,307	1,322,880
1.88%, 11/13/24	975	1,016,983
2.95%, 01/23/24	1,030	1,094,921
3.35%, 11/01/23	671	715,655
Province of British Columbia Canada
2.00%, 10/23/22	1,617	1,652,720
2.25%, 06/02/26(d)	1,005	1,074,968
Series 10, 1.75%, 09/27/24	1,500	1,559,670
Province of Manitoba Canada
2.10%, 09/06/22	515	525,496
3.05%, 05/14/24	267	285,458
Series GX, 2.60%, 04/16/24	505	534,103
Province of New Brunswick Canada, 2.50%, 12/12/22	106	108,892
Province of Ontario Canada
0.63%, 01/21/26	1,000	994,920
1.05%, 04/14/26	500	505,875
1.75%, 01/24/23	200	204,504
2.20%, 10/03/22	579	592,531
2.30%, 06/15/26	1,000	1,069,740
2.50%, 04/27/26	765	825,022
3.05%, 01/29/24	1,897	2,022,619
3.20%, 05/16/24	2,121	2,282,429
3.40%, 10/17/23	1,252	1,336,573
Province of Quebec Canada
0.60%, 07/23/25	2,950	2,942,743
2.50%, 04/20/26	717	774,303
2.63%, 02/13/23	1,265	1,311,514
Series NN, 7.13%, 02/09/24	25	29,109
Series QO, 2.88%, 10/16/24	1,185	1,274,112
Series QW, 2.50%, 04/09/24(d)	1,200	1,266,672
Series QX, 1.50%, 02/11/25	1,476	1,523,084
PSP Capital Inc., 1.00%, 06/29/26(b)	250	252,553
		42,518,575
Chile — 0.0%
Chile Government International Bond
3.13%, 03/27/25	200	213,978
3.13%, 01/21/26	400	431,244
		645,222
China — 0.2%
China Development Bank, 1.00%, 10/27/25(e)	1,000	995,780
China Development Bank/Hong Kong, 0.63%, 01/12/24(e)	400	400,052
China Government International Bond
0.40%, 10/21/23(e)	1,500	1,501,050
0.55%, 10/21/25(e)	1,500	1,485,900
1.88%, 12/03/22(e)	800	816,776
1.95%, 12/03/24(e)	750	784,470

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

China (continued)
2.13%, 11/02/22(e)	$400	$409,024
3.25%, 10/19/23(e)	400	425,284
Export-Import Bank of China (The)
2.75%, 11/28/22(e)	1,000	1,029,050
2.88%, 04/26/26(e)	800	863,600
		8,710,986
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	1,100	1,117,875
4.00%, 02/26/24 (Call 11/26/23)	1,050	1,100,999
4.50%, 01/28/26 (Call 10/28/25)	200	217,310
8.13%, 05/21/24	310	362,058
		2,798,242
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%,
01/26/23(e)	800	817,000

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(e)	1,100	1,190,937
6.00%, 01/26/24(e)	400	452,084
		1,643,021
Denmark — 0.0%
Kommunekredit
0.63%, 06/10/25(e)	1,800	1,799,352
2.25%, 11/16/22(e)	400	410,564
		2,209,916
Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(e)	575	626,204
5.88%, 04/18/24(e)	200	211,696
6.88%, 01/29/26(e)	800	924,424
		1,762,324
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(e)	400	390,256
4.55%, 11/20/23(e)	200	207,144
5.25%, 10/06/25(e)	600	629,346
5.58%, 02/21/23(e)	600	628,320
5.75%, 05/29/24(e)	1,050	1,118,229
5.88%, 06/11/25(e)	200	212,512
6.20%, 03/01/24(e)	200	214,374
		3,400,181
El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(e)	400	359,008
7.75%, 01/24/23(e)	300	291,210
		650,218
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	125	156,834
Finnvera Oyj, 1.63%, 10/23/24(b)	960	993,437
Kuntarahoitus Oyj
2.50%, 11/15/23(b)	500	524,500
2.88%, 03/07/23(b)	400	416,908
		2,091,679
France — 0.2%
Caisse d’Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	2,000	2,004,440

	Par
Security	(000)	Value

France (continued)
0.38%, 09/23/25(b)	$2,000	$1,974,540
3.38%, 03/20/24(b)	5,000	5,392,700
SFIL SA, 0.63%, 02/09/26(e)	1,000	993,690
		10,365,370
Gabon — 0.0%
Gabon Government International Bond
6.38%, 12/12/24(e)	600	637,458
6.95%, 06/16/25	200	216,688
		854,146
Georgia — 0.0%
Georgia Government International Bond
2.75%, 04/22/26(b)	200	204,008
2.75%, 04/22/26(e)	300	306,012
		510,020
Germany — 0.1%
FMS Wertmanagement
2.00%, 08/01/22	745	758,820
2.75%, 03/06/23	580	603,490
2.75%, 01/30/24	1,510	1,600,615
Land Nordrhein Westfalen, 2.25%, 04/16/25(e)	3,000	3,179,910
State of North Rhine-Westphalia Germany, 1.50%,
02/13/23	1,000	1,019,670
		7,162,505
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(b)(k)	600	472,764
8.13%, 01/18/26(e)	200	212,334
		685,098
Guatemala — 0.0%
Guatemala Government Bond, 4.50%, 05/03/26(e)	400	436,472

Honduras — 0.0%
Honduras Government International Bond, 7.50%,
03/15/24(e)	200	214,208

Hong Kong — 0.0%
Airport Authority, 2.10%, (Call 03/08/26)(a)(e)(f)	600	604,650
Hong Kong Government International Bond
0.63%, 02/02/26(b)(d)	800	793,096
2.50%, 05/28/24(b)	200	211,256
		1,609,002
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	484,879
5.38%, 03/25/24	600	675,006
5.75%, 11/22/23	1,348	1,509,787
		2,669,672
India — 0.0%
Export-Import Bank of India
3.88%, 03/12/24(e)	200	213,238
4.00%, 01/14/23(e)	400	417,124
		630,362
Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	1,140	1,180,003
3.38%, 04/15/23(e)	646	676,853
4.13%, 01/15/25(e)	600	662,298
4.45%, 02/11/24	200	218,834
4.75%, 01/08/26(e)	1,000	1,145,360

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Indonesia (continued)
5.38%, 10/17/23(e)	$400	$442,180
5.88%, 01/15/24(e)	800	900,432
Lembaga Pembiayaan Ekspor Indonesia, 3.88%,
04/06/24(e)	200	214,088
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(e)	600	600,678
2.30%, 06/23/25(d)(e)	850	883,736
3.30%, 11/21/22(e)	200	207,068
3.75%, 03/01/23(e)	900	945,252
3.90%, 08/20/24(e)	800	870,400
4.33%, 05/28/25(e)	700	781,585
4.35%, 09/10/24(e)	400	441,380
4.55%, 03/29/26(e)	400	454,684
		10,624,831
Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(e)	500	507,600

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	421,564
Israel Government International Bond
2.88%, 03/16/26	400	431,940
3.15%, 06/30/23	500	526,340
		1,379,844
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,200	1,195,200
2.38%, 10/17/24	1,475	1,539,207
6.88%, 09/27/23	3,645	4,120,125
		6,854,532
Japan — 0.3%
Development Bank of Japan Inc.
1.88%, 10/02/24(e)	500	519,650
2.50%, 10/18/22	900	923,913
3.13%, 09/06/23(b)	985	1,040,426
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,006,050
0.63%, 07/15/25	1,000	995,100
1.75%, 01/23/23	1,900	1,941,572
1.75%, 10/17/24	250	259,210
2.38%, 11/16/22	910	934,870
2.50%, 05/23/24	1,750	1,848,157
2.50%, 05/28/25	4,000	4,267,880
3.00%, 05/29/24	500	535,170
3.25%, 07/20/23	655	692,047
3.38%, 10/31/23	400	426,452
Japan Finance Organization for Municipalities, 1.00%,
05/21/25(b)	500	503,855
		15,894,352
Jersey — 0.1%
IDB Trust Services Ltd.
1.81%, 02/26/25(e)	1,000	1,032,920
1.96%, 10/02/24(e)	500	517,725
2.84%, 04/25/24(e)	500	529,190
3.39%, 09/26/23(e)	500	530,405
		2,610,240

	Par
Security	(000)	Value

Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(e)	$200	$208,004
6.13%, 01/29/26(e)	600	650,424
		858,428
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(e)	1,445	1,575,946
5.13%, 07/21/25(e)	200	232,232
		1,808,178
Kenya — 0.0%
Republic of Kenya Government International Bond, 6.88%,
06/24/24(e)	900	989,721

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(e)(l)	1,300	163,462
6.10%, 10/04/22(e)(l)	150	18,764
6.20%, 02/26/25(e)(l)	200	25,142
6.25%, 11/04/24(e)(l)	100	12,245
6.25%, 06/12/25(e)(l)	200	24,776
6.40%, 05/26/23(l)	865	105,080
6.65%, 04/22/24(e)(l)	250	30,860
		380,329
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 1.26%, 03/31/26(e)	1,550	1,555,456

Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 03/09/23(e)	1,000	1,004,640
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(e)	852	916,488
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(e)	600	658,374
		2,579,502
Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	200	219,188
3.90%, 04/27/25 (Call 03/27/25)	500	554,540
4.00%, 10/02/23	728	785,949
4.13%, 01/21/26	1,000	1,128,150
8.00%, 09/24/22	300	326,163
		3,013,990
Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(e)	200	214,502
Mongolia Government International Bond
5.13%, 04/07/26(e)	400	422,128
5.63%, 05/01/23(e)	400	421,128
		1,057,758
Morocco — 0.0%
Morocco Government International Bond, 4.25%,
12/11/22(e)	420	440,005

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(e)	400	429,684

Nigeria — 0.0%
Nigeria Government International Bond
6.38%, 07/12/23(e)	200	213,436
7.63%, 11/21/25(e)	600	674,340
		887,776
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	1,000	988,060

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Norway (continued)
0.88%, 03/12/25(b)	$1,000	$1,010,750
2.00%, 06/19/24(b)	1,050	1,097,449
2.50%, 01/11/23(b)	350	361,578
2.75%, 02/05/24(b)	500	529,980
		3,987,817
Oman — 0.1%
Oman Government International Bond
4.13%, 01/17/23(e)	500	511,915
4.75%, 06/15/26(e)	1,000	1,035,220
4.88%, 02/01/25(e)	400	418,224
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(e)	900	935,217
5.93%, 10/31/25(e)	400	442,416
		3,342,992
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(b)	600	603,888
8.25%, 04/15/24(e)	400	432,280
8.25%, 09/30/25(e)	200	219,130
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%,
12/05/22(e)	400	410,748
		1,666,046
Panama — 0.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	700	760,382
3.75%, 04/17/26	600	648,702
4.00%, 09/22/24 (Call 06/24/24)	500	543,200
7.13%, 01/29/26	200	248,406
		2,200,690
Paraguay — 0.0%
Paraguay Government International Bond, 5.00%,
04/15/26(e)	200	225,632

Peru — 0.0%
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(e)	570	587,146
Peruvian Government International Bond, 7.35%,
07/21/25	800	975,288
		1,562,434
Philippines — 0.1%
Philippine Government International Bond, 4.20%,
01/21/24	2,250	2,449,462

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	2,483	2,590,539
4.00%, 01/22/24	251	272,714
		2,863,253
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(e)	1,600	1,749,904
3.38%, 03/14/24(e)	800	856,336
3.40%, 04/16/25(e)	1,200	1,305,912
3.88%, 04/23/23(e)	1,450	1,536,478
SoQ Sukuk A QSC, 3.24%, 01/18/23(e)	550	573,375
		6,022,005

	Par
Security	(000)	Value

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(e)	$800	$859,808
4.88%, 01/22/24(d)(e)	350	384,678
		1,244,486
Russia — 0.1%
Russian Foreign Bond-Eurobond
4.75%, 05/27/26(e)	1,600	1,822,432
4.88%, 09/16/23(e)	1,400	1,520,918
		3,343,350
Saudi Arabia — 0.1%
Saudi Government International Bond
2.88%, 03/04/23(e)	1,771	1,833,870
2.90%, 10/22/25(e)	1,000	1,071,080
4.00%, 04/17/25(e)	1,600	1,764,656
		4,669,606
Slovenia — 0.0%
Slovenia Government International Bond, 5.25%,
02/18/24(b)	600	672,072

South Africa — 0.0%
Republic of South Africa Government International Bond
4.67%, 01/17/24	200	215,202
4.88%, 04/14/26	600	654,042
5.88%, 09/16/25	800	906,192
		1,775,436
South Korea — 0.2%
Export-Import Bank of Korea
0.38%, 02/09/24	400	398,856
0.63%, 02/09/26	610	602,046
0.75%, 09/21/25	600	597,036
0.91%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	200	201,982
1.05%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	1,000	1,009,220
1.33%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(e)	600	610,194
1.88%, 02/12/25	600	621,456
2.88%, 01/21/25	600	641,616
3.00%, 11/01/22	400	413,128
4.00%, 01/14/24	200	217,166
Industrial Bank of Korea
1.04%, 06/22/25(e)	200	200,958
2.13%, 10/23/24(e)	400	418,716
Korea Development Bank (The)
0.40%, 06/19/24	1,000	996,720
0.50%, 10/27/23	400	400,464
1.25%, 06/03/25(e)	800	812,392
1.75%, 02/18/25	500	515,675
Korea Expressway Corp., 1.13%, 05/17/26(e)	400	400,636
Korea International Bond
2.00%, 06/19/24	600	625,512
3.88%, 09/11/23	200	214,500
Korea National Oil Corp.
0.88%, 10/05/25(d)(e)	1,000	991,610
1.25%, 04/07/26(e)	400	400,560
Korea Resources Corp., 1.75%, 04/15/26(e)	600	605,838
Suhyup Bank, 3.63%, 01/29/24(e)	200	213,704
		12,109,985
Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(e)	806	588,436
6.13%, 06/03/25(e)	600	384,108

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Sri Lanka (continued)
6.35%, 06/28/24(e)	$400	$261,084
6.83%, 07/18/26(e)	200	126,322
6.85%, 03/14/24(e)	400	262,008
6.85%, 11/03/25(e)	400	256,072
		1,878,030
Supranational — 2.4%
Africa Finance Corp.
3.13%, 06/16/25(e)	200	208,470
3.88%, 04/13/24(e)	200	212,608
4.38%, 04/17/26(e)	400	436,956
African Development Bank
0.75%, 04/03/23	1,467	1,480,423
0.88%, 03/23/26	550	554,296
1.63%, 09/16/22	167	169,799
2.13%, 11/16/22	1,577	1,617,040
3.00%, 09/20/23	2,064	2,183,320
African Export-Import Bank (The)
4.13%, 06/20/24(e)	2,250	2,411,640
5.25%, 10/11/23(e)	650	702,488
Arab Petroleum Investments Corp., 1.26%, 02/10/26(e)	1,000	1,001,880
Asian Development Bank
0.25%, 07/14/23	383	383,119
0.38%, 06/11/24	100	99,998
0.38%, 09/03/25	2,250	2,227,725
0.50%, 02/04/26	1,010	1,002,294
0.63%, 04/29/25	3,485	3,492,841
1.00%, 04/14/26	4,609	4,672,328
1.50%, 10/18/24	2,752	2,843,669
1.63%, 01/24/23	1,588	1,622,253
1.75%, 09/13/22	1,878	1,912,142
1.88%, 08/10/22	5	5,090
2.00%, 01/22/25	174	182,916
2.00%, 04/24/26	125	132,499
2.63%, 01/30/24	2,153	2,277,077
2.75%, 03/17/23	2,148	2,237,421
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	300	299,718
0.50%, 05/28/25	589	586,691
0.50%, 01/27/26	150	148,781
2.25%, 05/16/24	3,392	3,565,874
Central American Bank for Economic Integration, 2.00%,
05/06/25(b)	400	415,052
Council of Europe Development Bank
0.25%, 06/10/23	14	14,007
0.25%, 10/20/23	708	707,419
1.38%, 02/27/25	94	96,749
1.75%, 09/26/22	756	769,910
2.50%, 02/27/24	345	364,061
2.63%, 02/13/23	1,245	1,291,239
European Bank for Reconstruction & Development
0.25%, 07/10/23	374	374,123
0.50%, 05/19/25	2,175	2,168,149
1.50%, 02/13/25	1,185	1,224,863
1.63%, 09/27/24	31	32,136
2.75%, 03/07/23	500	520,400
European Investment Bank
0.25%, 09/15/23	1,545	1,544,645
0.38%, 12/15/25	1,150	1,136,062
0.38%, 03/26/26	1,320	1,301,216
0.63%, 07/25/25	2,720	2,723,373

	Par
Security	(000)	Value

Supranational (continued)
1.38%, 09/06/22	$55	$55,755
1.38%, 05/15/23	115	117,408
1.63%, 03/14/25	2,365	2,457,826
1.88%, 02/10/25	1,060	1,110,350
2.00%, 12/15/22	1,360	1,394,449
2.25%, 08/15/22	1,430	1,461,517
2.25%, 06/24/24	1,996	2,103,425
2.50%, 03/15/23	2,409	2,499,530
2.63%, 03/15/24	3,213	3,405,137
2.88%, 08/15/23	1,782	1,876,981
3.13%, 12/14/23	854	910,723
3.25%, 01/29/24	3,354	3,598,305
European Stability Mechanism, 1.38%, 09/11/24(b)	1,000	1,027,930
Inter-American Development Bank
0.25%, 11/15/23	115	114,884
0.50%, 05/24/23	2,720	2,735,096
0.63%, 07/15/25	2,077	2,079,451
0.88%, 04/03/25	5,058	5,118,089
0.88%, 04/20/26	155	156,249
1.75%, 09/14/22	973	990,495
1.75%, 03/14/25	1,930	2,013,801
2.13%, 01/15/25	1,176	1,240,692
2.50%, 01/18/23	1,687	1,744,459
2.63%, 01/16/24	1,286	1,358,749
3.00%, 10/04/23	914	967,752
3.00%, 02/21/24	2,046	2,184,535
Inter-American Investment Corp., 1.75%, 10/02/24(e)	1,800	1,868,832
International Bank for Reconstruction & Development
0.13%, 04/20/23	600	599,406
0.25%, 11/24/23	130	129,867
0.38%, 07/28/25	3,151	3,123,208
0.50%, 10/28/25	2,660	2,643,987
0.63%, 04/22/25	5,288	5,302,912
0.75%, 03/11/25	2,544	2,563,640
1.50%, 08/28/24	412	425,530
1.63%, 01/15/25	1,164	1,208,977
1.75%, 04/19/23	106	108,809
1.88%, 10/07/22	5	5,103
1.88%, 06/19/23	288	296,940
2.13%, 02/13/23	315	324,491
2.13%, 03/03/25	215	227,105
2.50%, 03/19/24	4,264	4,506,280
2.50%, 11/25/24	1,422	1,516,620
2.50%, 07/29/25	1,607	1,727,573
3.00%, 09/27/23	2,285	2,417,416
7.63%, 01/19/23	1,626	1,802,958
International Development Association, 2.75%, 04/24/23(b)	300	313,047
International Finance Corp.
0.38%, 07/16/25	2,271	2,251,628
1.38%, 10/16/24	1,264	1,300,517
2.00%, 10/24/22	892	912,266
2.88%, 07/31/23	577	606,946
Nordic Investment Bank
0.38%, 09/11/25	1,800	1,780,668
2.25%, 05/21/24	1,000	1,052,060
		135,095,134
Sweden — 0.2%
Kommuninvest I Sverige AB
0.38%, 02/16/24(b)(d)	1,000	1,000,750
1.63%, 10/24/22(b)	1,000	1,017,970

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Sweden (continued)
2.63%, 09/15/22(b)(d)	$1,000	$1,027,650
Svensk Exportkredit AB
0.50%, 08/26/25	1,800	1,786,194
0.63%, 05/14/25	1,050	1,049,433
1.75%, 12/12/23	200	206,484
2.00%, 08/30/22	500	509,750
2.88%, 03/14/23	969	1,010,250
Sweden Government International Bond, 2.38%,
02/15/23(b)	1,325	1,369,348
		8,977,829
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(e)	200	201,420

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.38%,
01/16/24(e)	200	211,210

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%,
01/30/25(e)	628	531,508

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(e)	400	405,512
5.00%, 04/06/23(e)	400	409,696
5.13%, 06/22/26(b)(d)	1,500	1,504,485
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(e)	200	199,374
Turkey Government International Bond
3.25%, 03/23/23	800	800,120
4.25%, 03/13/25	1,000	986,340
4.25%, 04/14/26	600	579,792
4.75%, 01/26/26	1,000	988,810
5.60%, 11/14/24	1,200	1,238,508
5.75%, 03/22/24	800	831,664
6.25%, 09/26/22	980	1,018,044
6.35%, 08/10/24	900	947,277
6.38%, 10/14/25	1,200	1,260,708
7.25%, 12/23/23	1,000	1,080,380
7.38%, 02/05/25(d)	1,544	1,675,641
Turkiye Ihracat Kredi Bankasi AS
4.25%, 09/18/22(e)	400	406,032
5.38%, 10/24/23(e)	200	206,684
6.13%, 05/03/24(e)	400	417,568
8.25%, 01/24/24(e)	400	435,256
		15,391,891
Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/22(e)	700	731,416
7.75%, 09/01/23(e)	430	460,797
7.75%, 09/01/24(e)	800	869,160
7.75%, 09/01/25(e)	600	652,482
8.99%, 02/01/24(e)	400	440,916
		3,154,771
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(e)	1,400	1,408,120
2.13%, 09/30/24(e)	1,400	1,464,540
2.50%, 10/11/22(e)	1,400	1,435,350
2.50%, 04/16/25(e)	1,400	1,489,726
3.13%, 05/03/26(e)	600	656,628

	Par
Security	(000)	Value

United Arab Emirates (continued)
Dubai DOF Sukuk Ltd., 3.88%, 01/30/23(e)	$400	$416,648
RAK Capital, 3.09%, 03/31/25(e)	500	530,000
Sharjah Sukuk Ltd., 3.76%, 09/17/24(e)	200	213,276
Sharjah Sukuk Program Ltd., 3.85%, 04/03/26(e)	400	428,540
		8,042,828
United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	2,100	2,111,277

Uruguay — 0.0%
Uruguay Government International Bond, 4.50%,
08/14/24(d)	500	541,185

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%,
11/19/24(e)	454	505,107

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(e)	367	234,964
8.50%, 04/14/24(e)(l)(m)	400	262,384
		497,348
Total Foreign Government Obligations — 6.8%
(Cost: $377,907,472)		382,433,185

Municipal Debt Obligations
California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	2,400	2,432,448
University of California RB, Series BG, 0.88%, 05/15/25
(Call 04/15/25)	70	70,602
		2,503,050
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A,
1.26%, 07/01/25	500	507,720

New York — 0.0%
New York State Urban Development Corp. RB, Series B,
2.10%, 03/15/22	65	65,716

Total Municipal Debt Obligations — 0.1%
(Cost: $3,066,290)		3,076,486

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.3%
Federal Home Loan Mortgage Corp.
2.04%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	18	18,410
2.50%, 01/01/30	473	495,725
2.50%, 08/01/31	379	399,339
2.50%, 10/01/31	937	984,830
2.50%, 12/01/31	497	522,491
2.50%, 02/01/32	578	608,269
2.50%, 01/01/33	1,586	1,674,372
3.00%, 05/01/29	17,539	18,525,032
3.00%, 05/01/30	428	452,931
3.00%, 06/01/30	39	41,567
3.00%, 07/01/30	305	322,357
3.00%, 12/01/30	452	477,559
3.00%, 05/01/31	171	181,144
3.00%, 06/01/31	115	122,090
3.50%, 05/01/32	90	96,342

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/32	$83	$89,769
3.50%, 07/01/33	203	216,899
3.50%, 06/01/34	941	1,005,500
4.00%, 05/01/33	200	211,969
Federal National Mortgage Association
1.50%, 08/17/36(n)	70,650	71,999,526
1.94%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	51	52,787
2.00%, 06/01/36	17,997	18,686,755
2.00%, 07/01/36	9,465	9,838,959
2.00%, 08/17/36(n)	24,248	25,163,930
2.12%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	16	16,137
2.50%, 05/01/31	787	826,536
2.50%, 10/01/35	906	954,848
2.50%, 05/01/36	15,121	15,882,656
2.50%, 06/01/36	662	696,272
2.50%, 08/17/36(n)	6,664	6,981,842
3.00%, 03/01/30	3,250	3,435,412
3.00%, 08/17/36(n)	170	178,892
3.50%, 08/17/36(n)	5,999	6,408,509
4.00%, 08/17/36(n)	3,429	3,643,982
4.50%, 08/17/36(n)	112	117,316
5.00%, 08/17/36(n)	178	185,391
Series 2012-M13, Class A2, 2.38%, 05/25/22.	436	437,645
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	88	93,418
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21
(Call 12/25/21)	390	391,887
Series K027, Class A2, 2.64%, 01/25/23
(Call 01/25/23)	2,358	2,422,059
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	500	517,395
Series K030, Class A2, 3.25%, 04/25/23
(Call 04/25/23)(a)	2,500	2,602,330
Series K033, Class A2, 3.06%, 07/25/23
(Call 07/25/23)(a)	2,000	2,086,474
Series K034, Class A2, 3.53%, 07/25/23
(Call 07/25/23)(a)	1,250	1,319,665
Series K036, Class A2, 3.53%, 10/25/23
(Call 10/25/23)(a)	500	531,276
Series K045, Class A1, 2.49%, 11/25/24 (Call 11/25/24)	2,572	2,615,923
Series K048, Class A2, 3.28%, 06/25/25
(Call 06/25/25)(a)	1,347	1,469,756
Series K049, Class A2, 3.01%, 07/25/25
(Call 07/25/25)	1,129	1,222,606
Series K051, Class A2, 3.31%, 09/25/25
(Call 09/25/25)	1,622	1,778,875
Series K053, Class A2, 3.00%, 12/25/25
(Call 12/25/25)	1,000	1,087,570
Series K067, Class A1, 2.90%, 03/25/27
(Call 03/25/27)	3,537	3,755,357
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 05/25/31)	460	511,356
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 04/25/34)	450	510,975
Series K722, Class A2, 2.41%, 03/25/23
(Call 03/25/23)	1,700	1,741,815
Series K724, Class A2, 3.06%, 11/25/23
(Call 11/25/23)(a)	1,500	1,571,017
Series K725, Class A1, 2.67%, 05/25/23
(Call 07/25/22)	304	307,717

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series K729, Class A1, 2.95%, 02/25/24
(Call 02/25/24)	$1,261	$1,285,937
Uniform Mortgage-Backed Securities
2.00%, 10/01/35	13,477	14,061,315
2.00%, 12/01/35	8,809	9,154,705
2.00%, 02/01/36	27,160	28,308,847
2.00%, 03/01/36	7,378	7,674,529
2.00%, 04/01/36	15,762	16,372,462
2.50%, 07/01/28	614	643,422
2.50%, 12/01/29	158	165,386
2.50%, 03/01/30	77	80,404
2.50%, 07/01/30	98	102,760
2.50%, 08/01/30	284	297,864
2.50%, 12/01/30	46	48,682
2.50%, 01/01/31	41	42,601
2.50%, 08/01/31	1,066	1,124,445
2.50%, 09/01/31	854	896,699
2.50%, 10/01/31	4,213	4,421,880
2.50%, 12/01/31	1,282	1,346,589
2.50%, 01/01/32	5,537	5,828,326
2.50%, 02/01/32	1,006	1,059,908
2.50%, 03/01/32	961	1,009,700
2.50%, 04/01/32	6,796	7,163,972
2.50%, 07/01/32	7,713	8,140,734
2.50%, 10/01/32	132	139,175
2.50%, 01/01/33	1,196	1,256,440
2.50%, 07/01/35	9,456	10,012,696
2.50%, 10/01/35	19,619	20,714,163
2.50%, 03/01/36	1,961	2,081,860
3.00%, 10/01/27	49	51,631
3.00%, 10/01/28	245	259,349
3.00%, 11/01/28	233	246,117
3.00%, 03/01/30	4,917	5,177,011
3.00%, 04/01/30	105	111,033
3.00%, 07/01/30	67	71,063
3.00%, 08/01/30	251	265,096
3.00%, 09/01/30	392	414,189
3.00%, 10/01/30	193	203,387
3.00%, 11/01/30	46	48,357
3.00%, 12/01/30	167	177,112
3.00%, 01/01/31	2,348	2,486,570
3.00%, 02/01/31	1,188	1,259,539
3.00%, 03/01/31	262	277,696
3.00%, 04/01/31	113	119,019
3.00%, 06/01/31	702	744,674
3.00%, 07/01/31	839	892,285
3.00%, 09/01/31	215	228,082
3.00%, 10/01/31	51	54,395
3.00%, 01/01/32	778	827,097
3.00%, 02/01/32	2,512	2,669,972
3.00%, 03/01/32	230	244,443
3.00%, 06/01/32	761	804,643
3.00%, 08/01/32	462	492,932
3.00%, 11/01/32	724	771,395
3.00%, 12/01/32	1,273	1,350,033
3.00%, 02/01/33	816	869,736
3.00%, 10/01/33	961	1,011,941
3.00%, 07/01/34	455	479,761
3.00%, 09/01/34	4,824	5,133,252
3.00%, 11/01/34	653	693,138

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$5,962	$6,285,012
3.50%, 01/01/27	10	10,459
3.50%, 12/01/29	19	20,500
3.50%, 07/01/30	212	226,750
3.50%, 10/01/30	98	104,774
3.50%, 11/01/30	11	12,119
3.50%, 03/01/31	131	141,036
3.50%, 06/01/31	213	229,215
3.50%, 01/01/32	109	118,168
3.50%, 05/01/32	172	186,039
3.50%, 06/01/32	195	211,251
3.50%, 07/01/32	62	66,778
3.50%, 08/01/32	59	62,866
3.50%, 09/01/32	387	415,376
3.50%, 10/01/32	58	62,806
3.50%, 11/01/32	44	47,627
3.50%, 03/01/33	575	621,567
3.50%, 04/01/33	795	854,840
3.50%, 05/01/33	470	508,784
3.50%, 06/01/33	907	969,490
3.50%, 02/01/34	6,156	6,659,296
3.50%, 07/01/34	1,541	1,646,887
3.50%, 08/01/34	957	1,023,422
3.50%, 01/01/35	604	649,619
4.00%, 07/01/29	116	124,107
4.00%, 07/01/32	377	402,565
4.00%, 05/01/33	430	457,297
4.00%, 06/01/33	192	204,020
4.00%, 07/01/33	129	136,924
4.00%, 12/01/33	1,077	1,149,314
		413,970,818
U.S. Government Agency Obligations — 1.4%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	35	36,463
2.85%, 09/20/21	645	647,303
Federal Home Loan Banks
1.50%, 08/15/24	260	268,856
1.88%, 11/29/21	200	201,172
2.13%, 06/10/22	600	610,332
2.13%, 06/09/23	300	310,776
2.38%, 09/10/21	600	601,464
2.63%, 12/10/21	650	655,830
2.88%, 12/10/21	275	277,742
3.00%, 12/09/22	3,724	3,866,555
3.38%, 09/08/23	1,105	1,178,206
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	615,258
0.25%, 08/24/23	10,000	10,009,000
0.25%, 12/04/23	2,470	2,471,210
1.13%, 08/12/21	1,150	1,150,333
2.38%, 01/13/22	3,720	3,758,502
2.75%, 06/19/23	4,195	4,396,905
Federal National Mortgage Association
0.25%, 07/10/23	15,000	15,015,150
0.50%, 06/17/25	13,000	12,981,280
0.63%, 04/22/25	200	200,958
1.25%, 08/17/21	900	900,459
1.38%, 10/07/21	875	877,126
1.75%, 07/02/24	6,850	7,127,836
1.88%, 04/05/22	1,500	1,518,180

	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
2.00%, 01/05/22	$790	$796,470
2.00%, 10/05/22	1,800	1,840,068
2.25%, 04/12/22	525	532,954
2.38%, 01/19/23	2,610	2,694,825
2.50%, 02/05/24	705	744,318
2.63%, 01/11/22	410	414,576
2.63%, 09/06/24	2,550	2,731,126
2.88%, 09/12/23	800	844,848
		80,276,081
U.S. Government Obligations — 44.1%
U.S. Treasury Note/Bond
0.13%, 08/31/22	10,000	10,003,906
0.13%, 09/30/22	26,000	26,008,125
0.13%, 11/30/22	4,000	4,000,625
0.13%, 12/31/22	34,100	34,100,000
0.13%, 01/31/23	2,100	2,099,672
0.13%, 02/28/23	48,700	48,688,586
0.13%, 03/31/23	50,000	49,980,469
0.13%, 05/15/23	4,900	4,897,129
0.13%, 06/30/23(d)	45,400	45,360,985
0.13%, 07/15/23	15,200	15,184,563
0.13%, 08/15/23	5,000	4,993,359
0.13%, 09/15/23	50,000	49,914,062
0.13%, 10/15/23	5,000	4,989,453
0.13%, 12/15/23	15,000	14,958,984
0.13%, 01/15/24	39,400	39,270,719
0.25%, 06/15/23	34,000	34,049,141
0.25%, 11/15/23	22,000	22,013,750
0.25%, 03/15/24	48,800	48,761,875
0.25%, 06/15/24	10,000	9,977,344
0.25%, 05/31/25	20,000	19,796,875
0.25%, 06/30/25	38,100	37,686,258
0.25%, 07/31/25	40,400	39,932,875
0.25%, 08/31/25	32,500	32,091,211
0.25%, 09/30/25	22,400	22,102,500
0.25%, 10/31/25	4,700	4,633,172
0.38%, 04/15/24	18,100	18,136,766
0.38%, 07/15/24	30,000	30,025,781
0.38%, 04/30/25	3,100	3,085,711
0.38%, 11/30/25	67,500	66,856,641
0.38%, 12/31/25	22,200	21,969,328
0.38%, 01/31/26	128,400	126,945,469
0.50%, 03/15/23	12,300	12,371,590
0.50%, 03/31/25	30,800	30,821,656
0.50%, 02/28/26	43,000	42,731,250
0.75%, 03/31/26	20,000	20,092,188
0.75%, 05/31/26	54,100	54,294,422
0.88%, 06/30/26	48,800	49,246,063
1.13%, 02/28/25	8,000	8,186,875
1.25%, 07/31/23	30,500	31,146,934
1.25%, 08/31/24	3,200	3,286,250
1.38%, 10/15/22	7,900	8,020,969
1.38%, 06/30/23	4,000	4,091,875
1.38%, 08/31/23	41,500	42,511,562
1.38%, 09/30/23	36,300	37,207,500
1.38%, 01/31/25	9,000	9,288,281
1.50%, 08/15/22	5,000	5,073,242
1.50%, 09/15/22	19,700	20,010,121
1.50%, 01/15/23	2,500	2,549,902
1.50%, 02/28/23	44,800	45,762,500

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.50%, 03/31/23	$2,000	$2,044,922
1.50%, 09/30/24	11,500	11,905,195
1.50%, 10/31/24	15,000	15,536,719
1.50%, 11/30/24	19,230	19,922,581
1.63%, 08/15/22	15,200	15,442,250
1.63%, 08/31/22	2,500	2,541,406
1.63%, 11/15/22	30,100	30,684,363
1.63%, 04/30/23	25,000	25,638,672
1.63%, 05/31/23	11,800	12,113,898
1.63%, 02/15/26	35,000	36,553,125
1.63%, 05/15/26	32,000	33,440,000
1.75%, 09/30/22	30,900	31,492,652
1.75%, 01/31/23	18,000	18,435,234
1.75%, 05/15/23	16,000	16,452,500
1.75%, 06/30/24	16,500	17,175,469
1.75%, 12/31/24	19,000	19,852,031
1.88%, 08/31/22	14,200	14,473,461
1.88%, 09/30/22	22,650	23,116,272
1.88%, 10/31/22	4,000	4,088,125
1.88%, 08/31/24	19,800	20,711,109
2.00%, 10/31/22	13,400	13,715,109
2.00%, 11/30/22	20,900	21,423,316
2.00%, 02/15/23	19,800	20,363,836
2.00%, 04/30/24	34,500	36,101,016
2.00%, 06/30/24	14,000	14,674,844
2.00%, 02/15/25	27,500	28,982,422
2.00%, 08/15/25	7,600	8,039,969
2.13%, 12/31/22	24,300	24,983,437
2.13%, 11/30/23	700	730,680
2.13%, 02/29/24	22,500	23,572,266
2.13%, 03/31/24	18,000	18,874,687
2.13%, 07/31/24	13,900	14,637,352
2.13%, 09/30/24	15,000	15,821,484
2.13%, 11/30/24	7,800	8,241,188
2.13%, 05/15/25	2,000	2,121,406
2.25%, 12/31/23	8,350	8,751,191
2.25%, 01/31/24	23,000	24,139,219
2.25%, 04/30/24	17,600	18,535,000
2.25%, 10/31/24	7,200	7,629,750
2.25%, 11/15/24	19,600	20,776,000
2.25%, 12/31/24	9,000	9,554,062
2.25%, 11/15/25	10,000	10,704,687
2.38%, 01/31/23	7,000	7,234,609
2.38%, 02/29/24	19,000	20,021,250
2.38%, 08/15/24	23,400	24,829,594
2.38%, 04/30/26	2,000	2,160,313
2.50%, 03/31/23	8,000	8,312,188
2.50%, 08/15/23	6,000	6,280,313
2.50%, 01/31/24	16,500	17,417,812
2.50%, 05/15/24	16,700	17,718,961
2.50%, 01/31/25	9,300	9,963,352
2.63%, 02/28/23	5,500	5,715,703
2.63%, 06/30/23	8,750	9,158,447
2.63%, 12/31/23	2,000	2,114,063
2.63%, 03/31/25	5,250	5,658,926
2.63%, 01/31/26	13,000	14,153,750
2.75%, 04/30/23	26,100	27,277,559
2.75%, 05/31/23	5,000	5,235,742
2.75%, 07/31/23	16,500	17,342,402
2.75%, 08/31/23	12,000	12,633,750

	Par/
	Shares
Security	(000)		Value

U.S. Government Obligations (continued)
2.75%, 02/28/25	$12,450		$13,460,590
2.75%, 06/30/25	14,000		15,203,125
2.75%, 08/31/25	12,000		13,062,188
2.88%, 09/30/23	14,200		15,015,391
2.88%, 10/31/23	4,800		5,084,625
2.88%, 11/30/23	9,900		10,505,602
2.88%, 04/30/25	22,100		24,054,469
2.88%, 05/31/25	35,000		38,147,266
2.88%, 07/31/25	6,000		6,553,125
3.00%, 09/30/25	34,600		38,060,000
3.00%, 10/31/25	8,000		8,812,500
6.88%, 08/15/25	4,300		5,384,070
7.13%, 02/15/23	6,500		7,191,895
7.25%, 08/15/22	1,000		1,073,086
7.50%, 11/15/24	20,000		24,653,125
			2,482,691,210

Total U.S. Government & Agency Obligations — 52.8%
(Cost: $2,943,138,584)			2,976,938,109

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(h)(m)	16		0	(i)

Metals & Mining — 0.0%
Foresight Energy LLC(h)(m)	0	(o)	0	(i)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(h)(m)	0	(o)	1,834

Total Common Stocks — 0.0%
(Cost $146,352)			1,834

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(h)(m)	0	(o)	0	(i)

Total Preferred Stocks — 0.0%
(Cost $98)			0	(i)

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(m)	0	(o)	0	(i)

Total Warrants — 0.0%
(Cost $0)			0	(i)

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(p)(q)	217,253		217,361,134

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(p)(q)(r)	71,340	$71,340,186
		288,701,320
Total Short-Term Investments — 5.1%
(Cost: $288,664,791)		288,701,320

Total Investments in Securities — 103.4%
(Cost: $5,746,922,253)		5,824,187,763

Other Assets, Less Liabilities — (3.4)%		(188,890,597)

Net Assets — 100.0%		$5,635,297,166

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	All or a portion of this security is on loan.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(i)	Rounds to less than $1.

(j)	U.S. dollar denominated security issued by foreign domiciled entity.

(k)	Zero-coupon bond.

(l)	Issuer filed for bankruptcy and/or is in default.

(m)	Non-income producing security.

(n)	TBA transaction.

(o)	Rounds to less than 1,000.

(p)	Affiliate of the Fund.

(q)	Annualized 7-day yield as of period-end.

(r)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,997,427	$58,392,739	(a)	$—	$(15,083)	$(13,949)	$217,361,134	217,253	$159,421	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,795,447	40,544,739	(a)	—	—	—	71,340,186	71,340	156,572		—
					$(15,083)	$(13,949)	$288,701,320		$315,993		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2021

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total
Investments
Assets
Asset-Backed Securities	$—	$29,498,135		$—		$29,498,135
Collaterized Mortgage Obligations	—	84,080,009		—		84,080,009
Corporate Bonds & Notes	—	2,059,458,685		—		2,059,458,685
Foreign Government Obligations.	—	382,433,185		—		382,433,185
Municipal Debt Obligations	—	3,076,486		—		3,076,486
U.S. Government & Agency Obligations	—	2,976,938,109		—		2,976,938,109
Common Stocks	—	—		1,834		1,834
Preferred Stocks	—	—		0	(a)	0	(a)
Warrants	—	0	(a)	—		0	(a)
Money Market Funds.	288,701,320	—		—		288,701,320
	288,701,320	5,535,484,609		1,834		5,824,187,763
	$288,701,320	$5,535,484,609		$1,834		$5,824,187,763

(a)	Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate